UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

Wilmington Trust Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

Wilmington Trust Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. Treasury Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 60.4%
U.S. TREASURY BILL - 48.2%
[2]0.01%, 5/17/12	50,000,000	49,998,528
[2]0.02%, 4/05/12	150,000,000	149,994,222
[2]0.03%, 2/09/12	100,000,000	99,999,333
[2]0.03%, 2/23/12	100,000,000	99,997,861
[2]0.04%, 7/05/12	100,000,000	99,980,625

TOTAL U.S. TREASURY BILL		$499,970,569
U.S. TREASURY NOTE - 12.2%
1.75%, 8/15/12	50,000,000	50,434,389
4.50%, 4/30/12	75,000,000	75,813,821

TOTAL U.S. TREASURY NOTE		$126,248,210

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $626,218,779)		$626,218,779
REPURCHASE AGREEMENTS - 39.5%
Bank of America LLC, 0.17%, dated 01/31/12, due 02/01/12, repurchase price $95,000,449, collateralized by a U.S. Treasury Security 0.50%, maturing 10/15/13; total market value of $95,950,007.	95,000,000	95,000,000
Barclays Capital, Inc., 0.18%, dated 01/31/12, due 02/01/12, repurchase price $65,000,325, collateralized by a U.S. Treasury Security 0.13%, maturing 08/31/13; total market value of $65,650,051.	65,000,000	65,000,000
Credit Suisse First Boston LLC, 0.14%, dated 01/31/12, due 02/01/12, repurchase price $25,000,097, collateralized by a U.S. Treasury Security 3.13%, maturing 05/15/21; total market value of $25,485,705.	25,000,000	25,000,000
Deutsche Bank Securities, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $225,101,251, collateralized by U.S. Treasury Securities 0.00% to 11.25%, maturing 02/15/12 to 11/15/41; total market value of $227,351,093.	225,100,000	225,100,000

TOTAL REPURCHASE AGREEMENTS (COST $410,100,000)		$410,100,000

TOTAL INVESTMENTS - 99.9% (COST $1,036,318,779)		$1,036,318,779
OTHER ASSETS LESS LIABILITIES - 0.1%		1,108,785

TOTAL NET ASSETS - 100.0%		$1,037,427,564

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$626,218,779	$—	$626,218,779
Repurchase Agreements	—	410,100,000	—	410,100,000

Total	$—	$1,036,318,779	$—	$1,036,318,779

MTB U.S. Government Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 55.2%
FEDERAL FARM CREDIT BANK (FFCB) - 4.5%
[1]0.19%, 2/01/12	100,000,000	99,994,376
FEDERAL HOME LOAN BANK (FHLB) - 15.2%
0.17%, 4/02/12	50,000,000	49,997,168
[1]0.23%, 2/23/12	48,000,000	47,992,250
[2]0.04%, 3/21/12	37,000,000	36,998,237
[2]0.04%, 4/18/12	50,000,000	49,995,722
[2]0.18%, 10/16/12	50,000,000	49,935,500
[1]0.29%, 2/01/12	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$334,918,877
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 9.6%
[2]0.02%, 3/07/12	50,000,000	49,999,028
[2]0.07%, 5/07/12	61,000,000	60,989,427
[2]0.08%, 6/19/12	50,000,000	49,984,556
[2]0.09%, 4/16/12	50,000,000	49,991,146

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$210,964,157
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 19.1%
[2]0.05%, 5/14/12	49,300,000	49,293,653
[2]0.07%, 7/02/12	200,000,000	199,936,667
[2]0.09%, 10/02/12	50,000,000	49,969,500
[2]0.12%, 7/16/12	24,800,000	24,786,277
[1]0.27%, 2/08/12	45,000,000	44,984,366
4.75%, 11/19/12	49,406,000	51,174,345

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$420,144,808
U.S. TREASURY BILL - 6.8%
[2]0.02%, 4/05/12	150,000,000	149,996,667

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $1,216,018,885)		$1,216,018,885
REPURCHASE AGREEMENTS - 44.8%
Bank of America LLC, 0.17%, dated 01/31/12, due 02/01/12, repurchase price $163,000,770, collateralized by a U.S. Treasury Security 0.00%, maturing 01/10/13; total market value of $164,630,097.	163,000,000	163,000,000
Barclays Capital, Inc., 0.18%, dated 01/31/12, due 02/01/12, repurchase price $235,001,175, collateralized by a U.S. Treasury Security 3.25%, maturing 03/31/17; total market value of $237,350,052.	235,000,000	235,000,000
Credit Suisse First Boston LLC, 0.14%, dated 01/31/12, due 02/01/12, repurchase price $100,000,389, collateralized by U.S. Treasury Securities 3.13%, maturing 05/15/21; total market value of $101,943,949.	100,000,000	100,000,000
Deutsche Bank Securities, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $489,702,993, collateralized by U.S. Government Securities 0.19% to 3.79%, maturing 07/06/12 to 12/23/13; total market value of $494,597,730.	489,700,000	489,700,000

TOTAL REPURCHASE AGREEMENTS (COST $987,700,000)		$987,700,000

TOTAL INVESTMENTS - 100.0% (COST $2,203,718,885)		$2,203,718,885
OTHER LIABILITIES LESS ASSETS - (0.0%)**		(274,868)

TOTAL NET ASSETS - 100.0%		$2,203,444,017

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$1,216,018,885	$—	$1,216,018,885
Repurchase Agreements	—	987,700,000	—	987,700,000

Total	$—	$2,203,718,885	$—	$2,203,718,885

MTB Tax-Free Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Vale	Value
COMMERCIAL PAPER - 26.1%
CALIFORNIA - 2.3%
COMMERCIAL SERVICES - 2.3%
California State University Institute, 0.10%, 4/03/12	3,000,000	3,000,000

TOTAL CALIFORNIA		$3,000,000
FLORIDA - 3.1%
ELECTRIC - 3.1%
JEA, 0.12%, 3/06/12	4,000,000	4,000,000

TOTAL FLORIDA		$4,000,000
MARYLAND - 4.6%
HIGHER EDUCATION - 4.6%
Johns Hopkins University
0.09%, 4/05/12	2,000,000	2,000,000
0.13%, 4/05/12	4,000,000	4,000,000

TOTAL HIGHER EDUCATION		$6,000,000

TOTAL MARYLAND		$6,000,000
MICHIGAN - 3.9%
COMMERCIAL SERVICES - 3.9%
University of Michigan, 0.10%, 4/04/12	5,000,000	5,000,000

TOTAL MICHIGAN		$5,000,000
NEW YORK - 3.4%
ASSET-BACKED SECURITIES - 3.4%
New York State Power Authority, (JP Morgan LOC), 0.10%, 4/02/12	4,410,000	4,410,000

TOTAL NEW YORK		$4,410,000
TEXAS - 8.8%
COMMERCIAL SERVICES - 8.8%
Texas Tech University, 0.08%, 2/14/12	6,000,000	6,000,000
University of Texas System, 0.10%, 4/04/12	5,383,000	5,383,000

TOTAL COMMERCIAL SERVICES		$11,383,000

TOTAL TEXAS		$11,383,000

TOTAL COMMERCIAL PAPER (COST $33,793,000)		$33,793,000
MUNICIPAL BONDS - 20.6%
ARIZONA - 2.4%
HIGHER EDUCATION - 2.4%
Southern Arizona, Capital Facilities Finance Corp., Student Housing Revenue Bonds, (National-Reinsurance)/(University of Arizona, OBG), (Refunding to 9/01/12 @ 100), 5.10%, 9/01/33	3,000,000	3,085,817

TOTAL ARIZONA		$3,085,817
MINNESOTA - 2.4%
GENERAL REVENUE - 2.4%
Minneapolis, MN, Special School District No 1 Cops., Certificate Participation Bonds, (Series A), (AMG Standard Graduate Program), (Mandatory Tender 2/01/2012)
5.00%, 2/01/18	1,545,000	1,545,000
5.00%, 2/01/19	1,535,000	1,535,000

TOTAL GENERAL REVENUE		$3,080,000

TOTAL MINNESOTA		$3,080,000
MISSOURI - 0.8%
SCHOOL DISTRICT - 0.8%
St Louis County, MO, School District No R-7 Kirkwood, GO Unlimited, Refunding Bonds, 2.00%, 2/15/12	1,000,000	1,000,679

TOTAL MISSOURI		$1,000,679
NEW YORK - 12.3%
GENERAL OBLIGATIONS - 4.5%
Suffolk County, NY, GO Unlimited Bonds, Public Improvements, (Series B), 2.00%, 10/15/12	2,300,000	2,327,367
Watertown, NY, GO Unlimited Notes, BANs, 1.50%, 4/26/12	1,462,736	1,464,762
Watertown, NY, GO Unlimited, Refunding Notes, BANs, 1.50%, 4/26/12	2,000,000	2,002,298

TOTAL GENERAL OBLIGATIONS		$5,794,427
SCHOOL DISTRICT - 7.8%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	2,800,000	2,808,651
Cattaraugus-Little Valley Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 2.00%, 6/15/12	2,300,000	2,309,238
Seneca Falls, NY, Central School District, GO Unlimited Notes, BANs, (State Aid Withholding), 1.50%, 6/15/12	3,000,000	3,007,677
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.00%, 6/22/12	2,000,000	2,002,669

TOTAL SCHOOL DISTRICT		$10,128,235

TOTAL NEW YORK		$15,922,662
OHIO - 1.2%
GENERAL REVENUE - 1.2%
State of Ohio, Revitalization Project Revenue Notes, BANs, (Series A), 0.35%, 6/01/12	1,500,000	1,500,000

TOTAL OHIO		$1,500,000
WISCONSIN - 1.5%
EDUCATION - 1.5%
Wisconsin State, School Districts Cash Flow Administration, Temporary Borrowing Program, Revenue Notes, 1.00%, 10/15/12	2,000,000	2,008,393

TOTAL WISCONSIN		$2,008,393

TOTAL MUNICIPAL BONDS (COST $26,597,551)		$26,597,551
3SHORT-TERM MUNICIPAL BONDS - 53.4%
FLORIDA - 6.6%
GENERAL REVENUE - 2.9%
Broward County School Board, FL, Certificate Participation, (Series D) Weekly VRDNs, (AGM)/(Dexia Credit Local), 0.08%, 2/02/12	3,800,000	3,800,000
MEDICAL - 2.5%
Jacksonville Economic Development Commission, FL, Health Care Facilities, Refunding Revenue Bonds, Daily VRDNs, (Methodist, OBG)/(TD Bank N.A., LOC), 0.05%, 2/01/12	3,200,000	3,200,000
POWER - 1.2%
JEA District Energy System Revenue, FL, Revenue Bonds, (Series A) Weekly VRDNs, (State Street B&T Co., LOC), 0.06%, 2/02/12	1,555,000	1,555,000

TOTAL FLORIDA		$8,555,000
IDAHO - 6.0%
HOUSING - 6.0%
Idaho Housing & Finance Association, Single Family Mortgage, Revenue Bonds, (Series A-Class I) Weekly VRDNs, (Barclays Bank PLC, SPA), 0.08%, 2/01/12	7,800,000	7,800,000

TOTAL IDAHO		$7,800,000
MARYLAND - 2.7%
MEDICAL - 2.7%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of Institution)/(JP Morgan Chase, LOC)/(Pooled Loan Program), 0.11%, 2/01/12	1,700,000	1,700,000
Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, (Series D) Daily VRDNs, (University of Maryland Medical System)/(TD Bank N.A., LOC), 0.05%, 2/01/12	1,800,000	1,800,000

TOTAL MEDICAL		$3,500,000

TOTAL MARYLAND		$3,500,000
MISSOURI - 1.2%
MEDICAL - 1.2%

Missouri State, Health & Educational Facilities Authority, Health Revenue Bonds, (Series E) Daily VRDNs, (SSM Health Care Corp., OBG)/(PNC Bank N.A., LOC), 0.04%, 2/01/12	1,500,000	1,500,000

TOTAL MISSOURI		$1,500,000
NEVADA - 2.4%
MULTI-FAMILY HOUSING - 2.4%
[5]Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC), 0.11%, 2/02/12	3,050,000	3,050,000

TOTAL NEVADA		$3,050,000
NEW HAMPSHIRE - 2.7%
HIGHER EDUCATION - 2.7%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank), 0.06%, 2/01/12	3,525,000	3,525,000

TOTAL NEW HAMPSHIRE		$3,525,000
NEW YORK - 5.2%
GENERAL OBLIGATIONS - 0.4%
New York City, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JPMorgan Chase Bank, LOC), 0.05%, 2/01/12	500,000	500,000
GENERAL REVENUE - 2.6%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia), 0.06%, 2/01/12	3,400,000	3,400,000
MEDICAL - 2.2%
New York State, Dormitory Authority, Non-State Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore Long Island Jewish, OBG)/(Bank of America N.A., LOC), 0.08%, 2/01/12	2,800,000	2,800,000

TOTAL NEW YORK		$6,700,000
NORTH CAROLINA - 2.6%
EDUCATION - 2.6%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC), 0.07%, 2/02/12	3,300,000	3,300,000

TOTAL NORTH CAROLINA		$3,300,000
OHIO - 2.3%
MEDICAL - 2.3%
Ohio State, Higher Educational Facility Commission, Refunding Revenue Bonds, (Series B-4) Daily VRDNs, (Hospital Cleveland Clinic, OBG), 0.08%, 2/01/12	3,000,000	3,000,000

TOTAL OHIO		$3,000,000
PENNSYLVANIA - 12.3%
DEVELOPMENT - 2.8%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)), 0.04%, 2/01/12	1,075,000	1,075,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.04%, 2/01/12	2,580,000	2,580,000

TOTAL DEVELOPMENT		$3,655,000
EDUCATION - 0.8%
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool G, Subseries G22) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.06%, 2/01/12	1,000,000	1,000,000
HIGHER EDUCATION - 0.4%
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania), 0.03%, 2/02/12	595,000	595,000
MEDICAL - 4.3%
Erie County, PA, Hospital Authority, Health Facilities Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie, OBG)/(Bank of America N.A., LOC), 0.12%, 2/01/12	2,530,000	2,530,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC), 0.05%, 2/01/12	3,000,000	3,000,000

TOTAL MEDICAL		$5,530,000
POLLUTION CONTROL - 0.4%
Beaver County, PA, IDA, Pollution Control, Revenue Bonds, (Series B) Weekly VRDNs, (Firstenergy Nuclear, OBG)/(AGMT-Firstenergy Solution, GTY)/(Citibank N.A., LOC), 0.08%, 2/01/12	500,000	500,000
SCHOOL DISTRICT - 3.1%
Philadelphia School District, PA, GO Limited Bonds, (Series C) Weekly VRDNs, (AGM State Aid Withholding)/(TD Bank N.A., LOC), 0.05%, 2/02/12	2,000,000	2,000,000
Philadelphia School District, PA, GO Unlimited Bonds, (Series G) Weekly VRDNs, (State Aid Withholding)/(Well Fargo Bank N.A., LOC), 0.05%, 2/02/12	1,000,000	1,000,000
School District of Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series F) Weekly VRDNs, (State Aid Withholding)/(Barclays Bank PLC, LOC), 0.10%, 2/02/12	1,000,000	1,000,000

TOTAL SCHOOL DISTRICT		$4,000,000
UTILITIES - 0.5%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC), 0.06%, 2/02/12	600,000	600,000

TOTAL PENNSYLVANIA		$15,880,000
SOUTH CAROLINA - 1.7%
GENERAL REVENUE - 1.7%
North Charleston, SC, Certificate Participation, Refunding Bonds, Weekly VRDNs, (Public Facilities Convention)/(Bank of America N.A., LOC), 0.07%, 2/01/12	2,200,000	2,200,000

TOTAL SOUTH CAROLINA		$2,200,000
TEXAS - 3.3%
POLLUTION CONTROL - 1.8%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs, (Exxon Mobil Corp.), 0.03%, 2/07/12	2,300,000	2,300,000
TRANSPORTATION - 1.5%
Port Arthur, TX, Jefferson County, Daily VRDNs (Texaco, Inc.), 0.04%, 2/01/12	2,000,000	2,000,000

TOTAL TEXAS		$4,300,000
WISCONSIN - 3.2%
MULTI-FAMILY HOUSING - 3.2%
Wisconsin State, Housing & Economic Development Authority, Revenue Bonds, (Series E) Weekly VRDNs, (AGM GO of Authority)/(Federal Home Loan Bank, SPA), 0.08%, 2/01/12	4,135,000	4,135,000

TOTAL WISCONSIN		$4,135,000
WYOMING - 1.2%
POLLUTION CONTROL - 1.2%
Lincoln County, WY, Pollution Control Revenue Bonds, Exxon Project, (Series B) Daily VRDNs, 0.03%, 2/07/12	1,600,000	1,600,000

TOTAL WYOMING		$1,600,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $69,045,000)		$69,045,000

TOTAL INVESTMENTS - 100.1% (COST $129,435,551)		$129,435,551
OTHER LIABILITIES LESS ASSETS - (0.1%)		(153,276)

TOTAL NET ASSETS - 100.0%		$129,282,275

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$33,793,000	$—	$33,793,000
Municipal Bonds	—	26,597,551	—	26,597,551
Short-Term Municipal Bonds	—	69,045,000	—	69,045,000

Total	$—	$129,435,551	$—	$129,435,551

MTB Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 59.1%
ASSET-BACKED SECURITIES - 17.8%
[6,7]CRC Funding LLC, 0.33%, 2/09/12	65,000,000	64,995,233
FCAR Owner Trust Series I, 0.45%, 4/16/12	65,000,000	64,939,062
[6,7]Gemini Security Corp., LLC, 0.40%, 2/23/12	75,000,000	74,981,667
[6,7]Govco LLC, 0.37%, 3/22/12	23,000,000	22,988,181
[6,7]Straight-A Funding LLC, 0.19%, 3/02/12	75,000,000	74,988,125

TOTAL ASSET-BACKED SECURITIES		$302,892,268
BANKS - 3.8%
[6,7]Toronto-Dominion Holdings USA, Inc., 0.34%, 3/26/12	65,000,000	64,966,850
COSMETICS/PERSONAL CARE - 2.7%
[6,7]Procter & Gamble Co., 0.12%, 4/02/12	45,000,000	44,990,850
DIVERSIFIED FINANCIAL SERVICES - 11.1%
[6,7]Ciesco LLC, 0.33%, 4/09/12	65,000,000	64,959,483
General Electric Capital Corp., 0.32%, 4/02/12	50,000,000	49,972,889
HSBC Finance Corp., 0.39%, 3/06/12	75,000,000	74,972,375

TOTAL DIVERSIFIED FINANCIAL SERVICES		$189,904,747
FINANCE-AUTO LOANS - 3.8%
Toyota Motor Credit Corp., 0.43%, 7/09/12	65,000,000	64,876,554
FOOD - 6.5%
[6,7]Nestle Capital Corp., 0.26%, 10/01/12	68,000,000	67,880,660
[6,7]Unilever Capital Corp., 0.15%, 7/12/12	42,000,000	41,971,650

TOTAL FOOD		$109,852,310
MEDIA - 2.8%
[6,7]Walt Disney Co., 0.10%, 5/21/12	47,000,000	46,986,357
OIL & GAS - 10.6%
[6,7]BP Capital Markets PLC, 0.18%, 2/07/12	64,500,000	64,498,065
Chevron Funding Corp., 0.04%, 2/02/12	65,000,000	64,999,928
Exxon Mobil Corp., 0.03%, 2/15/12	50,000,000	49,999,417

TOTAL OIL & GAS		$179,497,410

TOTAL COMMERCIAL PAPER (COST $1,003,967,346)		$1,003,967,346
CORPORATE BOND - 2.7%
BANKS - 2.7%
Goldman Sachs Group, Inc., FDIC Guaranteed, 3.25%, 6/15/12	45,000,000	45,506,222

TOTAL CORPORATE BOND (COST $45,506,222)		$45,506,222
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 15.5%
FEDERAL FARM CREDIT BANK (FFCB) - 5.9%
[1]0.19%, 2/01/12	50,000,000	49,997,188
[1]0.32%, 2/12/12	50,000,000	50,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$99,997,188
FEDERAL HOME LOAN BANK (FHLB) - 2.2%
[1]0.23%, 2/23/12	38,000,000	37,993,864
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 2.9%
[1]0.27%, 2/08/12	50,000,000	49,982,629
U.S. TREASURY BILL - 3.0%
[2]0.02%, 4/05/12	50,000,000	49,998,889
U.S. TREASURY NOTE - 1.5%
4.50%, 4/30/12	25,000,000	25,272,124

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $263,244,694)		$263,244,694
REPURCHASE AGREEMENTS - 22.6%
Bank of America LLC, 0.17%, dated 01/31/12, due 02/01/12, repurchase price $85,000,401, collateralized by a U.S. Treasury Security 0.50%, maturing 10/15/13; total market value of $85,850,027.	85,000,000	85,000,000
Deutsche Bank Securities, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $298,001,821, collateralized by U.S. Government Securities 0.90% to 4.88%, maturing 12/01/14 to 01/17/17; total market value of $300,980,977.	298,000,000	298,000,000

TOTAL REPURCHASE AGREEMENTS (COST $383,000,000)		$383,000,000

TOTAL INVESTMENTS - 99.9% (COST $1,695,718,262)		$1,695,718,262
OTHER ASSETS LESS LIABILITIES - 0.1%		851,148

TOTAL NET ASSETS - 100.0%		$1,696,569,410

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$1,003,967,346	$—	$1,003,967,346
Corporate Bond	—	45,506,222	—	45,506,222
U.S. Government Agency & Obligations	—	263,244,694	—	263,244,694
Repurchase Agreements	—	383,000,000	—	383,000,000

Total	$—	$1,695,718,262	$—	$1,695,718,262

MTB Prime Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 53.2%
ASSET-BACKED SECURITIES - 18.4%
[6,7]CRC Funding LLC, 0.33%, 2/09/12	8,500,000	8,499,377
FCAR Owner Trust Series I, 0.45%, 4/16/12	10,000,000	9,990,625
[6,7]Gemini Security Corp., LLC, 0.40%, 2/23/12	12,000,000	11,997,067
[6,7]Govco LLC, 0.37%, 3/22/12	12,000,000	11,993,833
[6,7]Straight-A Funding LLC, 0.19%, 3/02/12	12,000,000	11,998,100

TOTAL ASSET-BACKED SECURITIES		$54,479,002
COSMETICS/PERSONAL CARE - 1.7%
[6,7]Procter & Gamble Co., 0.12%, 4/02/12	5,000,000	4,998,983
DIVERSIFIED FINANCIAL SERVICES - 9.8%
[6,7]Ciesco LLC, 0.33%, 4/09/12	7,000,000	6,995,637
General Electric Capital Corp., 0.32%, 4/02/12	10,000,000	9,994,578
HSBC Finance Corp., 0.39%, 3/06/12	12,000,000	11,995,580

TOTAL DIVERSIFIED FINANCIAL SERVICES		$28,985,795
FINANCE-AUTO LOANS - 3.4%
Toyota Motor Credit Corp., 0.43%, 7/09/12	10,000,000	9,981,008
FOOD - 6.7%
[6,7]Nestle Capital Corp., 0.26%, 10/01/12	12,000,000	11,978,940
[6,7]Unilever Capital Corp., 0.15%, 7/12/12	8,000,000	7,994,600

TOTAL FOOD		$19,973,540
MEDIA - 2.4%
[6,7]Walt Disney Co., 0.10%, 5/21/12	7,009,000	7,006,965
OIL & GAS - 10.8%
[6,7]BP Capital Markets PLC, 0.21%, 2/14/12	10,000,000	9,999,242
Chevron Funding Corp., 0.04%, 2/02/12	12,000,000	11,999,987
Exxon Mobil Corp., 0.03%, 2/15/12	10,000,000	9,999,883

TOTAL OIL & GAS		$31,999,112

TOTAL COMMERCIAL PAPER (COST $157,424,405)		$157,424,405
CORPORATE BOND - 1.7%
BANKS - 1.7%
Goldman Sachs Group, Inc., FDIC Guaranteed, 3.25%, 6/15/12	5,000,000	5,056,247

TOTAL CORPORATE BOND (COST $5,056,247)		$5,056,247
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 19.3%
FEDERAL FARM CREDIT BANK (FFCB) - 8.5%
[1]0.19%, 2/01/12	15,000,000	14,999,156
[1]0.32%, 2/12/12	10,000,000	10,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$24,999,156
FEDERAL HOME LOAN BANK (FHLB) - 3.0%
[1]Federal Home Loan Bank, 0.23%, 2/23/12	9,000,000	8,998,547
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.4%
[1]Federal National Mortgage Association, 0.27%, 2/08/12	10,200,000	10,196,456
U.S. TREASURY BILL - 2.7%
2U.S. Treasury Bill, 0.02%, 4/05/12	8,000,000	7,999,822
U.S. TREASURY NOTE - 1.7%
U.S. Treasury Note, 4.50%, 4/30/12	5,000,000	5,054,425

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $57,248,406)		$57,248,406
REPURCHASE AGREEMENTS - 25.7%
Bank of America LLC, 0.17%, dated 01/31/12, due 02/01/12, repurchase price $16,000,076, collateralized by a U.S. Treasury Security 2.25%, maturing 07/31/18; total market value of $16,160,021.	16,000,000	16,000,000
Deutsche Bank Securities, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $60,200,368, collateralized by U.S. Government Securities 0.60% to 0.75%, maturing 09/12/13 to 12/19/14; total market value of $60,802,004.	60,200,000	60,200,000

TOTAL REPURCHASE AGREEMENTS (COST $76,200,000)		$76,200,000

TOTAL INVESTMENTS - 99.9% (COST $295,929,058)		$295,929,058
OTHER ASSETS LESS LIABILITIES - 0.1%		332,141

TOTAL NET ASSETS - 100.0%		$296,261,199

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$157,424,405	$—	$157,424,405
Corporate Bond	—	5,056,247	—	5,056,247
U.S. Government Agency & Obligations	—	57,248,406	—	57,248,406
Repurchase Agreements	—	76,200,000	—	76,200,000

Total	$—	$295,929,058	$—	$295,929,058

MTB New York Tax-Free Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 9.9%
NEW YORK - 9.9%
ASSET-BACKED SECURITIES - 5.3%
New York State Power Authority, (JP Morgan LOC), 0.10%, 4/02/12	5,000,000	5,000,000
TRANSPORTATION - 4.6%
Metropolitan Transportation Authority, (Barclays LOC), 0.14%, 2/17/12	4,400,000	4,400,000

TOTAL NEW YORK		$9,400,000

TOTAL COMMERCIAL PAPER (COST $9,400,000)		$9,400,000
MUNICIPAL BONDS - 14.5%
ALABAMA - 2.7%
WATER & SEWER - 2.7%
Jefferson County, AL, Sewer Revenue Warrants, Revenue Bonds, (Series D), (FGIC),(PRF to 8/01/12 @ 100), 5.25%, 2/01/23	2,500,000	2,562,129

TOTAL ALABAMA		$2,562,129
NEW YORK - 11.8%
GENERAL OBLIGATIONS - 4.5%
East Bloomfield-Holcomb Fire District, NY, GO Unlimited Notes, BANs, (State Aid Withholding), 2.00%, 8/15/12	1,180,000	1,186,254
Suffolk County, NY, GO Unlimited Bonds, Public Improvements, (Series B), 2.00%, 10/15/12	2,000,000	2,023,798
Watertown, NY, GO Unlimited, Refunding Notes, BANs, 1.50%, 4/26/12	1,000,000	1,001,149

TOTAL GENERAL OBLIGATIONS		$4,211,201
SCHOOL DISTRICT - 7.3%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	2,500,000	2,507,724
Cattaraugus-Little Valley Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 2.00%, 6/15/12	2,365,765	2,375,267
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.00%, 6/22/12	2,000,000	2,002,669

TOTAL SCHOOL DISTRICT		$6,885,660

TOTAL NEW YORK		$11,096,861

TOTAL MUNICIPAL BONDS (COST $13,658,990)		$13,658,990
3SHORT-TERM MUNICIPAL BONDS - 75.8%
NEW YORK - 72.8%
DEVELOPMENT - 1.5%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank), 0.08%, 2/02/12	1,375,000	1,375,000
EDUCATION - 2.1%
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC), 0.08%, 2/02/12	2,030,000	2,030,000
GENERAL OBLIGATIONS - 26.9%
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen-Thuringen, LOC), 0.13%, 2/01/12	1,475,000	1,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC), 0.06%, 2/01/12	1,825,000	1,825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC), 0.04%, 2/01/12	3,500,000	3,500,000
New York City, NY, GO Bonds, (Subseries A-5) Weekly VRDNs, (Bank of Nova Scotia, LOC), 0.04%, 2/07/12	2,750,000	2,750,000
New York City, NY, GO Bonds, (Subseries A-6) Weekly VRDNs, (Landesbank Baden Wurttemberg, LOC), 0.05%, 2/01/12	1,400,000	1,400,000
New York City, NY, GO Unlimited Bonds, (Series A-5) Daily VRDNs, (Bank of Nova Scotia, SPA), 0.02%, 2/01/12	1,100,000	1,100,000
New York City, NY, GO Unlimited Bonds, (Series E - Subseries E-3) Weekly VRDNs, (Bank of America N.A., LOC), 0.04%, 2/02/12	1,200,000	1,200,000
New York City, NY, GO Unlimited Bonds, (Series I, Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC), 0.07%, 2/01/12	500,000	500,000
New York City, NY, GO Unlimited Bonds, (Subseries C-5) Weekly VRDNs, (Bank of New York Mellon, LOC), 0.04%, 2/01/12	2,500,000	2,500,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC), 0.03%, 2/01/12	400,000	400,000
New York City, NY, GO Unlimited Bonds, (Subseries L-4) Daily VRDNs, (U.S. Bank N.A., LOC), 0.03%, 2/01/12	4,900,000	4,900,000
New York City, NY, GO Unlimited Refunding Bonds, (Subseries E-2) Daily VRDNs, (JP Morgan Chase Bank), 0.05%, 2/01/12	1,000,000	1,000,000
New York City, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JPMorgan Chase Bank, LOC), 0.05%, 2/01/12	2,000,000	2,000,000
New York, NY, GO Unlimited, (Subseries H-1) Daily VRDNs, (Bank of New York, LOC), 0.03%, 2/01/12	915,000	915,000

TOTAL GENERAL OBLIGATIONS		$25,465,000
GENERAL REVENUE - 4.9%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia), 0.06%, 2/01/12	3,600,000	3,600,000
New York City, NY, Transitional Finance Authority, Future Tax Refunding Revenue Bonds, (Series A-4) Daily VRDNs (TD Bank N.A., SPA), 0.04%, 2/01/12	1,000,000	1,000,000

TOTAL GENERAL REVENUE		$4,600,000
HIGHER EDUCATION - 3.5%
New York State, Dormitory Authority State Supported Debt, Revenue Bonds, (Series B) Daily VRDNs, (University of Rochester, OBG)/(HSBC Bank USA NA, LOC), 0.05%, 2/01/12	1,800,000	1,800,000
New York State, Dormitory Authority, Revenues Non-State Supported Debt, Remarketable Revenue Bonds, (Series A-1) Weekly VRDNs, (University of Rochester)/(Bank of America N.A., LOC), 0.08%, 2/01/12	1,500,000	1,500,000

TOTAL HIGHER EDUCATION		$3,300,000
HOUSING - 5.2%
Albany, NY, IDA, Revenue Bonds, (Series A) Weekly VRDN’s, (South Mall Towers Albany, OBG)/(Fannie Mae)/(Fannie Mae, LOC), 0.09%, 2/02/12	2,300,000	2,300,000
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC), 0.18%, 2/01/12	2,650,000	2,650,000

TOTAL HOUSING		$4,950,000
MEDICAL - 11.7%
Nassau Health Care Corp., NY, Revenue Bonds, (Subseries B-2), (Nassau County GTD)/(TD Bank N.A., LOC), 0.04%, 2/07/12	7,660,000	7,660,000
New York State, Dormitory Authority, Non-State Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore Long Island Jewish, OBG)/(Bank of America N.A., LOC), 0.08%, 2/01/12	3,400,000	3,400,000

TOTAL MEDICAL		$11,060,000
POWER - 7.4%

New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC), 0.05%, 2/01/12	7,000,000	7,000,000
TRANSPORTATION - 8.5%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Subseries D-1), (Landesbank Hessen-Thuringen, LOC), 0.17%, 2/07/12	6,000,000	6,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemberg, LIQ), 0.16%, 2/02/12	1,100,000	1,100,000
Triborough Bridge & Tunnel Authority, NY, Revenue Bond, (Series B-2C) Daily VRDNs, (U.S. Bank N.A., LOC), 0.05%, 2/01/12	1,000,000	1,000,000

TOTAL TRANSPORTATION		$8,100,000
WATER & SEWER - 1.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank), 0.06%, 2/01/12	1,075,000	1,075,000

TOTAL NEW YORK		$68,955,000
PENNSYLVANIA - 3.0%
SCHOOL DISTRICT - 3.0%
Philadelphia School District, PA, GO Unlimited Bonds, (Series G) Weekly VRDNs, (State Aid Withholding)/(Well Fargo Bank N.A., LOC), 0.05%, 2/02/12	2,900,000	2,900,000

TOTAL PENNSYLVANIA		$2,900,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $71,855,000)		$71,855,000

TOTAL INVESTMENTS - 100.2% (COST $94,913,990)		$94,913,990
OTHER LIABILITIES LESS ASSETS - (0.2%)		(172,683)

TOTAL NET ASSETS - 100.0%		$94,741,307

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$9,400,000	$—	$9,400,000
Municipal Bonds	—	13,658,990	—	13,658,990
Short-Term Municipal Bonds	—	71,855,000	—	71,855,000

Total	$—	$94,913,990	$—	$94,913,990

MTB Pennsylvania Tax-Free Money Market Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 13.7%
NEW YORK - 9.7%
SCHOOL DISTRICT - 9.7%
Byron-Bergen Central School District, NY, GO Unlimited, Refunding Notes, BANs, (State Aid Withholding), 1.50%, 7/13/12	530,000	531,638
Seneca Falls, NY, Central School District, GO Unlimited Notes, BANs, (State Aid Withholding), 1.50%, 6/15/12	900,000	902,303
Wyandanch, NY, Union Free School District, GO Unlimited Notes, TANs, (State Aid Withholding), 2.25%, 6/22/12	1,000,000	1,003,248

TOTAL SCHOOL DISTRICT		$2,437,189

TOTAL NEW YORK		$2,437,189
PENNSYLVANIA - 2.0%
HIGHER EDUCATION - 2.0%
Pennsylvania State University, Refunding Revenue Bonds, 5.00%, 3/01/12	500,000	501,857

TOTAL PENNSYLVANIA		$501,857
TENNESSEE - 2.0%
GENERAL OBLIGATIONS - 2.0%
Montgomery County, TN, GO Unlimited Bonds, (FGIC), (REF to 5/01/12 @ 100), 5.50%, 5/01/14	500,000	506,614

TOTAL TENNESSEE		$506,614

TOTAL MUNICIPAL BONDS (COST $3,445,660)		$3,445,660
3SHORT-TERM MUNICIPAL BONDS - 87.7%
FLORIDA - 2.4%
MEDICAL - 2.4%
Jacksonville Economic Development Commission, FL, Health Care Facilities, Refunding Revenue Bonds, Daily VRDNs, (Methodist, OBG)/(TD Bank N.A., LOC), 0.05%, 2/01/12	600,000	600,000

TOTAL FLORIDA		$600,000
PENNSYLVANIA - 85.3%
AIRPORT DEVELOPMENT & MAINTENANCE - 4.8%
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (United Parcel Services, Inc.), 0.04%, 2/02/12	1,200,000	1,200,000
DEVELOPMENT - 0.4%
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.), 0.04%, 2/01/12	100,000	100,000
EDUCATION - 9.1%
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool B, Subseries B31) Weekly VRDNs, (U.S. Bank NA, LOC), 0.06%, 2/01/12	300,000	300,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.06%, 2/01/12	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool G, Subseries G22) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.06%, 2/01/12	200,000	200,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Series H21) Weekly VRDNs, (U.S. Bank N.A., LOC), 0.06%, 2/01/12	1,100,000	1,100,000

TOTAL EDUCATION		$2,300,000
HIGHER EDUCATION - 4.8%
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania), 0.03%, 2/02/12	1,195,000	1,195,000
MEDICAL - 26.9%
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC), 0.17%, 2/01/12	300,000	300,000
Erie County, PA, Hospital Authority, Health Facilities Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie, OBG)/(Bank of America N.A., LOC), 0.12%, 2/01/12	400,000	400,000
Erie County, PA, Hospital Authority, Refunding Revenue Bonds, Daily VRDNs, (Hamot Health Foundation)/(PNC Bank N.A., LOC), 0.05%, 2/01/12	1,000,000	1,000,000
Geisinger Authority, PA, Health System Refunding Bonds, (Series A) Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A.), 0.03%, 2/01/12	1,000,000	1,000,000
Geisinger Authority, PA, Health System Revenue Bonds, Daily VRDNs, (Geisinger Health System Foundation)/(Bank of America N.A., SPA), 0.03%, 2/01/12	200,000	200,000
Lancaster County, PA, Hospital Authority Revenue Bonds, Daily VRDNs, (Bank of America N.A., LOC)/(Lancaster General Hospital), 0.09%, 2/07/12	400,000	400,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.), 0.12%, 2/01/12	950,000	950,000
Philadelphia, PA, HEFA, Hospital Refunding Bonds, (Series A) Daily VRDNs, (Children’s Hospital Philadelphia)/(Fleet National Bank), 0.06%, 2/01/12	100,000	100,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Revenue Bonds, Weekly VRDNs, (Thomas Jefferson University Hospital, OBG)/(Commerce Bank N.A., LOC), 0.08%, 2/02/12	985,000	985,000
Philadelphia, PA, IDA, Revenue Bonds, Daily VRDNs, (Newcourtland Elder Services)/(PNC Bank N.A., LOC), 0.05%, 2/01/12	1,425,000	1,425,000

TOTAL MEDICAL		$6,760,000
NURSING HOMES - 1.8%
Lancaster County, PA, Hospital Authority Refunding Revenue Bonds, (Series D) Daily VRDNs, (Masonic Homes of Grand Lodge Project)/(JP Morgan Chase Bank, LOC), 0.06%, 2/01/12	450,000	450,000
POLLUTION CONTROL - 11.9%
Beaver County, PA, IDA, Pollution Control, Revenue Bonds, (Series B) Weekly VRDNs, (Firstenergy Nuclear, OBG)/(AGMT-Firstenergy Solution, GTY)/(Citibank N.A., LOC), 0.08%, 2/01/12	1,400,000	1,400,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.), 0.04%, 2/01/12	1,000,000	1,000,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Revenue Bonds, (IESI Pennsylvania Corp., OBG)/(Bank of America N.A., LOC), 0.12%, 2/07/12	600,000	600,000

TOTAL POLLUTION CONTROL		$3,000,000
SCHOOL DISTRICT - 14.7%
Philadelphia School District, PA, GO Limited Bonds, (Series C) Weekly VRDNs, (AGM State Aid Withholding)/(TD Bank N.A., LOC), 0.05%, 2/02/12	1,000,000	1,000,000
Philadelphia School District, PA, GO Unlimited Bonds, (Series G) Weekly VRDNs, (State Aid Withholding)/(Well Fargo Bank N.A., LOC), 0.05%, 2/02/12	1,200,000	1,200,000

School District of Philadelphia, PA, GO Unlimited, Refunding Revenue Bonds, (Series F) Weekly VRDNs, (State Aid Withholding)/(Barclays Bank PLC, LOC), 0.10%, 2/02/12	1,500,000	1,500,000

TOTAL SCHOOL DISTRICT		$3,700,000
UTILITIES - 8.9%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC), 0.06%, 2/02/12	2,250,000	2,250,000
WATER & SEWER - 2.0%
Pittsburgh, PA, Water & Sewer Authority, Revenue Bonds, (Series B-1) Weekly VRDNs, (AGM)/(JP Morgan Chase Bank, SPA), 0.08%, 2/02/12	500,000	500,000

TOTAL PENNSYLVANIA		$21,455,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $22,055,000)		$22,055,000

TOTAL INVESTMENTS - 101.4% (COST $25,500,660)		$25,500,660
OTHER LIABILITIES LESS ASSETS - (1.4%)		(352,099)

TOTAL NET ASSETS - 100.0%		$25,148,561

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$3,445,660	$—	$3,445,660
Short-Term Municipal Bonds	—	22,055,000	—	22,055,000

Total	$—	$25,500,660	$—	$25,500,660

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At January 31, 2012, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB Tax-Free Money Market Fund	$3,050,000	2.4%
MTB New York Tax-Free Money Market Fund	2,650,000	2.8%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2012, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Money Market Fund	$634,207,121	37.4%
MTB Prime Money Market Fund	93,462,744	31.5%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Money Market Fund
BP Capital Markets PLC	11/15/2011	64,472,910	64,498,065
Ciesco LLC	01/03/2012	64,942,204	64,959,483
CRC Funding LLC	11/10/2011	64,945,779	64,995,233
Gemini Security Corp., LLC	01/11/2012	74,965,000	74,981,667
Govco LLC	12/21/2011	22,978,252	22,988,181
Nestle Capital Corp.	12/01/2011	24,944,931	24,956,125
Nestle Capital Corp.	12/05/2011	42,906,523	42,924,535
Procter & Gamble Co.	10/25/2011	44,976,000	44,990,850
Straight-A Funding LLC	12/08/2011	74,966,354	74,988,125
Toronto-Dominion Holdings USA, Inc.	09/27/2011	49,914,528	49,974,500
Toronto-Dominion Holdings USA, Inc.	09/27/2011	14,974,358	14,992,350
Unilever Capital Corp.	01/18/2012	41,969,200	41,971,650
Walt Disney Co.	01/04/2012	46,982,884	46,986,357
			634,207,121	37.4%
MTB Prime Money Market Fund
BP Capital Markets PLC	11/23/2011	9,995,158	9,999,242
Ciesco LLC	01/03/2012	6,993,776	6,995,637
CRC Funding LLC	11/10/2011	8,492,910	8,499,377
Gemini Security Corp., LLC	01/11/2012	11,994,400	11,997,067
Govco LLC	12/21/2011	11,988,653	11,993,833
Nestle Capital Corp.	12/01/2011	4,988,986	4,991,225
Nestle Capital Corp.	12/05/2011	6,984,783	6,987,715
Procter & Gamble Co.	10/25/2011	4,997,333	4,998,983
Straight-A Funding LLC	12/08/2011	11,994,617	11,998,100
Unilever Capital Corp.	01/18/2012	7,994,133	7,994,600
Walt Disney Co.	01/04/2012	7,006,448	7,006,965
			93,462,744	31.5%

**	Represent less than 0.05%.

The following acronyms are used throughout this report:

AGM	-	Assured Guaranty Municipal
AMT	-	Alternative Minimum Tax (subject to)
BANs	-	Bond Anticipation Notes
FDIC	-	Federal Deposit Insurance Corporation
FGIC	-	Financial Guarantee Insurance Company
FSA	-	Financial Security Assurance Inc.
GO	-	General Obligation
GTD	-	Guaranteed
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
INS	-	Insured
INSTN	-	Institutional
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
OBG	-	Obligated Group
PRF	-	Prerefunded
TANs	-	Tax Anticipation Notes
VRDNs	-	Variable Rate Demand Notes

MTB Short Duration Government Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 41.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 16.1%
Series 2003-2590, Class NU, 5.00%, 6/15/17	101,100	102,013
Series 2003-2664, Class MA, 5.00%, 4/15/30	1,285,687	1,294,795
Series 2004-2747, Class HA, 4.00%, 10/15/13	99,417	100,218
Series 2004-2773, Class JD, 5.00%, 3/15/18	1,169,396	1,211,421
Series 2004-2786, Class PD, 4.50%, 1/15/18	1,203,261	1,238,334
Series 2004-2844, Class PV, 5.00%, 8/15/15	479,749	513,440
Series 2005-2931, Class QC, 4.50%, 1/15/19	1,000,000	1,046,542
Series 2005-3062, Class LU, 5.50%, 10/15/16	4,173,101	4,590,749
Series 2005-3074, Class BG, 5.00%, 9/15/33	2,078,448	2,198,893
Series 2006-3116, Class PB, 5.00%, 6/15/29	489,906	495,131
Series 2008-3481, Class BA, 5.00%, 8/15/34	1,436,414	1,471,540
Series 2009-3545, Class LA, 2.12%, 12/15/16	9,325	9,325
Series 2009-3610, Class AB, 1.40%, 12/15/14	1,296,572	1,307,118
Series 2011-3818, Class EA, 4.50%, 11/15/13	662,664	663,079
Series 2011-3871, Class PA, 4.00%, 1/15/41	4,501,804	4,577,474

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$20,820,072
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.5%
Series 2003-113, Class PD, 4.00%, 2/25/17	447,566	452,880
Series 2003-122, Class OK, 4.00%, 6/25/17	478,784	486,115
Series 2003-45, Class AB, 3.75%, 5/25/33	58,121	59,993
Series 2003-64, Class BD, 5.00%, 3/25/30	134,698	136,711
Series 2003-74, Class VA, 5.50%, 7/25/14	2,216,960	2,323,049
Series 2003-80, Class CD, 5.00%, 4/25/30	185,545	188,944
Series 2003-80, Class BA, 5.00%, 5/25/31	195,183	199,315
Series 2003-84, Class GD, 4.50%, 3/25/17	346,363	352,055
Series 2004-52, Class ND, 4.50%, 5/25/29	440,521	444,749
Series 2004-55, Class LA, 4.50%, 6/25/21	98,440	98,508
Series 2004-96, Class QB, 5.00%, 2/25/32	516,307	530,533
[14]Series 2008-74, Class AD, 5.00%, 4/25/37	592,597	600,253
Series 2011-81, Class PA, 3.50%, 8/25/26	4,763,368	5,031,380

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,904,485
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 16.5%
Series 2003-10, Class PV, 5.50%, 1/20/14	2,682,312	2,798,617
Series 2004-65, Class PA, 4.50%, 9/20/32	155,232	155,756
[14]Series 2005-20, Class VA, 5.00%, 6/16/16	3,179,239	3,220,786
Series 2005-44, Class PC, 5.00%, 12/20/33	2,615,771	2,806,704
Series 2010-17, Class K, 4.00%, 3/16/22	7,897,122	8,373,797
Series 2010-91, Class PA, 3.00%, 8/20/31	3,831,365	3,891,454

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$21,247,114

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $52,694,276)		$52,971,671
CORPORATE BONDS - 11.0%
BANKS - 3.9%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	5,000,000	5,087,271
DIVERSIFIED FINANCIAL SERVICES - 7.1%
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,063,508
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	5,595,000	4,100,132

TOTAL DIVERSIFIED FINANCIAL SERVICES		$9,163,640

TOTAL CORPORATE BONDS (COST $13,553,166)		$14,250,911
GOVERNMENT AGENCIES - 26.6%
FEDERAL FARM CREDIT BANK (FFCB) - 5.6%
4.50%, 10/17/12	7,000,000	7,218,574
FEDERAL HOME LOAN BANK (FHLB) - 2.3%
0.60%, 6/27/13	3,000,000	3,000,619
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 7.0%
0.60%, 10/25/13	5,000,000	5,004,109
3.00%, 8/10/18	4,000,000	4,003,575

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,007,684
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 11.7%
1.25%, 8/20/13	3,000,000	3,049,586
[1]4.78%, 2/10/12	5,000,000	5,440,000
Sr. Subordinated 5.25%, 8/01/12	6,500,000	6,664,684

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$15,154,270

TOTAL GOVERNMENT AGENCIES (COST $34,248,001)		$34,381,147
MORTGAGE-BACKED SECURITIES - 8.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 8.1%
Pool MA0921, 3.00%, 12/01/21	9,809,043	10,356,715
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.0%**
Pool 203632, 8.50%, 2/15/17	3,581	4,136
Pool 306066, 8.50%, 7/15/21	6,809	8,009
Pool 307983, 8.50%, 7/15/21	19,879	23,395
Pool 341948, 8.50%, 1/15/23	14,365	16,722

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$52,262

TOTAL MORTGAGE-BACKED SECURITIES (COST $10,229,758)		$10,408,977
U.S. TREASURY - 12.8%
U.S. TREASURY NOTE - 12.8%
0.25%, 10/31/13	5,000,000	5,003,516
0.50%, 10/15/13	8,300,000	8,340,852

2.13%, 8/15/21	2,000,000	2,066,562
2.25%, 7/31/18	1,000,000	1,072,187

TOTAL U.S. TREASURY NOTE		$16,483,117

TOTAL U.S. TREASURY (COST $16,400,862)		$16,483,117
MONEY MARKET FUND - 0.1%
[8]Dreyfus Government Cash Management Fund, Institutional Shares, 0.00%	82,169	82,169

TOTAL MONEY MARKET FUND (COST $82,169)		$82,169

TOTAL INVESTMENTS - 99.7% (COST $127,208,232)		$128,577,992
OTHER ASSETS LESS LIABILITIES - 0.3%		343,710

TOTAL NET ASSETS - 100.0%		$128,921,702

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,369,760. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,146,814 and net unrealized depreciation from investments for those securities having an excess of cost over value of $777,054.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$52,971,671	$—	$52,971,671
Corporate Bonds	—	14,250,911	—	14,250,911
Government Agencies	—	34,381,147	—	34,381,147
Mortgage-Backed Securities	—	10,408,977	—	10,408,977
U.S. Treasury	—	16,483,117	—	16,483,117
Money Market Fund	82,169	—	—	82,169

Total	$82,169	$128,495,823	$—	$128,577,992

MTB Short-Term Corporate Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE - 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
[1]Pool 399251, 2.19%, 8/01/12	65	68

TOTAL ADJUSTABLE RATE MORTGAGE (COST $65)		$68
ASSET-BACKED SECURITIES - 2.7%
FINANCIAL SERVICES - 2.2%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,341,675	1,343,178
[6,7,10]Porsche Financial Auto Securitization Trust, Series 2011-1, Class A2, 0.56%, 12/16/13	1,439,980	1,439,843
[10]Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A2, 0.67%, 12/20/13	1,342,858	1,342,287

TOTAL FINANCIAL SERVICES		$4,125,308
WHOLE LOAN - 0.5%
[1,6,7]Student Loan Marketing Association, Series 2011-A, Class A1, 1.29%, 2/15/12	874,899	866,884

TOTAL ASSET-BACKED SECURITIES (COST $4,999,236)		$4,992,192
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 1.9%
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.81%, 5/12/39	1,316,634	1,346,216
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.54%, 6/15/38	2,000,000	2,144,873

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,491,089
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.5%
Series 2003-2632, Class A, 4.00%, 1/15/18	520,242	535,313
Series 2003-2649, Class KA, 4.50%, 7/15/18	309,367	329,520
Series 2005-2915, Class KP, 5.00%, 11/15/29	65,050	66,485
Series 2005-3075, Class TP, 5.50%, 1/15/30	41,238	42,062

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$973,380

WHOLE LOAN - 0.0%**
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8, 4.75%, 11/25/18	21,757	21,761

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,514,166)		$4,486,230
CORPORATE BONDS - 90.4%
AUTO MANUFACTURERS - 0.7%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 2.63%, 9/15/16	1,000,000	1,005,949
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	258,888

TOTAL AUTO MANUFACTURERS		$1,264,837
AUTO PARTS & EQUIPMENT - 0.5%
[1]Johnson Controls, Inc., Sr. Unsecured, 0.84%, 2/06/12	1,000,000	1,000,643
BANKS - 15.5%
American Express Bank FSB, Series 1, Sr. Unsecured, BKNT, 5.55%, 10/17/12	1,000,000	1,033,566
American Express Centurion Bank, Sr. Unsecured, BKNT, 5.55%, 10/17/12	1,000,000	1,032,843
[1]Bank of America Corp., Sr. Unsecured, MTN, 1.97%, 4/30/12	1,000,000	960,505
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,028,969
[1]Bank of Nova Scotia, Certificate of Deposit, 0.78%, 2/15/12	1,000,000	1,003,010
Bank of Nova Scotia, Sr. Unsecured, 2.05%, 10/07/15	645,000	654,163
1BB&T Corp., Sr. Unsecured, 1.25%, 4/28/12	1,000,000	997,714
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,098,475
Capital One Financial Corp., Sr. Unsecured, 4.80%, 2/21/12	1,250,000	1,251,993
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	278,840
Capital One Financial Corp., Sr. Unsecured, 2.13%, 7/15/14	675,000	678,410
[1]Citigroup, Inc., Sr. Unsecured, 1.31%, 2/15/12	1,300,000	1,286,532
[1]Citigroup, Inc., Sr. Unsecured, 1.51%, 4/02/12	2,000,000	1,918,649
Citigroup, Inc., Sr. Unsecured, 4.59%, 12/15/15	250,000	262,528
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,000,000	1,035,232
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	897,221
Goldman Sachs Group, Inc., Sr. Unsecured, 5.13%, 1/15/15	1,000,000	1,058,240
1JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.30%, 3/15/12	1,000,000	992,345
1JPMorgan Chase & Co., Sr. Unsecured, MTN, 1.36%, 4/24/12	1,000,000	996,729
JPMorgan Chase & Co., Sr. Unsecured, 3.15%, 7/05/16	1,000,000	1,017,967
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.46%, 2/15/12	1,000,000	688,087
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,060,282
[1]Morgan Stanley, Sr. Unsecured, 2.16%, 4/24/12	1,000,000	964,284
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,096,921
PNC Funding Corp., Bank Guaranteed, 3.63%, 2/08/15	1,000,000	1,067,296
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,047,204
US Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	509,582
Wells Fargo & Co., Subordinated, 5.13%, 9/01/12	2,000,000	2,046,117
Wells Fargo & Co., Sr. Unsecured, 3.63%, 4/15/15	250,000	266,035

TOTAL BANKS		$29,229,739
BEVERAGES - 2.4%
[1]Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 1.11%, 4/27/12	500,000	501,622
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,022,136
Coca-Cola Co., Sr. Unsecured, 1.80%, 9/01/16	1,000,000	1,032,559
Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,047,372
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,014,571

TOTAL BEVERAGES		$4,618,260

BIOTECHNOLOGY - 0.1%
Gilead Sciences, Inc., Sr. Unsecured, 2.40%, 12/01/14	270,000	280,350
BUILDING MATERIALS - 0.5%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,002,728
CHEMICALS - 3.3%
Dow Chemical Co., Sr. Unsecured, 4.85%, 8/15/12	800,000	817,282
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	284,925
Ecolab, Inc., Sr. Unsecured, 2.38%, 12/08/14	1,000,000	1,036,455
1Ei DU Pont de Nemours & Co., Sr. Unsecured, 0.99%, 3/26/12	2,000,000	2,009,893
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,085,196

TOTAL CHEMICALS		$6,233,751
COMMERCIAL SERVICES - 0.3%
[1]Western Union Co., Sr. Unsecured, 1.11%, 3/07/12	500,000	500,363
COMPUTERS - 2.6%
Hewlett-Packard Co., Sr. Unsecured, 4.25%, 2/24/12	1,000,000	1,002,034
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	1,000,000	1,034,548
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,022,511
International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	804,507
International Business Machines Corp., Sr. Unsecured, 1.95%, 7/22/16	1,000,000	1,035,274

TOTAL COMPUTERS		$4,898,874
COSMETICS/PERSONAL CARE - 1.2%
Procter & Gamble Co., Sr. Unsecured, 3.50%, 2/15/15	2,000,000	2,173,405
DIVERSIFIED FINANCIAL SERVICES - 9.9%
[1]BlackRock, Inc., Sr. Unsecured, 0.81%, 2/24/12	1,000,000	999,291
BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,072,986
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,055,789
Charles Schwab Corp., Sr. Unsecured, 4.95%, 6/01/14	400,000	436,516
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.00%, 6/01/14	2,000,000	2,215,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	406,000
[6,7]FUEL Trust, Secured, 3.98%, 6/15/16	400,000	408,025
[1]General Electric Capital Corp., Sr. Unsecured, MTN, 1.21%, 4/10/12	1,000,000	991,161
General Electric Capital Corp., Unsecured, 1.88%, 9/16/13	1,000,000	1,012,782
General Electric Capital Corp., Sr. Unsecured, 2.10%, 1/07/14	1,000,000	1,019,742
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	500,000	515,306
1HSBC Finance Corp., Sr. Unsecured, 0.90%, 3/15/12	1,000,000	994,764
IBM International Group Capital LLC, Company Guaranteed, 5.05%, 10/22/12	1,000,000	1,033,856
John Deere Capital Corp., Sr. Unsecured, MTN, 4.95%, 12/17/12	1,000,000	1,039,706
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	536,034
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,500,000	1,578,010
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	1,022,672
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	309,458
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	2,000,000	2,029,722

TOTAL DIVERSIFIED FINANCIAL SERVICES		$18,676,820
ELECTRIC - 3.6%
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	126,517
Dominion Resources, Inc., Sr. Unsecured, 5.70%, 9/17/12	2,000,000	2,064,167
1DTE Energy Co., Sr. Unsecured, 1.23%, 3/05/12	1,000,000	1,000,192
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	500,000	518,305
Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,012,271
Virginia Electric and Power Co., Sr. Unsecured, 5.10%, 11/30/12	2,000,000	2,076,119

TOTAL ELECTRIC		$6,797,571
ELECTRONICS - 0.6%
Agilent Technologies, Inc., Sr. Unsecured, 4.45%, 9/14/12	1,000,000	1,022,458
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.20%, 5/01/15	100,000	106,863

TOTAL ELECTRONICS		$1,129,321
FOOD - 4.7%
Kellogg Co., Sr. Unsecured, 5.13%, 12/03/12	1,000,000	1,037,506
Kellogg Co., Sr. Unsecured, 1.88%, 11/17/16	1,000,000	1,015,856
Kraft Foods, Inc., Unsecured, 5.25%, 10/01/13	1,000,000	1,067,446
Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	2,000,000	2,180,669
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	261,937
Kroger Co., Company Guaranteed, 5.00%, 4/15/13	1,580,000	1,652,955
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	1,500,000	1,553,808

TOTAL FOOD		$8,770,177
GAS - 0.6%
National Fuel Gas Co., Sr. Unsecured, 5.25%, 3/01/13	1,000,000	1,040,280
HEALTHCARE PROVIDERS & SERVICES - 1.1%
[1]Quest Diagnostics, Inc., Company Guaranteed, 1.42%, 3/24/12	2,000,000	2,011,782
INSURANCE - 4.6%
Lincoln National Corp., Sr. Unsecured, 5.65%, 8/27/12	1,246,000	1,276,426
[1,6,7]MassMutual Global Funding II, Secured, 0.95%, 4/16/12	1,000,000	995,409
[6,7]MassMutual Global Funding II, Sr. Secured, 3.63%, 7/16/12	500,000	506,598
MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,801,144
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,016,349
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,100,000	1,226,925
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	763,590
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,018,365

TOTAL INSURANCE		$8,604,806
INTERNET - 2.2% eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	1,008,576
Google, Inc., Sr. Unsecured, 1.25%, 5/19/14	3,000,000	3,067,121

TOTAL INTERNET		$4,075,697
IRON/STEEL - 0.8%
ArcelorMittal, Sr. Unsecured, 3.75%, 8/05/15	1,000,000	1,012,464
[12]ArcelorMittal, Sr. Unsecured, 3.75%, 3/01/16	500,000	503,225

TOTAL IRON/STEEL		$1,515,689

LEISURE TIME - 0.6%
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 3.88%, 3/15/16	1,000,000	1,041,377
MEDIA - 6.6%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	2,000,000	2,170,130
Comcast Cable Holdings LLC, Company Guaranteed, 9.80%, 2/01/12	200,000	200,045
Comcast Holdings Corp., Company Guaranteed, 10.63%, 7/15/12	2,000,000	2,078,410
COX Communications, Inc., Sr. Unsecured, 7.13%, 10/01/12	1,535,000	1,602,536
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	2,000,000	2,092,615
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,130,512
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	2,001,000	2,144,941
Walt Disney Co., Series B, Sr. Unsecured, MTNB, 6.38%, 3/01/12	1,000,000	1,004,638

TOTAL MEDIA		$12,423,827
METALS & MINING - 1.6%
Rio Tinto Finance USA Ltd., Company Guaranteed, 2.50%, 5/20/16	1,000,000	1,042,389
Vale Canada Ltd., Sr. Unsecured, 7.75%, 5/15/12	525,000	531,663
Xstrata Canada Corp., Company Guaranteed, 7.35%, 6/05/12	750,000	765,747
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	710,000	729,411

TOTAL METALS & MINING		$3,069,210
MISCELLANEOUS MANUFACTURING - 0.6%
General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	1,000,000	1,044,439
OFFICE/BUSINESS EQUIPMENT - 1.7%
Pitney Bowes, Inc., Sr. Unsecured, 3.88%, 6/15/13	1,000,000	1,031,723
[1]Xerox Corp., Sr. Unsecured, 1.28%, 2/16/12	250,000	247,107
Xerox Corp., Sr. Unsecured, 5.50%, 5/15/12	2,000,000	2,027,529

TOTAL OFFICE/BUSINESS EQUIPMENT		$3,306,359
OIL & GAS - 5.8%
Apache Corp., Sr. Unsecured, 6.25%, 4/15/12	1,000,000	1,011,772
Chesapeake Energy Corp., Company Guaranteed, 7.63%, 7/15/13	1,000,000	1,057,500
ConocoPhillips, Company Guaranteed, 4.75%, 10/15/12	1,000,000	1,030,686
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,092,083
Occidental Petroleum Corp., Sr. Unsecured, 1.75%, 2/15/17	500,000	510,623
[1]Sempra Energy, Sr. Unsecured, 1.31%, 3/15/12	500,000	498,061
Tesoro Corp., Company Guaranteed, 6.25%, 11/01/12	1,000,000	1,028,750
Transocean, Inc., Company Guaranteed, 5.05%, 12/15/16	1,000,000	1,071,519
Valero Energy Corp., Company Guaranteed, 6.88%, 4/15/12	1,000,000	1,012,607
Valero Energy Corp., Company Guaranteed, 4.75%, 6/15/13	2,000,000	2,092,572
XTO Energy, Inc., Sr. Unsecured, 7.50%, 4/15/12	590,000	598,601

TOTAL OIL & GAS		$11,004,774
PHARMACEUTICALS - 1.8%
Abbott Laboratories, Sr. Unsecured, 5.60%, 11/30/17	1,000,000	1,222,195
McKesson Corp., Sr. Unsecured, 3.25%, 3/01/16	1,500,000	1,604,380
Mead Johnson Nutrition Co., Sr. Unsecured, 3.50%, 11/01/14	500,000	523,755

TOTAL PHARMACEUTICALS		$3,350,330
PIPELINES - 2.8%
Enterprise Products Operating LLC, Company Guaranteed, 7.63%, 2/15/12	1,488,000	1,491,765
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,103,294
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 4.25%, 9/01/12	2,500,000	2,547,889

TOTAL PIPELINES		$5,142,948
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.7%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	1,000,000	1,139,161
Boston Properties LP, Sr. Unsecured, 6.25%, 1/15/13	1,175,000	1,224,580
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,040,534
HCP, Inc., Sr. Unsecured, 6.45%, 6/25/12	385,000	391,505
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	500,000	505,818
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,110,109
Simon Property Group LP, Sr. Unsecured, 5.10%, 6/15/15	325,000	359,933
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 3.13%, 11/30/15	2,000,000	2,025,045

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$8,796,685
RETAIL - 4.0%
CVS Caremark Corp., Sr. Unsecured, 4.88%, 9/15/14	1,600,000	1,761,057
Home Depot, Inc., Sr. Unsecured, 5.25%, 12/16/13	1,500,000	1,632,895
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,375,000	1,425,292
Wal-Mart Stores Pass-Through Trust 1994, Series A-2, Pass-Through Certificates, 8.85%, 1/02/15	416,165	461,423
Wal-Mart Stores, Inc., Sr. Unsecured, 2.80%, 4/15/16	2,000,000	2,162,540

TOTAL RETAIL		$7,443,207
SEMICONDUCTORS - 0.8%
Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	1,015,078
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	500,000	527,754

TOTAL SEMICONDUCTORS		$1,542,832
TELECOMMUNICATIONS - 1.7%
AT&T, Inc., Sr. Unsecured, 4.45%, 5/15/21	500,000	561,356
Juniper Networks, Inc., Sr. Unsecured, 3.10%, 3/15/16	500,000	522,147
[1]Verizon Communications, Inc., Series FRN, Sr. Unsecured, 1.18%, 3/28/12	1,000,000	1,004,307
Verizon Communications, Inc., Sr. Unsecured, 4.35%, 2/15/13	1,000,000	1,040,094

TOTAL TELECOMMUNICATIONS		$3,127,904
TRANSPORTATION - 2.5%
Federal Express Corp., Sr. Unsecured, 9.65%, 6/15/12	2,600,000	2,683,862
Ryder System, Inc., Sr. Unsecured, MTN, 3.15%, 3/02/15	2,000,000	2,068,430

TOTAL TRANSPORTATION		$4,752,292

TOTAL CORPORATE BONDS (COST $167,796,692)		$169,871,277
U.S. TREASURY - 2.7%

U.S. TREASURY NOTE - 2.7%
0.63%, 4/30/13	2,600,000	2,615,235
0.75%, 3/31/13	420,000	422,855
1.25%, 2/15/14	1,000,000	1,020,781
2.00%, 4/30/16	1,000,000	1,062,031

TOTAL U.S. TREASURY NOTE		$5,120,902

TOTAL U.S. TREASURY (COST $5,033,947)		$5,120,902

REPURCHASE AGREEMENT - 0.9%
Credit Suisse First Boston LLC, 0.18%, dated 01/31/12, due 02/01/12, repurchase price $1,794,805, collateralized by a U.S. Treasury Security 3.13%, maturing 11/15/41; total market value of $1,835,546.	1,794,796	1,794,796

TOTAL REPURCHASE AGREEMENT (COST $1,794,796)		$1,794,796

TOTAL INVESTMENTS IN SECURITIES - 99.1% (COST $184,138,902)		$186,265,465

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.3%
REPURCHASE AGREEMENTS - 0.3%
Barclays Capital, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $124,694, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 04/20/25 to 01/20/42; total market value of $127,187.	124,693	124,693
Citigroup Global Markets, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $124,694, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $127,187.	124,693	124,693
Deutsche Bank Securities, Inc., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $124,694, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 01/01/38 to 01/01/42; total market value of $127,187.	124,693	124,693
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.16%, dated 01/31/12, due 02/01/12, repurchase price $26,250, collateralized by U.S. Government Securities 0.00% to 3.25%, maturing 11/15/15 to 11/15/41; total market value of $26,775.	26,250	26,250
RBC Capital Markets LLC, 0.21%, dated 01/31/12, due 02/01/12, repurchase price $124,694, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 04/01/39 to 01/20/42; total market value of $127,187.	124,693	124,693

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $525,022)		$525,022

TOTAL INVESTMENTS - 99.4% (COST $184,663,924)		$186,790,487
COLLATERAL FOR SECURITIES ON LOAN - (0.3%)		(525,022)
OTHER ASSETS LESS LIABILITIES - 0.9%		1,616,628

TOTAL NET ASSETS - 100.0%		$187,882,093

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,126,563. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,563,221 and net unrealized depreciation from investments for those securities having an excess of cost over value of $436,658.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$68	$—	$68
Asset-Backed Securities	—	4,992,192	—	4,992,192
Collateralized Mortgage Obligations	—	4,486,230	—	4,486,230
Corporate Bonds	—	169,871,277	—	169,871,277
U.S. Treasury	—	5,120,902	—	5,120,902
Repurchase Agreements	—	2,319,818	—	2,319,818

Total	$—	$186,790,487	$—	$186,790,487

MTB U.S. Government Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.6%
Series 1988-6, Class C, 9.05%, 6/15/19	18,922	21,299
Series 1989-112, Class I, 6.50%, 1/15/21	3,640	3,961
Series 1990-136, Class E, 6.00%, 4/15/21	9,552	10,367
Series 1990-141, Class D, 5.00%, 5/15/21	3,400	3,630
Series 1993-1577, Class PK, 6.50%, 9/15/23	156,202	175,785
Series 1993-1644, Class K, 6.75%, 12/15/23	132,361	148,485
Series 1994-1686, Class PJ, 5.00%, 2/15/24	27,683	29,691

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$393,218
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.8%
Series 1993-113, Class PK, 6.50%, 7/25/23	92,161	101,939
Series 1993-127, Class H, 6.50%, 7/25/23	88,937	98,336
Series 1993-202, Class J, 6.50%, 11/25/23	48,204	53,557
Series 1994-3, Class PL, 5.50%, 1/25/24	85,825	93,493
Series 1994-55, Class H, 7.00%, 3/25/24	104,582	117,244
Series 2002-52, Class QA, 6.00%, 7/18/32	52,552	58,515

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$523,084

WHOLE LOAN - 3.5%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.88%, 2/25/12	439,341	375,095
[1]Banc of America Mortgage Securities, Inc., Series 2004-B, Class 2A1, 2.84%, 2/25/12	373,231	315,313
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.07%, 2/25/12	1,995,540	1,551,081

TOTAL WHOLE LOAN		$2,241,489

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $3,554,982)		$3,157,791
CORPORATE BONDS - 2.9%
BANKS - 2.1%
First Tennessee Bank N.A., Subordinated, BKNT, 4.63%, 5/15/13	1,000,000	1,015,769
U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	324,464	329,692

TOTAL BANKS		$1,345,461
HEALTHCARE PROVIDERS & SERVICES - 0.8%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	534,161

TOTAL CORPORATE BONDS (COST $1,823,271)		$1,879,622
GOVERNMENT AGENCIES - 39.7%

DEVELOPMENT - 1.8%
Tennessee Valley Authority, Sr. Unsecured, 3.88%, 2/15/21	1,000,000	1,148,864
FEDERAL HOME LOAN BANK (FHLB) - 3.7%
Series 656 5.38%, 5/18/16	2,000,000	2,394,830
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 28.8%
0.63%, 12/29/14	3,000,000	3,020,839
1.00%, 3/08/17	3,000,000	3,002,227
1.38%, 2/25/14	1,000,000	1,022,992
2.00%, 8/25/16	1,000,000	1,052,684
2.88%, 2/09/15	500,000	537,139
4.75%, 1/19/16	1,000,000	1,160,608
[12]4.88%, 6/13/18	2,000,000	2,431,206
5.13%, 10/18/16	2,000,000	2,391,543
5.25%, 4/18/16	2,000,000	2,375,180
8.25%, 6/01/26	1,000,000	1,501,830

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$18,496,248
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.6%
Sr. Subordinated 5.25%, 8/01/12	1,000,000	1,025,336

HOUSING - 0.1%
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	36,150	35,789
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, Series 96-A, 7.66%, 8/01/15	23,681	23,754

TOTAL HOUSING		$59,543
SMALL BUSINESS ADMINISTRATION - 0.9%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	49,088	52,760
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	131,085	140,544
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	300,708	328,893
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	8,213	8,899
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	13,742	15,080

TOTAL SMALL BUSINESS ADMINISTRATION		$546,176

TRANSPORTATION - 2.8%
Vessel Management Services, Inc., U.S. Government Guaranteed, 5.13%, 4/16/35	904,000	1,062,947
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	569,000	714,360

TOTAL TRANSPORTATION		$1,777,307

TOTAL GOVERNMENT AGENCIES (COST $22,745,432)		$25,448,304
MORTGAGE-BACKED SECURITIES - 25.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 8.1%
Pool 287773, 7.50%, 3/01/17	1,068	1,126
Pool 299147, 7.50%, 8/01/17	2,497	2,539
Pool 538733, 9.00%, 9/01/19	337	391
Pool A18401, 6.00%, 2/01/34	1,227,770	1,362,249
Pool C78010, 5.50%, 4/01/33	2,160,024	2,357,801
Pool C80328, 7.50%, 7/01/25	64,042	74,662
Pool E00540, 6.00%, 3/01/13	53,935	55,621
Pool G01425, 7.50%, 5/01/32	144,764	168,500
Pool G01831, 6.00%, 5/01/35	518,536	575,332

Pool G12709, 5.00%, 7/01/22	530,211	572,296

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$5,170,517
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 16.8%
Pool 202957, 8.00%, 8/01/21	7,208	8,224
Pool 252439, 6.50%, 5/01/29	70,897	80,464
Pool 255933, 5.50%, 11/01/35	648,005	707,068
Pool 323419, 6.00%, 12/01/28	135,225	150,501
Pool 334593, 7.00%, 5/01/24	103,337	119,469
Pool 39862, 9.75%, 9/01/17	8,894	10,254
Pool 436746, 6.50%, 8/01/28	72,927	82,540
Pool 440401, 6.50%, 8/01/28	279,339	316,162
Pool 485678, 6.50%, 3/01/29	141,311	160,292
Pool 494375, 6.50%, 4/01/29	37,592	42,665
Pool 545051, 6.00%, 9/01/29	240,140	267,118
Pool 604867, 7.00%, 1/01/25	89,099	101,378
Pool 625596, 7.00%, 2/01/32	41,123	47,150
Pool 725418, 6.50%, 5/01/34	363,946	412,832
Pool 763704, 5.00%, 4/01/34	1,026,124	1,109,389
Pool 833143, 5.50%, 9/01/35	2,153,717	2,375,034
Pool 843323, 5.50%, 10/01/35	339,023	369,923
Pool AB1796, 3.50%, 11/01/40	948,449	986,189
Pool AB3417, 4.00%, 8/01/41	2,394,142	2,534,237
Pool AE2520, 3.00%, 1/01/26	875,252	914,274

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,795,163
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.0%
Pool 1061, 9.00%, 4/20/23	19,508	22,980
Pool 146927, 9.00%, 9/15/16	2,687	2,732
Pool 1886, 9.00%, 10/20/24	2,942	3,451
Pool 188603, 9.00%, 11/15/16	7,917	9,173
Pool 208196, 9.00%, 2/15/17	12,007	14,002
Pool 346572, 7.00%, 5/15/23	21,606	25,058
Pool 484269, 7.00%, 9/15/28	52,702	61,633
Pool 581522, 6.00%, 5/15/33	266,419	303,884
Pool 592505, 6.00%, 4/15/33	216,526	245,486
Pool 780440, 8.50%, 11/15/17	2,779	3,210

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$691,609

TOTAL MORTGAGE-BACKED SECURITIES (COST $15,638,662)		$16,657,289
MUNICIPAL BONDS - 0.9%
DEVELOPMENT - 0.3%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government), 8.65%, 7/01/19	130,000	171,796
FACILITIES - 0.6%
Tacoma City, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government), 8.20%, 9/15/13	390,000	411,918

TOTAL MUNICIPAL BONDS (COST $554,310)		$583,714
U.S. TREASURY - 25.4%
INFLATION INDEXED BONDS - 6.1%
1.13%, 1/15/21	1,100,000	1,302,194
2.00%, 1/15/14	2,000,000	2,618,026

TOTAL INFLATION INDEXED BONDS		$3,920,220
U.S. TREASURY BOND - 10.1%
3.13%, 11/15/41	1,000,000	1,036,875
4.25%, 11/15/40	1,000,000	1,266,250
4.38%, 5/15/41	1,000,000	1,292,500
4.50%, 2/15/36	1,186,000	1,545,877
4.50%, 8/15/39	1,000,000	1,314,375

TOTAL U.S. TREASURY BOND		$6,455,877
U.S. TREASURY NOTE - 9.2%
0.25%, 10/31/13	2,500,000	2,501,758
1.25%, 10/31/15	425,000	437,883
1.75%, 10/31/18	2,000,000	2,075,937
3.63%, 2/15/20	760,000	888,369

TOTAL U.S. TREASURY NOTE		$5,903,947

TOTAL U.S. TREASURY (COST $14,439,543)		$16,280,044
REPURCHASE AGREEMENT - 0.0%**
Credit Suisse First Boston LLC, 0.18%, dated 01/31/12, due 02/01/12, repurchase price $4,913, collateralized by a U.S. Treasury Security 3.13%, maturing 11/15/41; total market value of $5,171.	4,913	4,913

TOTAL REPURCHASE AGREEMENT (COST $4,913)		$4,913

TOTAL INVESTMENTS IN SECURITIES - 99.7% (COST $58,761,113)		$64,011,677

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.3%
REPURCHASE AGREEMENTS - 2.3%
Citigroup Global Markets, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $1,020,000.	1,000,000	1,000,000
Morgan Stanley & Co., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $489,649, collateralized by U.S. Government Securities 0.00% to 5.76%, maturing 08/01/35 to 02/01/42; total market value of $499,508.	489,646	489,646

TOTAL CASH COLLATERALINVESTED FOR SECURITIES ON LOAN (COST $1,489,646)		$1,489,646

TOTAL INVESTMENTS - 102.0% (COST $60,250,759)		$65,501,323
COLLATERAL FOR SECURITIES ON LOAN - (2.3%)		(1,489,646)
OTHER ASSETS LESS LIABILITIES - 0.3%		218,755

TOTAL NET ASSETS - 100.0%		$64,230,432

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $5,250,564. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $5,836,502 and net unrealized depreciation from investments for those securities having an excess of cost over value of $585,938.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$3,157,791	$—	$3,157,791
Corporate Bonds	—	1,879,622	—	1,879,622
Government Agencies	—	25,412,515	35,789	25,448,304
Mortgage-Backed Securities	—	16,657,289	—	16,657,289
Municipal Bonds	—	583,714	—	583,714
U.S. Treasury	—	16,280,044	—	16,280,044
Repurchase Agreements	—	1,494,559	—	1,494,559

Total	$—	$65,465,534	$35,789	$65,501,323

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at January 31, 2012. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2011 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2011	$38,108
Realized gain (loss)	252
Change in unrealized appreciation (depreciation)	(252)
Net purchases (sales)	(2,319)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2012	$35,789

Net change in unrealized appreciation/(depreciation) for investments still held as of January 31, 2012	$(252)

MTB New York Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 97.0%
NEW YORK - 95.2%
BOND BANK - 3.3%
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank), 5.00%, 4/15/21	3,000,000	3,547,080
EDUCATION - 11.0%
Erie County, NY, IDA, School Facility Revenue Bonds, (Series A), (School District Buffalo Project)/(State Aid Withholding), 5.00%, 5/01/23	3,000,000	3,573,510
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS), 5.00%, 7/01/29	1,000,000	1,017,820
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Refunding Revenue Bonds, (Series C), (State Aid Withholding)/(GO of Authority), 7.25%, 10/01/28	3,000,000	3,845,490
New York State Dormitory Authority, Non-State Supported Debt, School District Board Funding Program, Revenue Bonds, (Series B), (Assured Guaranty State Aid Withholding), 5.25%, 10/01/23	2,000,000	2,425,600
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding), 5.50%, 10/01/17	895,000	918,959

TOTAL EDUCATION		$11,781,379
FACILITIES - 2.9%
Canton, NY, Human Services Initiatives, Inc., 5.75%, 9/01/32	915,000	921,679
New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2009, (Series S-5), (State Aid Withholding), 5.13%, 1/15/34	2,000,000	2,212,720

TOTAL FACILITIES		$3,134,399
GENERAL OBLIGATIONS - 2.4%
Erie County, NY, GO Unlimited Bonds, (Series D-1), (National-Reinsurance), 5.00%, 6/01/12	1,000,000	1,014,210
New York City, NY, GO Unlimited, Refunding Bonds, (Series B), 5.75%, 8/01/14	1,555,000	1,595,865

TOTAL GENERAL OBLIGATIONS		$2,610,075
GENERAL REVENUE - 13.0%
Grand Central, NY, District Management Association, Inc., 5.00%, 1/01/21	1,000,000	1,063,420
New York City, NY, Transitional Finance Authority, Building Aid Revenue Bonds, (Series S-5), (State Aid Withholding), 5.00%, 1/15/27	2,000,000	2,305,660
New York State Thruway Authority, State Personal Income Tax Revenue, (Series A)
5.00%, 3/15/27	1,000,000	1,190,930
5.25%, 3/15/23	2,500,000	3,003,625
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B), 5.25%, 1/01/23	5,500,000	6,403,815

TOTAL GENERAL REVENUE		$13,967,450
HIGHER EDUCATION - 12.5%
Geneva, NY, Revenue Bonds, (Project A), 5.38%, 2/01/33	1,000,000	1,035,920
New York State Dormitory Authority Lease Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities), 5.00%, 8/15/24	2,000,000	2,365,420
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva University, OBG), 5.00%, 9/01/27	1,415,000	1,563,391
New York State Dormitory Authority, Non-State Supported Debt, Refunding Revenue Bonds, (Yeshiva University, OBG), 5.00%, 9/01/26	1,000,000	1,118,040
New York State Dormitory Authority, State Supported Debt, Revenue Bonds, (AGM), 5.00%, 7/01/18	1,000,000	1,178,280
New York State Dormitory Authority, State University Educational Facilities, Refunding Revenue Bonds, (Series A), 7.50%, 5/15/13	3,000,000	3,255,690
New York State, Dormitory Authority Non State Supported Debt, Revenue Bonds, (Series H), (School District Funding Program)/(AGM State Aid Withholding), 5.00%, 10/01/23	2,500,000	2,942,025

TOTAL HIGHER EDUCATION		$13,458,766
MEDICAL - 8.5%
Chemung County, NY, IDA, (Series A), 5.00%, 11/01/34	875,000	880,101
Chemung County, NY, IDA, (Series B), 5.00%, 11/01/34	1,000,000	1,005,830
Monroe County, NY, IDA, (Highland Hospital Rochester Project), 5.00%, 8/01/22	1,000,000	1,054,000
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project), 5.00%, 8/01/25	995,000	1,033,656
New York City, NY, Health and Hospitals Corp., (Series A), 5.45%, 2/15/26	1,000,000	1,002,070
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS), 5.05%, 8/15/24	730,000	796,897
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS), 5.10%, 2/01/19	1,000,000	1,002,950
New York State Dormitory Authority, State Supported Debt, Mental Health Services Facilities, Revenue Bonds, (Series D), (National-Reinsurance FGIC State Appropriations), 5.00%, 2/15/23	2,000,000	2,166,060
Tompkins, NY, Healthcare Corp., (FHA INS), 10.80%, 2/01/28	215,000	229,689

TOTAL MEDICAL		$9,171,253
MULTI-FAMILY HOUSING - 1.3%
East Rochester, NY, Housing Authority, Revenue Bonds, 6.13%, 4/20/43	1,355,000	1,411,612
POLLUTION CONTROL - 1.9%
[5]Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing, 5.63%, 11/15/14	2,000,000	2,022,780
SCHOOL DISTRICT - 1.0%
Clarence Central School District, NY, GO Unlimited Bonds, (AGM State Aid Withholding), 5.00%, 5/15/16	1,000,000	1,013,040
TOBACCO - 8.9%
New York Counties, NY, Tobacco Trust II, Refunding Revenue Bonds, 5.25%, 6/01/25	535,000	502,927
Tobacco Settlement Financing Corp., NY, (Series B-1C), Mandatory Redemption, 5.50%, 6/01/22	1,000,000	1,063,370
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), 5.50%, 6/01/19	4,575,000	4,864,917
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD), 5.25%, 6/01/22	3,000,000	3,180,180

TOTAL TOBACCO		$9,611,394
TOBACCO SETTLEMENT - 2.8%

Tobacco Settlement Financing Corp., NY, Prerefunded Revenue Bonds, Asset Backed, (Series A-1), (PRF 6/1/12 @ 100), 5.50%, 6/01/18	2,340,000	2,381,418
Tobacco Settlement Financing Corp., NY, Unrefunded Revenue Bonds, Asset Backed, (Series A-1), 5.50%, 6/01/18	660,000	669,788

TOTAL TOBACCO SETTLEMENT		$3,051,206
TRANSPORTATION - 14.4%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B), 5.00%, 11/15/22	1,000,000	1,152,550
Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 7/01/25	2,000,000	2,030,580
New York State Liberty Development Corp. Liberty Revenue Bonds, (GO of Authority), 5.00%, 12/15/41	5,000,000	5,552,900
New York State Thruway Authority, Local Highway & Bridge, Service Contract Revenue, Refunding Bonds, 5.50%, 4/01/14	2,000,000	2,016,720
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority), 6.13%, 1/01/21	3,500,000	4,767,665

TOTAL TRANSPORTATION		$15,520,415
UTILITIES - 1.3%
Long Island Power Authority, NY, Electric System, Refunding Revenue Bonds, (Series 2010A), 5.00%, 5/01/14	1,210,000	1,322,373
WATER & SEWER - 10.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C), (National Reinsurance), 5.00%, 6/15/27	3,000,000	3,331,110
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series BB), 5.00%, 6/15/27	5,000,000	5,856,900
New York State Environmental Facilities Corp., NY, State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B), 5.00%, 11/15/18	1,450,000	1,594,870

TOTAL WATER & SEWER		$10,782,880

TOTAL NEW YORK		$102,406,102
TEXAS - 1.2%
SCHOOL DISTRICT - 1.2%
Magnolia Independent School District, TX, GO Unlimited Bonds, (National-Reinsurance FGIC), 8.00%, 8/15/15	1,000,000	1,223,590

TOTAL TEXAS		$1,223,590
WISCONSIN - 0.6%
TOBACCO - 0.6%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, 6.13%, 6/01/27	615,000	627,146

TOTAL WISCONSIN		$627,146

TOTAL MUNICIPAL BONDS (COST $97,053,543)		$104,256,838
3SHORT-TERM MUNICIPAL BONDS - 2.0%
NEW YORK - 2.0%
GENERAL OBLIGATIONS - 1.4%
[10]New York City, NY, GO Bonds, (Subseries A-4) Daily VRDNs, (Bayerische Landesbank, LOC), 0.10%, 2/01/12	400,000	400,000
New York City, NY, GO Unlimited Bonds, (Series C) Daily VRDNs, (JP Morgan Chase Bank, LOC), 0.05%, 2/01/12	400,000	400,000
[10]New York City, NY, GO Unlimited Bonds, (Subseries B-3) Daily VRDNs, (JP Morgan Chase Bank), 0.05%, 2/01/12	500,000	500,000
[10]New York City, NY, GO Unlimited Refunding Bonds (Subseries E2) Daily VRDNs, (JP Morgan Chase Bank), 0.05%, 2/01/12	200,000	200,000

TOTAL GENERAL OBLIGATIONS		$1,500,000

HIGHER EDUCATION - 0.6%
New York State, Dormitory Authority State Supported Debt, Revenue Bonds, (Series A) Daily VRDNs, (University of Rochester, OBG)/(JP Morgan Chase Bank, LOC), 0.05%, 2/01/12	700,000	700,000

TOTAL NEW YORK		$2,200,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $2,200,000)		$2,200,000

TOTAL INVESTMENTS - 99.0% (COST $99,253,543)		$106,456,838
OTHER ASSETS LESS LIABILITIES - 1.0%		1,113,675

TOTAL NET ASSETS - 100.0%		$107,570,513

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $7,203,295. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,238,527 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,232.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$104,256,838	$—	$104,256,838
Short-Term Municipal Bonds	—	2,200,000	—	2,200,000

Total	$—	$106,456,838	$—	$106,456,838

MTB Pennsylvania Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 97.3%
PENNSYLVANIA - 97.3%
CONTINUING CARE - 14.0%
Bucks County, PA, IDA, Refunding Revenue Bonds, ETM, (Series A), (Senior Lifestyles, Inc., OBG), 10.00%, 5/15/19	4,775,000	7,669,414
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	331,627
5.30%, 1/01/14	275,000	277,277
5.40%, 1/01/15	240,000	241,591
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101), 6.00%, 10/01/27	1,000,000	1,047,870
Lancaster County, PA, Hospital Authority, (Masonic Homes), 5.00%, 11/01/21	1,160,000	1,256,756
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.), 5.25%, 11/15/28	1,850,000	1,850,795
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community), 6.13%, 2/01/28	1,500,000	1,402,185

TOTAL CONTINUING CARE		$14,077,515
DEVELOPMENT - 2.9%
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS), 5.50%, 7/01/13	500,000	515,950
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum), 5.25%, 9/01/26	1,000,000	848,910
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC), 5.00%, 4/15/27	1,500,000	1,561,395

TOTAL DEVELOPMENT		$2,926,255
EDUCATION - 5.5%
Berks County, PA, Vocational Technical School Authority, Refunding Revenue Bonds, (National-Reinsurance), 5.00%, 6/01/14	1,655,000	1,787,896
[6,7]Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School), 4.88%, 3/15/27	1,545,000	1,442,860
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding), 6.00%, 10/01/17	30,000	30,113
State Public School Building Authority, PA, College Revenue Bonds, (Northampton County Area Community College Project, OBG), 5.50%, 3/01/31	2,000,000	2,286,300

TOTAL EDUCATION		$5,547,169
FACILITIES - 5.7%
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS), 6.00%, 9/01/19	2,410,000	3,036,961
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.00%, 12/01/20	2,565,000	2,718,977

TOTAL FACILITIES		$5,755,938
GENERAL OBLIGATIONS - 5.7%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC), 5.00%, 11/01/22	2,000,000	2,188,420
Berks County, PA, GO Unlimited, Refunding Revenue Bonds, 5.00%, 11/15/21	2,000,000	2,426,860
Township of Cranberry, PA, GO Unlimited, Refunding Revenue Bonds, 4.50%, 3/01/26	1,000,000	1,140,920

TOTAL GENERAL OBLIGATIONS		$5,756,200
GENERAL REVENUE - 3.0%
Allegheny County Port Authority, PA, Special Refunding Revenue Bonds, 5.00%, 3/01/16	1,000,000	1,143,320
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Regional Asset District, Sales Tax Refunding Revenue Bonds, (AGM), 5.00%, 2/01/23	1,000,000	1,161,290
Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds, 5.00%, 3/01/28	650,000	742,931

TOTAL GENERAL REVENUE		$3,047,541
HIGHER EDUCATION - 22.6%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	1,000,000	1,002,990
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College), 5.00%, 5/01/27	1,765,000	1,990,620
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College), 5.00%, 4/15/18	2,350,000	2,673,759
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,578,912
5.00%, 5/01/20	1,490,000	1,643,619
Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, (Arcadia University, OBG)/(Radian), 5.00%, 4/01/21	300,000	319,209
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/13	1,345,000	1,433,151
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA), 5.00%, 11/01/18	1,020,000	1,126,294
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian), 5.50%, 12/15/15	1,940,000	2,017,173
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC), 5.00%, 11/01/20	550,000	580,041
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University), 5.00%, 5/01/27	1,250,000	1,356,863
Pennsylvania State University, Revenue Bonds, 5.00%, 3/01/40	1,500,000	1,653,300
Pennsylvania State, Higher Educational Facilities Authority, Refunding Revenue Bonds, (Bryn Mawr College), 5.00%, 12/01/17	1,500,000	1,818,945
State Public School Building Authority, PA, College Revenue Bonds, (Harrisburg Area Community College, OBG), 5.00%, 10/01/19	2,150,000	2,477,123
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University), 5.25%, 4/01/20	1,000,000	1,051,620

TOTAL HIGHER EDUCATION		$22,723,619
MEDICAL - 5.0%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA)
4.25%, 5/01/12	290,000	290,772
4.40%, 5/01/16	415,000	429,911
Central Bradford Progress Authority, PA, Refunding Revenue Bonds, (Guthrie Healthcare System, OBG), 5.00%, 12/01/26	2,000,000	2,278,940
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital), 5.00%, 3/15/23	1,770,000	1,963,921

TOTAL MEDICAL		$4,963,544

SCHOOL DISTRICT - 18.6%
Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100), 7.00%, 2/01/27	2,500,000	3,117,050
Coatesville School District, PA, GO Unlimited Bonds, (Series A), (Assured Guaranteed State Aid Withholding), 5.00%, 8/15/27	1,120,000	1,300,354
Eastern York, PA, School District, GO Unlimited Bonds, (Series A), (FSA State Aid Withholding), 5.00%, 9/01/24	1,200,000	1,372,452
Haverford Township, PA, School District, GO Unlimited Bonds, (FSA State Aid Withholding), 5.50%, 3/15/19	1,000,000	1,260,060
Hempfield, PA, School District, GO Unlimited Bonds, (Series B), (National Reinsurance FGIC State Aid Withholding), 5.00%, 10/15/18	2,650,000	2,939,327
Jenkintown, PA, School District, GO Unlimited Bonds, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100), 5.00%, 5/15/28	1,375,000	1,394,277
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding), 7.50%, 9/01/26	2,000,000	2,531,400
Philadelphia, PA, School District, GO Unlimited Bonds, (Series D), (FSA State Aid Withholding), 5.50%, 6/01/17	1,300,000	1,549,002
Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding), 5.00%, 9/01/21	1,775,000	2,146,028
Tredyffrin-Easttown, PA, School District, GO Unlimited, Refunding Bonds, (State Aid Withholding), 5.00%, 2/15/15	1,000,000	1,134,340

TOTAL SCHOOL DISTRICT		$18,744,290
TRANSPORTATION - 9.9%
Delaware River Joint Toll Bridge Commission, PA, Refunding Revenue Bonds, 5.25%, 7/01/18	1,500,000	1,575,060
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority), 5.50%, 1/01/16	3,410,000	3,422,549
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL), 5.00%, 12/01/15	2,090,000	2,098,151
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B), 5.00%, 12/01/21	2,400,000	2,879,328

TOTAL TRANSPORTATION		$9,975,088
WATER & SEWER - 4.4%
Allegheny County Sanitary Authority, PA, Sewer Revenue Bonds, (Series A), (National-Reinsurance), 5.00%, 12/01/30	2,000,000	2,201,940
Erie Sewer Authority, PA, Revenue Bonds, 4.63%, 12/01/24	2,000,000	2,207,680

TOTAL WATER & SEWER		$4,409,620

TOTAL PENNSYLVANIA		$97,926,779

TOTAL MUNICIPAL BONDS (COST $90,714,876)		$97,926,779

MONEY MARKET FUND - 3.6%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	3,674,459	3,674,459

TOTAL MONEY MARKET FUND (COST $3,674,459)		$3,674,459

TOTAL INVESTMENTS - 100.9% (COST $94,389,335)		$101,601,238
OTHER LIABILITIES LESS ASSETS - (0.9%)		(897,837)

TOTAL NET ASSETS - 100.0%		$100,703,401

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $7,211,903. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,625,816 and net unrealized depreciation from investments for those securities having an excess of cost over value of $413,913.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$97,926,779	$—	$97,926,779
Money Market Fund	3,674,459	—	—	3,674,459

Total	$3,674,459	$97,926,779	$—	$101,601,238

MTB Maryland Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 97.9%
MARYLAND - 94.3%
CONTINUING CARE - 5.6%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.), 5.00%, 1/01/22	1,200,000	1,280,340
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian), 5.38%, 1/01/16	1,590,000	1,590,016
Frederick County, MD, Revenue Bonds, (Series A),(Buckingham’s Choice, Inc.), 5.90%, 1/01/17	750,000	662,430
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.), 5.80%, 1/01/32	2,135,000	2,137,797
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist), 5.25%, 10/01/13	1,000,000	667,040

TOTAL CONTINUING CARE		$6,337,623
DEVELOPMENT - 6.7%
Maryland State Community Development Administration, Revenue Bonds, (Series A), (National Reinsurance), 5.00%, 6/01/21	40,000	40,515
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.), 5.25%, 4/01/29	2,100,000	2,185,491
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters), 4.00%, 6/01/21	2,570,000	3,028,102
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.), 5.10%, 11/01/22	1,000,000	1,019,360
Maryland State, Economic Development Corp., Lease Revenue Bonds, 5.00%, 6/01/19	1,000,000	1,237,790

TOTAL DEVELOPMENT		$7,511,258
EDUCATION - 4.0%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School), 5.25%, 7/01/20	1,585,000	1,596,967
Maryland State Health & Higher Educational Facilities Authority, (Mclean School), 6.00%, 7/01/31	1,500,000	1,500,675
[11,13]Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy), 5.50%, 7/01/38	1,000,000	437,530
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A), (Our Lady of Good Counsel High School), 6.00%, 5/01/35	1,000,000	1,018,760

TOTAL EDUCATION		$4,553,932
FACILITIES - 1.2%
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.00%, 4/01/13	1,330,000	1,402,578
GENERAL OBLIGATIONS - 32.6%
[5]Anne Arundel County, MD, GO Limited Bonds, AMT, 5.50%, 9/01/15	500,000	501,565
Anne Arundel County, MD, GO Limited Bonds, General Improvements, 4.50%, 3/01/25	2,000,000	2,233,320
Anne Arundel County, MD, GO Limited, Refunding Bonds, 5.00%, 3/01/16	495,000	518,933
Anne Arundel County, MD, GO Limited, Refunding Bonds, (PRF to 3/01/13 @ 100), 5.00%, 3/01/16	505,000	531,230
Baltimore County, MD, GO Unlimited, Refunding Revenue Bonds, 4.00%, 8/01/27	1,000,000	1,126,380
Frederick County, MD, GO Unlimited Bonds, 5.25%, 11/01/19	1,500,000	1,931,985
Frederick County, MD, GO Unlimited Refunding Bonds, (Series A), 5.25%, 7/01/13	1,425,000	1,480,903
Frederick County, MD, Public Improvements, GO Unlimited Bonds, (Series A), 4.75%, 3/01/28	610,000	712,590
Harford County, MD, GO Unlimited Bonds, (Series A), 3.00%, 1/15/27	2,005,000	2,081,190
Harford County, MD, Public Improvements, GO Unlimited Bonds, 4.00%, 7/01/20	2,000,000	2,378,260
Howard County, MD, GO Unlimited Bonds, (Series A), 4.00%, 2/15/24	1,475,000	1,680,040
Howard County, MD, GO Unlimited, Refunding Bonds, (Series B), 5.00%, 8/15/18	2,500,000	3,134,300
Maryland State, (Series A), 5.50%, 3/01/13	2,180,000	2,305,263
Maryland State, GO Unlimited Bonds, 5.00%, 7/15/17	2,725,000	3,345,537
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100), 5.00%, 5/01/19	1,000,000	1,222,940
Montgomery County, MD, GO Unlimited, Refunding Notes, (Series A), 5.00%, 7/01/22	2,000,000	2,470,600
Prince Georges County, MD, GO Limited Bonds, (Series A), 5.00%, 9/15/27	2,570,000	3,190,398
Queen Anne’s County, MD, (National Reinsurance), 5.00%, 11/15/16	1,000,000	1,157,360
St. Mary’s County, MD, GO Unlimited Bonds, (St. Mary’s Hospital), 5.00%, 10/01/21	1,000,000	1,032,130
St. Mary’s County, MD, GO Unlimited Refunding Bonds, 5.00%, 10/01/18	2,255,000	2,346,823
Washington Suburban Sanitation District, MD, GO Unlimited Bonds, 6.00%, 6/01/18	1,000,000	1,304,590

TOTAL GENERAL OBLIGATIONS		$36,686,337
GENERAL REVENUE - 3.9%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty), 5.13%, 7/01/28	2,200,000	2,384,998
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC), 5.25%, 7/01/17	1,000,000	1,133,010
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls), 5.00%, 4/01/29	555,000	631,640
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian), 5.38%, 7/01/20	250,000	253,095

TOTAL GENERAL REVENUE		$4,402,743
HIGHER EDUCATION - 8.2%
Maryland State Economic Development Corp., (Series A), (Collegiate Housing), 6.00%, 6/01/19	900,000	901,926
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project, (Series A), 6.00%, 7/01/22	500,000	505,335
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore, (Series A), 5.75%, 10/01/33	350,000	226,177
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art), 5.00%, 6/01/36	1,900,000	1,936,366
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (The College of Notre Dame, OBG), 5.00%, 10/01/35	1,000,000	1,083,630

St. Mary’s College of Maryland, Academic & Auxiliary Fee, Revenue Bonds, (Subseries A), (AMBAC), 4.50%, 9/01/30	2,250,000	2,327,782
University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A), 4.00%, 4/01/16	2,000,000	2,267,460

TOTAL HIGHER EDUCATION		$9,248,676
HOUSING - 0.0%**
[5]Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC), 5.55%, 12/01/33	5,000	5,154
MEDICAL - 26.9%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital), 6.00%, 7/01/37	2,250,000	2,266,245
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital), 5.00%, 7/01/22	3,000,000	3,017,730
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center), 5.63%, 7/01/31	2,000,000	2,001,420
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD), 5.00%, 7/01/19	1,500,000	1,503,660
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS), 5.25%, 8/15/12	1,175,000	1,178,807
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital), 5.50%, 7/01/16	600,000	651,738
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS), 5.00%, 7/01/15	1,740,000	1,816,891
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/01/12	355,000	362,025
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.), 5.00%, 7/01/27	3,630,000	4,535,612
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD), 5.50%, 7/01/13	260,000	267,423
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center), 5.50%, 1/01/28	2,500,000	2,740,550
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.), 5.00%, 7/01/12	1,000,000	1,020,000
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.), 5.25%, 5/15/46	1,000,000	1,035,350
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,954,627
5.00%, 7/01/26	1,000,000	1,055,620
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital), 5.00%, 7/01/20	1,000,000	1,036,890
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System), 5.25%, 7/01/35	500,000	504,830
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242), 4.00%, 1/01/18	1,935,000	2,081,228
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County), 5.00%, 7/01/40	1,000,000	1,017,060
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS), 5.25%, 7/01/13	210,000	216,212

TOTAL MEDICAL		$30,263,918
TRANSPORTATION - 2.4%
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.00%, (PRF 5/1/14 @ 100)	1,375,000	1,518,234
Maryland State Department of Transportation, Revenue Bonds, 5.50%, 2/01/16	1,000,000	1,191,540

TOTAL TRANSPORTATION		$2,709,774
WATER & SEWER - 2.8%
Baltimore County, MD, Wastewater Project Revenue Bonds, (National Reinsurance FGIC), 6.00%, 7/01/15	705,000	764,368
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100), 5.00%, 7/01/22	1,290,000	1,480,959
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS), 5.38%, 7/01/15	775,000	861,443

TOTAL WATER & SEWER		$3,106,770

TOTAL MARYLAND		$106,228,763
PUERTO RICO - 3.6%
GENERAL REVENUE - 1.7%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS), 5.38%, 6/01/19	1,500,000	1,938,465
MULTI-FAMILY HOUSING - 1.9%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100), 5.00%, 12/01/18	1,400,000	1,516,382
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN), 5.00%, 12/01/18	600,000	630,360

TOTAL MULTI-FAMILY HOUSING		$2,146,742

TOTAL PUERTO RICO		$4,085,207

TOTAL MUNICIPAL BONDS (COST $104,648,709)		$110,313,970

MONEY MARKET FUND - 3.2%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	3,591,046	3,591,046

TOTAL MONEY MARKET FUND (COST $3,591,046)		$3,591,046

TOTAL INVESTMENTS - 101.1% (COST $108,239,755)		$113,905,016
OTHER LIABILITIES LESS ASSETS - (1.1%)		(1,202,239)

TOTAL NET ASSETS - 100.0%		$112,702,777

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $5,665,261. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $6,735,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,070,224.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$110,313,970	$—	$110,313,970
Money Market Fund	3,591,046	—	—	3,591,046

Total	$3,591,046	$110,313,970	$—	$113,905,016

MTB Virginia Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 98.1%
DISTRICT OF COLUMBIA - 2.9%
AIRPORT DEVELOPMENT & MAINTENANCE - 2.9%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
[5]5.38%, 10/01/18	245,000	251,640
[5]5.38%, 10/01/19	335,000	344,078

TOTAL AIRPORT DEVELOPMENT & MAINTENANCE		$595,718

TOTAL DISTRICT OF COLUMBIA		$595,718
PUERTO RICO - 1.7%
GENERAL OBLIGATIONS - 0.8%
Puerto Rico Commonwealth, GO Unlimited Bonds, Prerefunded, (Series A), (PRF 7/01/13 @ 100), 5.00%, 7/01/33	150,000	160,147
TRANSPORTATION - 0.9%
Puerto Rico Highway and Transportation Authority, (Series W), 5.50%, 7/01/13	185,000	198,821

TOTAL PUERTO RICO		$358,968
VIRGINIA - 93.5%
DEVELOPMENT - 3.1%
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS), 5.00%, 12/01/14	455,000	505,373
Virginia Beach, Development Authority, Social Services Facility, (AMBAC INS), 5.00%, 12/01/17	100,000	100,331
Virginia Beach, Development Authority, Town Center Project Phase I, (Series A), 4.25%, 8/01/13	50,000	50,972

TOTAL DEVELOPMENT		$656,676
EDUCATION - 6.9%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School), 5.00%, 1/01/29	250,000	262,395
Manassas Park Economic Development Authority, VA, Refunding Revenue Bonds, (Series A), 4.38%, 7/15/17	370,000	396,906
Spotsylvania County, VA, IDA, Public Facility Revenue, (Series B), (School Facilities Project)/(AMBAC), 5.00%, 8/01/28	325,000	337,227
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance), 5.00%, 8/01/26	400,000	457,700

TOTAL EDUCATION		$1,454,228
FACILITIES - 5.4%
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B), 4.50%, 8/01/21	325,000	389,808
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	160,151
5.00%, 8/01/23	500,000	575,595

TOTAL FACILITIES		$1,125,554
GENERAL OBLIGATIONS - 16.2%
Arlington County, VA, Public Improvement, GO Unlimited Bonds, (State Aid Withholding)/(U. S. Treasury PRF 2/1/12 @ 100), 5.25%, 2/01/15	350,000	350,000
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited, 5.00%, 7/15/19	110,000	139,134
Henrico County, VA, GO Unlimited, Refunding Bonds, 5.00%, 7/15/19	500,000	635,685
Leesburg, VA, GO Unlimited, Refunding Revenue Bonds, (Series A), 5.00%, 1/15/24	500,000	621,640
Loudoun County, VA, GO Unlimited Bonds, (Series A), 5.00%, 7/01/25	400,000	492,864
Loudoun County, VA, GO Unlimited Bonds, (Series B), (State Aid Withholding), 5.25%, 12/01/14	500,000	567,415
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A), 5.00%, 3/01/19	100,000	118,180
Virginia Beach, Public Improvement, GO Unlimited Bonds, (Series B), 5.00%, 5/01/20	400,000	468,968

TOTAL GENERAL OBLIGATIONS		$3,393,886
GENERAL REVENUE - 4.7%
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (VA Pooled Funding Program)/(Moral Obligated), 5.00%, 11/01/30	500,000	589,280
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program), 4.00%, 11/01/21	350,000	398,276

TOTAL GENERAL REVENUE		$987,556
HIGHER EDUCATION - 7.0%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/14 @ 100), 5.35%, 4/01/29	250,000	274,638
Virginia College Building Authority, Educational Facilities, Refunding Revenue Bonds, (Series B), (University of Richmond, OBG), 5.00%, 3/01/21	250,000	318,175
Virginia College Building Authority, Educational Facilities, Revenue Bonds, (Series A), (Public Higher Education Funding Program), 5.00%, 9/01/23	200,000	237,854
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University), 5.25%, 1/01/31	500,000	636,530

TOTAL HIGHER EDUCATION		$1,467,197
MEDICAL - 17.4%
Albemarle County, VA, IDA, (Martha Jefferson Hospital), 5.25%, 10/01/15	650,000	692,614
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond), 4.63%, 1/01/19	200,000	203,290
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System), 5.25%, 8/15/19	500,000	586,365
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System), 5.00%, 8/15/23	250,000	309,620
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Revenue, Refunding Bonds, (Medicorp Health System), 5.25%, 6/15/19	250,000	293,317
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100), 5.60%, 11/15/30	5,000	5,213
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical), 5.60%, 11/15/30	495,000	499,306
Smyth County, VA, IDA, Hospital Refunding Revenue Bonds, (Mountain States Health Alliance), 5.00%, 7/01/15	400,000	432,476
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS), 5.13%, 2/15/18	110,000	130,280
Virginia Beach, Development Authority, Residential Care Facilities, (Westminster Canterbury), 5.38%, 11/01/32	500,000	502,230

TOTAL MEDICAL		$3,654,711
MULTI-FAMILY HOUSING - 2.4%
[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(FANNIE MAE), Mandatory Tender 11/01/19, 5.15%, 11/01/31	490,000	500,378
POLLUTION CONTROL - 2.7%
Southeastern Public Service Authority, VA, Prerefunded Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	255,000	285,993

Southeastern Public Service Authority, VA, Refunding Revenue Bonds, ETM, (AMBAC), 5.00%, 7/01/15	245,000	273,574

TOTAL POLLUTION CONTROL		$559,567
SINGLE FAMILY HSG - 2.5%
Virginia State, Housing Development Authority, Homeownership Mortgage Revenue Bonds, (Series B), (GO of Authority), 3.25%, 9/01/19	500,000	534,565
TOBACCO SETTLEMENT - 1.8%
Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.63%, (PRF 6/1/15 @ 100)	335,000	389,226
TRANSPORTATION - 6.8%
Richmond, VA, Metropolitan Authority Expressway, Refunding Revenue Bonds, (National-Reinsurance FGIC)
5.25%, 7/15/17	170,000	188,392
5.25%, 7/15/17	230,000	265,581
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement, Revenue Bonds, Anticipation Notes, 5.00%, 9/28/15	500,000	579,505
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC), 5.00%, 4/01/15	400,000	402,984

TOTAL TRANSPORTATION		$1,436,462
UTILITIES - 2.6%
Richmond, VA, Public Utility, Revenue Bonds, 5.00%, 1/15/28	470,000	545,397
WATER & SEWER - 14.0%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL), 5.80%, 1/01/16	375,000	417,169
Fairfax County, VA, Water Authority Revenue, Refunding Bonds, 5.00%, 4/01/21	100,000	122,987
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds, 5.00%, 5/01/24	550,000	665,571
Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	513,665
5.88%, 11/01/15	500,000	510,315
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance), 5.15%, 7/01/20	575,000	701,264

TOTAL WATER & SEWER		$2,930,971

TOTAL VIRGINIA		$19,636,374

TOTAL MUNICIPAL BONDS (COST $19,045,458)		$20,591,060
MONEY MARKET FUND - 1.3%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.00%	280,432	280,432

TOTAL MONEY MARKET FUND (COST $280,432)		$280,432

TOTAL INVESTMENTS - 99.4% (COST $19,325,890)		$20,871,492
OTHER ASSETS LESS LIABILITIES - 0.6%		130,087

TOTAL NET ASSETS - 100.0%		$21,001,579

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,545,602. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,545,602 and net unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$20,591,060	$—	$20,591,060
Money Market Fund	280,432	—	—	280,432

Total	$280,432	$20,591,060	$—	$20,871,492

MTB Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES - 0.6%
WHOLE LOAN - 0.6%
[1,6,7]Student Loan Marketing Association, Series 2011-A, Class A1, 1.29%, 2/15/12	656,174	650,163

TOTAL ASSET-BACKED SECURITIES (COST $656,175)		$650,163
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
COMMERCIAL MORTGAGE- BACKED SECURITIES (CMBS) - 2.8%
[6,7]American Tower Trust, Series 2007- 1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,080,816
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.81%, 5/12/39	987,475	1,009,662
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.54%, 6/15/38	1,000,000	1,072,436

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES (CMBS)		$3,162,914

WHOLE LOAN - 0.8%
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.07%, 2/25/12	1,197,324	930,649

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $4,281,531)		$4,093,563
CORPORATE BONDS - 69.5%
AUTO MANUFACTURERS - 0.5%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21	250,000	250,957
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, 4.50%, 4/15/15	250,000	258,888

TOTAL AUTO MANUFACTURERS		$509,845
AUTO PARTS & EQUIPMENT - 0.4%
[6,7]Delphi Corp., Company Guaranteed, 5.88%, 5/15/19	125,000	130,938
[6,7]Delphi Corp., Company Guaranteed, 6.13%, 5/15/21	50,000	53,000
Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14	250,000	253,924

TOTAL AUTO PARTS & EQUIPMENT		$437,862
BANKS - 14.3%
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	277,500
Bank of Montreal, Sr. Unsecured, MTN, 2.50%, 1/11/17	1,000,000	1,017,346
Bank of Nova Scotia, Sr. Notes, 1.85%, 1/12/15	1,500,000	1,529,406
1BB&T Corp., Sr. Unsecured, 1.25%, 4/28/12	1,000,000	997,714
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	532,464
BB&T Corp., Sr. Unsecured, MTN, 6.85%, 4/30/19	1,000,000	1,243,011
Capital One Financial Corp., Sr. Unsecured, 4.75%, 7/15/21	500,000	527,371
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	540,008
Citigroup, Inc., Sr. Unsecured, 4.45%, 1/10/17	250,000	261,368
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,000,000	1,035,232
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	850,000	897,221
Goldman Sachs Group, Inc., Sr. Unsecured, 5.75%, 1/24/22	1,000,000	1,036,403
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.46%, 2/15/12	1,000,000	688,087
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	750,000	795,212
Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	2,000,000	2,047,204
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	268,354
Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,040,756
U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	486,697	494,538
U.S. Bank N.A., Subordinated, BKNT, 6.30%, 2/04/14	305,000	335,336
US Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	509,582

TOTAL BANKS		$16,074,113
BEVERAGES - 3.9%
Anheuser-Busch Cos. LLC, Company Guaranteed, 5.05%, 10/15/16	2,000,000	2,307,015
Coca-Cola Co., Sr. Unsecured, 1.80%, 9/01/16	2,000,000	2,065,117

TOTAL BEVERAGES		$4,372,132
BIOTECHNOLOGY - 0.3%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	350,000	379,012
BUILDING MATERIALS - 0.9%
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,002,728
CHEMICALS - 1.5%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	1,000,000	1,139,700
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	525,710

TOTAL CHEMICALS		$1,665,410
COMMERCIAL SERVICES - 0.5%
Western Union Co., Sr. Unsecured, 3.65%, 8/22/18	500,000	516,365
COMPUTERS - 0.9%
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	517,274
Hewlett-Packard Co., Sr. Unsecured, 4.65%, 12/09/21	500,000	538,049

TOTAL COMPUTERS		$1,055,323
DIVERSIFIED FINANCIAL SERVICES - 10.0%
[6,7]Cantor Fitzgerald LP, Sr. Unsecured, 6.38%, 6/26/15	1,000,000	1,001,018
Charles Schwab Corp., Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,198,367
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	272,379
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	200,000	203,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	275,937
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	281,875
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,095,000
[6,7]FUEL Trust, Secured, 3.98%, 6/15/16	300,000	306,019
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	1,000,000	1,030,612
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	544,060
[6,7]Hyundai Capital America, Company Guaranteed, 4.00%, 6/08/17	250,000	252,788
John Deere Capital Corp., Sr. Unsecured, MTN, 5.50%, 4/13/17	2,000,000	2,382,144
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,052,007
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	1,022,672
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	309,458

TOTAL DIVERSIFIED FINANCIAL SERVICES		$11,227,336
ELECTRIC - 3.0%
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,020,790

Consolidated Edison Co. of New York, Inc., Series 06-C, Sr. Unsecured, 5.50%, 9/15/16	300,000	354,468
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	516,935
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	276,841
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	500,000	518,305
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	517,155
Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	125,000	129,076

TOTAL ELECTRIC		$3,333,570
ELECTRONICS - 1.4%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 2.25%, 8/15/16	1,500,000	1,561,269
ENERGY EQUIPMENT & SERVICES - 0.5%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	500,000	515,253
FOOD - 5.4%
Kellogg Co., Sr. Unsecured, 1.88%, 11/17/16	1,000,000	1,015,856
[1]Kraft Foods, Inc., Sr. Unsecured, 1.46%, 4/10/12	1,220,000	1,222,781
Kraft Foods, Inc., Sr. Unsecured, 4.13%, 2/09/16	1,500,000	1,635,502
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	272,150
Kroger Co., Sr. Unsecured, 2.20%, 1/15/17	250,000	253,397
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	598,706
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	547,537
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	517,936

TOTAL FOOD		$6,063,865
HOUSEHOLD PRODUCTS - 0.9%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,036,140
INSURANCE - 0.9%
[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	494,753
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	525,295

TOTAL INSURANCE		$1,020,048
LEISURE TIME - 0.4%
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 2.70%, 3/15/17	500,000	502,574
MEDIA - 4.9%
Comcast Corp., Company Guaranteed, 6.50%, 1/15/15	2,000,000	2,296,977
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	1,500,000	1,569,461
Time Warner Cable, Inc., Company Guaranteed, 4.00%, 9/01/21	500,000	522,326
Viacom, Inc., Sr. Unsecured, 4.38%, 9/15/14	500,000	535,967
Viacom, Inc., Sr. Unsecured, 3.88%, 12/15/21	500,000	527,469

TOTAL MEDIA		$5,452,200
METALS & MINING - 0.2%
Teck Resources Ltd., Company Guaranteed, 4.75%, 1/15/22	250,000	276,749
MISCELLANEOUS
MANUFACTURING - 0.4%
Tyco Electronics Group SA, Company Guaranteed, 3.50%, 2/03/22	500,000	498,035
OIL & GAS - 3.5%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	271,175
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	960,000	1,048,400
[6,7]Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	512,810
[1]Sempra Energy, Sr. Unsecured, 1.31%, 3/15/12	1,000,000	996,122
Transocean, Inc., Company Guaranteed, 5.05%, 12/15/16	1,000,000	1,071,519

TOTAL OIL & GAS		$3,900,026
OIL & GAS SERVICES - 0.6%
Weatherford International Ltd., Company Guaranteed, 6.00%, 3/15/18	600,000	684,633
PIPELINES - 2.2%
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	520,523
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	555,511
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	963,750
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	457,500

TOTAL PIPELINES		$2,497,284
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.4%
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,004,504
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	546,940
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	521,084
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	522,290
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	1,000,000	1,011,635
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	1,000,000	1,055,055
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	306,638

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$4,968,146
RETAIL - 0.2%
Yum! Brands, Inc., Sr. Unsecured, 3.75%, 11/01/21	250,000	258,255
SEMICONDUCTORS - 0.5%
Broadcom Corp., Sr. Unsecured, 2.70%, 11/01/18	500,000	515,707
SOFTWARE - 0.3%
Oracle Corp., Sr. Unsecured, 5.25%, 1/15/16	275,000	318,937
TELECOMMUNICATIONS - 3.5%
AT&T, Inc., Sr. Unsecured, 5.63%, 6/15/16	2,000,000	2,334,509
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	538,186
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	1,000,000	1,031,250

TOTAL TELECOMMUNICATIONS		$3,903,945
TRANSPORTATION - 3.1%
Canadian National Railway Co., Sr. Unsecured, 5.85%, 11/15/17	500,000	605,290
CSX Corp., Sr. Unsecured, 4.25%, 6/01/21	500,000	546,703
Ryder System, Inc., Sr. Unsecured, MTN, 6.00%, 3/01/13	500,000	526,124
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	1,500,000	1,798,503

TOTAL TRANSPORTATION		$3,476,620

TOTAL CORPORATE BONDS (COST $75,803,446)		$78,023,382
ENHANCED EQUIPMENT TRUST CERTIFICATES - 1.8%
AIRLINES - 1.8%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 7/31/21	499,261	486,155
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	231,715	256,914
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	438,623	491,806

Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	756,340	822,047

TOTAL AIRLINES		$2,056,922

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,915,728)		$2,056,922
GOVERNMENT AGENCY - 1.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.0%
[1]4.78%, 2/10/12	1,000,000	1,088,000

TOTAL GOVERNMENT AGENCY (COST $1,015,000)		$1,088,000
MORTGAGE-BACKED SECURITIES - 17.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 11.1%
Pool A18401, 6.00%, 2/01/34	148,980	165,298
Pool A93415, 4.00%, 8/01/40	5,353,714	5,650,539
Pool C90293, 7.50%, 9/01/19	234,703	271,718
Pool C90504, 6.50%, 12/01/21	97,381	109,214
Pool E76204, 5.50%, 4/01/14	910	957
Pool E83022, 6.00%, 4/01/16	42,909	46,563
Pool E92817, 5.00%, 12/01/17	361,592	388,485
Pool G11311, 5.00%, 10/01/17	215,313	231,327
Pool G12709, 5.00%, 7/01/22	2,261,229	2,440,715
Pool G13077, 5.50%, 4/01/23	2,933,110	3,179,980

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$12,484,796
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.0%
Pool 254240, 7.00%, 3/01/32	155,690	178,508
Pool 424286, 6.50%, 6/01/13	3,939	4,066
Pool 526062, 7.50%, 12/01/29	15,569	18,123
Pool 619054, 5.50%, 2/01/17	152,665	166,866
Pool 832365, 5.50%, 8/01/20	1,844,119	2,010,474
Pool 838741, 5.00%, 9/01/20	1,490,122	1,613,212
Pool 839291, 5.00%, 9/01/20	24,379	26,393
Pool AE2520, 3.00%, 1/01/26	2,625,757	2,742,821

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$6,760,463
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.6%
Pool 2616, 7.00%, 7/20/28	104,020	120,350
Pool 2701, 6.50%, 1/20/29	193,118	224,496
Pool 426727, 7.00%, 2/15/29	23,070	27,011
Pool 780825, 6.50%, 7/15/28	192,910	223,652
Pool 781231, 7.00%, 12/15/30	92,889	108,873

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$704,382

TOTAL MORTGAGE-BACKED SECURITIES (COST $18,893,329)		$19,949,641
U.S. TREASURY - 5.8%
INFLATION INDEXED BONDS - 1.3%
1.25%, 7/15/20	500,000	601,339
1.63%, 1/15/15	500,000	647,007
3.00%, 7/15/12	180,000	231,696

TOTAL INFLATION INDEXED BONDS		$1,480,042

U.S. TREASURY NOTE - 4.5%
0.13%, 4/15/16	1,500,000	1,592,344
0.75%, 9/15/13	650,000	655,738
0.88%, 1/31/17	1,000,000	1,008,594
1.00%, 5/15/14	30,000	30,520
2.00%, 4/30/16	235,000	249,577
2.00%, 11/15/21	1,500,000	1,527,891

TOTAL U.S. TREASURY NOTE		$5,064,664

TOTAL U.S. TREASURY (COST $6,387,757)		$6,544,706
MONEY MARKET FUND - 1.6%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.10%	1,758,875	1,758,875

TOTAL MONEY MARKET FUND (COST $1,758,875)		$1,758,875
REPURCHASE AGREEMENT - 0.0%**
Credit Suisse First Boston LLC, 0.18%, dated 01/31/12, due 02/01/12, repurchase price $32,281, collateralized by a U.S. Treasury Security 3.13%, maturing 11/15/41; total market value of $36,194.	32,281	32,281

TOTAL REPURCHASE AGREEMENT (COST $32,281)		$32,281

TOTAL INVESTMENTS - 101.6% (COST $110,744,122)		$114,197,533
OTHER LIABILITIES LESS ASSETS -(1.6%)		(1,819,106)

TOTAL NET ASSETS - 100.0%		$112,378,431

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,453,411. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,982,351 and net unrealized depreciation from investments for those securities having an excess of cost over value of $528,940.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$650,163	$—	$650,163
Collateralized Mortgage Obligations	—	4,093,563	—	4,093,563
Corporate Bonds	—	78,023,382	—	78,023,382
Enhanced Equipment Trust Certificates	—	2,056,922	—	2,056,922
Government Agency	—	1,088,000	—	1,088,000
Mortgage-Backed Securities	—	19,949,641	—	19,949,641
U.S. Treasury	—	6,544,706	—	6,544,706
Money Market Fund	1,758,875	—	—	1,758,875
Repurchase Agreements	—	32,281	—	32,281

Total	$1,758,875	$112,438,658	$—	$114,197,533

MTB Income Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Par Value	Value
ASSET-BACKED SECURITIES - 2.2%
FINANCIAL SERVICES - 1.9%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,006,256	1,007,383
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,273,714	1,398,415
Nissan Auto Lease Trust, Series 2011-A, Class A2A, 0.70%, 1/15/14	2,000,000	2,000,190

TOTAL FINANCIAL SERVICES		$4,405,988
WHOLE LOAN - 0.3%
[1,6,7]Student Loan Marketing Association, Series 2011-A, Class A1, 1.29%, 2/15/12	656,174	650,164

TOTAL ASSET-BACKED SECURITIES(COST $4,936,056)		$5,056,152
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.3%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 2.0%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,080,816
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	639,471	663,033
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.81%, 5/12/39	987,475	1,009,662
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.54%, 6/15/38	1,000,000	1,072,437
Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	667,316	681,997

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$4,507,945
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	8,785	10,007

WHOLE LOAN - 2.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 2.88%, 2/25/12	409,855	349,921
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 6/25/19	1,822,384	1,853,189
[1]Indymac INDA Mortgage Loan Trust Series 2005-AR1, Class 2A1, 5.07%, 2/25/12	1,197,325	930,649
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8, 4.75%, 11/25/18	47,866	47,875
WaMu Mortgage Pass-Through Certificates, Series 2004-CB1, Class 1A, 5.25%, 6/25/19	2,082,597	2,125,704

TOTAL WHOLE LOAN		$5,307,338
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,833,378)		$9,825,290
CORPORATE BONDS - 56.7%
AEROSPACE & DEFENSE - 0.5%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 6.38%, 6/01/19	500,000	566,050
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	500,000	516,866

TOTAL AEROSPACE & DEFENSE		$1,082,916
APPAREL - 0.1%
Hanesbrands, Inc., Company Guaranteed, 6.38%, 12/15/20	100,000	104,625
AUTO MANUFACTURERS - 0.1%
[6,7]Daimler Finance North America LLC, Company Guaranteed, 3.88%, 9/15/21	250,000	250,957
AUTO PARTS & EQUIPMENT - 0.2%
[6,7]Delphi Corp., Company Guaranteed, 5.88%, 5/15/19	125,000	130,938
[6,7]Delphi Corp., Company Guaranteed, 6.13%, 5/15/21	50,000	53,000
Johnson Controls, Inc., Sr. Unsecured, 1.75%, 3/01/14	250,000	253,924

TOTAL AUTO PARTS & EQUIPMENT		$437,862
BANKS - 13.1%
Ally Financial, Inc., Company Guaranteed, 6.25%, 12/01/17	1,500,000	1,552,500
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	277,500
Bank of America Corp., Sr. Unsecured, 6.50%, 8/01/16	1,250,000	1,341,211
Bank of Montreal, Sr. Unsecured, MTN, 2.50%, 1/11/17	1,000,000	1,017,346
[6,7]Bank of New York Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,526,250
Bank of New York Mellon Corp., Sr. Unsecured, MTN, 2.30%, 7/28/16	1,000,000	1,028,969
Bank of Nova Scotia, Sr. Notes, 1.85%, 1/12/15	1,500,000	1,529,406
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	512,243
BB&T Corp., Sr. Unsecured, MTN, 3.20%, 3/15/16	500,000	532,464
BB&T Corp., Sr. Unsecured, MTN, 6.85%, 4/30/19	905,000	1,124,925
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	278,840
Capital One Financial Corp., Sr. Unsecured, 4.75%, 7/15/21	500,000	527,371
Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,039,645
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	540,008
Citigroup, Inc., Sr. Unsecured, 4.45%, 1/10/17	250,000	261,368
Citigroup, Inc., Unsecured, 8.50%, 5/22/19	1,000,000	1,228,495
Comerica, Inc., Sr. Unsecured, 3.00%, 9/16/15	1,300,000	1,345,801
Credit Suisse, Sr. Unsecured, 5.50%, 5/01/14	1,000,000	1,067,439
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	268,319
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	506,784
Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	1,200,000	1,266,665
Goldman Sachs Group, Inc., Sr. Unsecured, 5.75%, 1/24/22	1,000,000	1,036,403
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	500,000	520,277
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	505,425
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	519,310
JPMorgan Chase & Co., Sr. Unsecured, 4.25%, 10/15/20	500,000	510,145
JPMorgan Chase Capital XVIII, Series R, Limited Guarantee, 6.95%, 8/17/36	1,000,000	1,021,507
1JPMorgan Chase Capital XXIII, Limited Guarantee, 1.46%, 2/15/12	1,000,000	688,087
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	1,000,000	1,060,282
PNC Bank N.A., Subordinated, BKNT, 6.88%, 4/01/18	500,000	588,994
[12]Royal Bank of Canada, Sr. Notes, MTN, 2.30%, 7/20/16	1,500,000	1,535,403
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	268,354

Toronto-Dominion Bank, Sr. Unsecured, 2.50%, 7/14/16	1,000,000	1,040,756
U.S. Bancorp, Jr. Subordinated, 3.44%, 2/01/16	1,000,000	1,041,315
U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	324,465	329,692
US Bancorp, Sr. Unsecured, MTN, 2.20%, 11/15/16	500,000	509,582
Wells Fargo & Co., Sr. Unsecured, 3.68%, 6/15/16	500,000	532,567

TOTAL BANKS		$30,481,648
BEVERAGES - 0.9%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	1,000,000	1,186,940
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.60%, 1/15/19	500,000	505,398
PepsiCo, Inc., Sr. Unsecured, 3.00%, 8/25/21	500,000	526,334

TOTAL BEVERAGES		$2,218,672
BIOTECHNOLOGY - 0.4%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	800,000	866,314
BUILDING MATERIALS - 0.6%
CRH America, Inc., Company Guaranteed, 5.75%, 1/15/21	500,000	519,449
Masco Corp., Sr. Unsecured, 4.80%, 6/15/15	1,000,000	1,002,728

TOTAL BUILDING MATERIALS		$1,522,177
CAPITAL MARKETS - 1.0%
Morgan Stanley, Series G, Sr. Unsecured, GMTN, 5.50%, 1/26/20	1,500,000	1,484,365
Morgan Stanley, Sr. Unsecured, 5.75%, 1/25/21	1,000,000	999,398

TOTAL CAPITAL MARKETS		$2,483,763
CHEMICALS - 0.7%
Dow Chemical Co., Sr. Unsecured, 4.13%, 11/15/21	500,000	525,710
Dow Chemical Co., Sr. Unsecured, 5.25%, 11/15/41	500,000	546,281
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	581,561

TOTAL CHEMICALS		$1,653,552
COMMERCIAL SERVICES - 0.5%
Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/01/19	500,000	588,981
Western Union Co., Sr. Unsecured, 3.65%, 8/22/18	500,000	516,365

TOTAL COMMERCIAL SERVICES		$1,105,346
COMPUTERS - 0.8%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	275,000	286,557
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	503,706
Hewlett-Packard Co., Sr. Unsecured, 3.00%, 9/15/16	500,000	517,274
Hewlett-Packard Co., Sr. Unsecured, 4.65%, 12/09/21	500,000	538,049

TOTAL COMPUTERS		$1,845,586
DIVERSIFIED FINANCIAL SERVICES - 7.3%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,090,268
[6,7]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,194,755
[6,7]Cantor Fitzgerald LP, Sr. Unsecured, 6.38%, 6/26/15	1,000,000	1,001,018
Charles Schwab Corp., Sr. Unsecured, MTN, 6.38%, 9/01/17	1,000,000	1,198,367
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	272,379
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	1,092,564
Ford Motor Credit Co. LLC, Sr. Unsecured, 3.88%, 1/15/15	400,000	406,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	275,938
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	281,875
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.75%, 2/01/21	500,000	548,750
Ford Motor Credit Co. LLC, Sr. Unsecured, 5.88%, 8/02/21	1,000,000	1,095,000
[6,7]FUEL Trust, Secured, 3.98%, 6/15/16	300,000	306,019
General Electric Capital Corp., Sr. Unsecured, 2.90%, 1/09/17	1,000,000	1,030,612
General Electric Capital Corp., Subordinated, 5.30%, 2/11/21	250,000	272,513
General Electric Capital Corp., Sr. Unsecured, MTN, 4.65%, 10/17/21	1,000,000	1,060,203
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	544,060
[6,7]Hyundai Capital America, Company Guaranteed, 4.00%, 6/08/17	250,000	252,788
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,152,875
MBNA Capital, Series A, Limited Guarantee, 8.28%, 12/01/26	1,000,000	995,000
Raymond James Financial, Inc., Sr. Unsecured, 4.25%, 4/15/16	1,000,000	1,052,007
SLM Corp., Series A, Sr. Unsecured, MTNA, 5.00%, 10/01/13	1,000,000	1,022,672
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	400,000	412,610
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	507,430

TOTAL DIVERSIFIED FINANCIAL SERVICES		$17,065,703
ELECTRIC - 1.9%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 6.85%, 6/01/15	1,250,000	1,430,408
Commonwealth Edison Co., 1st Mortgage, 1.95%, 9/01/16	1,000,000	1,020,790
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	284,378
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	276,842
Entergy Corp., Sr. Unsecured, 4.70%, 1/15/17	500,000	518,305
Florida Power Corp., 1st Mortgage, 3.10%, 8/15/21	500,000	517,155
Pacific Gas & Electric Co., Sr. Unsecured, 3.25%, 9/15/21	125,000	129,076
Wisconsin Electric Power Co., Sr. Unsecured, 2.95%, 9/15/21	250,000	257,829

TOTAL ELECTRIC		$4,434,783
ELECTRONICS - 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 4.50%, 3/01/21	250,000	283,859
ENERGY EQUIPMENT & SERVICES - 0.7%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,545,759
FOOD - 1.8%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	250,000	300,526
Kellogg Co., Sr. Unsecured, 1.88%, 11/17/16	1,000,000	1,015,856
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	272,150
Kroger Co., Sr. Unsecured, 2.20%, 1/15/17	250,000	253,397
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	676,037
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	598,706
McCormick & Co., Inc., Sr. Unsecured, 3.90%, 7/15/21	500,000	547,537
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	517,936

TOTAL FOOD		$4,182,145
HEALTHCARE PROVIDERS & SERVICES - 0.2%
Quest Diagnostics, Inc., Company Guaranteed, 4.70%, 4/01/21	500,000	550,851
HOME BUILDERS - 0.2%
Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	498,750

HOUSEHOLD PRODUCTS - 0.5%
Tupperware Brands Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,036,140
INSURANCE - 2.5%
CNA Financial Corp., Sr. Unsecured, 5.75%, 8/15/21	1,000,000	1,056,673
[6,7]Liberty Mutual Group, Inc., Company Guaranteed, 5.00%, 6/01/21	500,000	494,753
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	556,209
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	508,175
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	525,295
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	552,338
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,084,044
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.00%, 5/12/16	1,000,000	1,028,942

TOTAL INSURANCE		$5,806,429
INTERNET - 0.2% eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	511,185
IRON/STEEL - 0.6%
[12]ArcelorMittal, Sr. Unsecured, 5.50%, 3/01/21	500,000	489,882
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	1,000,000	1,005,598

TOTAL IRON/STEEL		$1,495,480
LEISURE TIME - 0.2%
[6,7]Harley-Davidson Financial Services, Inc., Company Guaranteed, 2.70%, 3/15/17	500,000	502,575
MACHINERY - 0.3%
Caterpillar, Inc., Sr. Unsecured, 5.20%, 5/27/41	500,000	602,537
MEDIA - 3.4%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,164,238
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,500,000	1,776,112
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 3.50%, 3/01/16	500,000	523,154
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,150,440
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 6.00%, 8/15/40	500,000	560,806
Time Warner Cable, Inc., Company Guaranteed, 4.00%, 9/01/21	500,000	522,326
Time Warner Cable, Inc., Company Guaranteed, 5.50%, 9/01/41	500,000	541,666
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,148,957
Viacom, Inc., Sr. Unsecured, 3.88%, 12/15/21	500,000	527,469

TOTAL MEDIA		$7,915,168
METALS & MINING - 0.9%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	1,045,809
Teck Resources Ltd., Company Guaranteed, 4.75%, 1/15/22	250,000	276,749
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	800,000	821,871

TOTAL METALS & MINING		$2,144,429
MISCELLANEOUS MANUFACTURING - 0.6%
GE Capital Trust I, Limited Guarantee, 6.38%, 11/15/67	1,000,000	1,000,000
Tyco Electronics Group SA, Company Guaranteed, 3.50%, 2/03/22	500,000	498,035

TOTAL MISCELLANEOUS MANUFACTURING		$1,498,035
MULTI-UTILITIES - 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	587,866
OFFICE/BUSINESS EQUIPMENT - 1.3%
Steelcase, Inc., Sr. Unsecured, 6.38%, 2/15/21	500,000	522,084
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,273,411
Xerox Corp., Sr. Unsecured, 4.50%, 5/15/21	250,000	257,150

TOTAL OFFICE/BUSINESS EQUIPMENT		$3,052,645
OIL & GAS - 2.9%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	271,175
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,092,083
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,062,500
[6,7]Nabors Industries, Inc., Company Guaranteed, 4.63%, 9/15/21	500,000	512,810
Petrobras International Finance Co. - Pifco, Company Guaranteed, 6.75%, 1/27/41	250,000	286,006
[1]Sempra Energy, Sr. Unsecured, 1.31%, 3/15/12	1,000,000	996,122
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	593,742
Transocean, Inc., Company Guaranteed, 5.05%, 12/15/16	1,000,000	1,071,519
Valero Energy Corp., Company Guaranteed, 10.50%, 3/15/39	500,000	733,426

TOTAL OIL & GAS		$6,619,383
OIL & GAS FIELD SERVICES - 0.6%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,308,086
PIPELINES - 1.3%
Enterprise Products Operating LLC, Company Guaranteed, 4.05%, 2/15/22	500,000	520,523
Enterprise Products Operating LLC, Company Guaranteed, 5.70%, 2/15/42	500,000	554,087
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	555,511
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	963,750
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	457,500

TOTAL PIPELINES		$3,051,371
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.0%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.95%, 1/15/21	250,000	255,052
BioMed Realty LP, Company Guaranteed, 3.85%, 4/15/16	1,000,000	1,004,504
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	717,447
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,165,668
Boston Properties LP, Sr. Unsecured, 4.13%, 5/15/21	250,000	264,568
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	546,940
Commonwealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	521,084
Digital Realty Trust LP, Company Guaranteed, 5.25%, 3/15/21	500,000	522,290
Health Care REIT, Inc., Sr. Unsecured, 4.95%, 1/15/21	1,000,000	1,032,714
Health Care REIT, Inc., Sr. Unsecured, 5.25%, 1/15/22	250,000	263,104
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	306,638
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	589,930
Ventas Realty LP / Ventas Capital Corp., Company Guaranteed, 4.75%, 6/01/21	1,000,000	1,034,590

Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,050,664

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$9,275,193
RETAIL - 1.5%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	500,000	592,995
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	565,995
Target Corp., Sr. Unsecured, 2.90%, 1/15/22	1,400,000	1,422,965
Wal-Mart Stores, Inc., Sr. Unsecured, 5.63%, 4/15/41	500,000	631,557
Yum! Brands, Inc., Sr. Unsecured, 3.75%, 11/01/21	250,000	258,255

TOTAL RETAIL		$3,471,767
SEMICONDUCTORS - 0.9%
Applied Materials, Inc., Sr. Unsecured, 5.85%, 6/15/41	1,250,000	1,463,828
Broadcom Corp., Sr. Unsecured, 2.70%, 11/01/18	500,000	515,707
Texas Instruments, Inc., Sr. Unsecured, 2.38%, 5/16/16	250,000	263,877

TOTAL SEMICONDUCTORS		$2,243,412
TELECOMMUNICATIONS - 2.3%
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	1,000,000	1,105,152
AT&T, Inc., Sr. Unsecured, 3.88%, 8/15/21	500,000	538,186
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	2,062,500
Verizon Communications, Inc., Sr. Unsecured, 3.00%, 4/01/16	1,000,000	1,065,878
Verizon Communications, Inc., Sr. Unsecured, 4.60%, 4/01/21	500,000	567,079

TOTAL TELECOMMUNICATIONS		$5,338,795
TRANSPORTATION - 1.2%
CSX Corp., Sr. Unsecured, 4.75%, 5/30/42	250,000	263,627
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	304,226
Ryder System, Inc., Sr. Unsecured, MTN, 6.00%, 3/01/13	665,000	699,745
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,079,102
Union Pacific Corp., Sr. Unsecured, 4.75%, 9/15/41	500,000	548,798

TOTAL TRANSPORTATION		$2,895,498

TOTAL CORPORATE BONDS (COST $124,257,601)		$131,971,262
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.9%
AIRLINES - 0.9%
American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 7/31/21	499,261	486,155
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	231,715	256,914
Delta Air Lines, Inc., Series A, Pass-Through Certificates, 7.75%, 12/17/19	438,623	491,806
Delta Air Lines, Inc., Series 071A, Pass-Through Certificates, 6.82%, 8/10/22	378,170	411,024
United Air Lines, Inc., Series 09-2, Pass-Through Certificates, 9.75%, 1/15/17	417,443	472,754

TOTAL AIRLINES		$2,118,653

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $1,965,211)		$2,118,653
MORTGAGE-BACKED SECURITIES - 25.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 21.2%
Pool A13990, 4.50%, 10/01/33	205,177	220,282
Pool A83578, 5.00%, 12/01/38	294,531	317,081
Pool A93415, 4.00%, 8/01/40	10,898,633	11,502,882
Pool A93505, 4.50%, 8/01/40	7,613,764	8,107,667
Pool A97047, 4.50%, 2/01/41	7,584,844	8,076,871
Pool B17616, 5.50%, 1/01/20	239,475	259,930
Pool C00478, 8.50%, 9/01/26	32,357	38,084
Pool C01272, 6.00%, 12/01/31	133,529	148,488
Pool E00560, 6.00%, 7/01/13	24,966	25,922
Pool G02296, 5.00%, 6/01/36	1,474,163	1,587,489
Pool G02976, 5.50%, 6/01/37	1,042,402	1,131,984
Pool G02988, 6.00%, 5/01/37	948,100	1,044,244
Pool G03703, 5.50%, 12/01/37	495,891	538,506
Pool G04776, 5.50%, 7/01/38	731,849	794,284
Pool G06222, 4.00%, 1/01/41	7,114,721	7,509,180
Pool G12709, 5.00%, 7/01/22	347,498	375,081
Pool Q01443, 4.50%, 6/01/41	7,041,310	7,498,079

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$49,176,054
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.4%
Pool 254007, 6.50%, 10/01/31	64,680	73,409
Pool 254759, 4.50%, 6/01/18	318,426	341,313
Pool 329794, 7.00%, 2/01/26	62,446	71,754
Pool 398162, 6.50%, 1/01/28	23,755	26,946
Pool 402255, 6.50%, 12/01/27	7,972	8,989
Pool 535939, 6.00%, 5/01/16	105,357	114,647
Pool 638023, 6.50%, 4/01/32	146,619	166,680
Pool 642345, 6.50%, 5/01/32	174,715	198,292
Pool 651292, 6.50%, 7/01/32	243,280	275,959
Pool 686398, 6.00%, 3/01/33	335,867	373,809
Pool 688987, 6.00%, 5/01/33	541,874	603,089
Pool 695818, 5.00%, 4/01/18	405,722	437,714
Pool 889982, 5.50%, 11/01/38	1,346,815	1,467,046
Pool 975207, 5.00%, 3/01/23	334,827	361,648
Pool AB1796, 3.50%, 11/01/40	2,845,348	2,958,569
Pool AE2520, 3.00%, 1/01/26	2,625,757	2,742,822

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,222,686
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
Pool 2077, 7.00%, 9/20/25	26,245	30,256
Pool 354677, 7.50%, 10/15/23	64,069	74,736
Pool 354713, 7.50%, 12/15/23	36,578	42,816
Pool 354765, 7.00%, 2/15/24	75,435	87,730
Pool 354827, 7.00%, 5/15/24	78,469	91,259
Pool 360869, 7.50%, 5/15/24	32,189	37,678
Pool 361843, 7.50%, 10/15/24	59,464	69,604
Pool 373335, 7.50%, 5/15/22	25,335	29,462
Pool 385623, 7.00%, 5/15/24	70,345	81,811
Pool 503405, 6.50%, 4/15/29	97,002	112,460

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$657,812

TOTAL MORTGAGE-BACKED SECURITIES (COST $57,939,490)		$60,056,552
U.S. TREASURY - 7.2%
INFLATION INDEXED BONDS - 1.6%
1.13%, 1/15/21	3,000,000	3,551,439
2.00%, 1/15/14	100,000	130,901

TOTAL INFLATION INDEXED BONDS		$3,682,340

U.S. TREASURY BOND - 0.8%
3.75%, 8/15/41	500,000	582,891
4.25%, 11/15/40	500,000	633,125
4.38%, 5/15/41	500,000	646,250

TOTAL U.S. TREASURY BOND		$1,862,266

U.S. TREASURY NOTE - 4.8%
0.13%, 4/15/16	500,000	530,781
0.75%, 6/15/14	500,000	506,016
0.88%, 1/31/17	2,000,000	2,017,187
1.25%, 9/30/15	1,000,000	1,030,469
1.75%, 7/31/15	500,000	523,828
2.00%, 11/15/21	2,000,000	2,037,187
2.13%, 8/15/21	250,000	258,320
2.25%, 1/31/15	1,000,000	1,057,969
2.25%, 3/31/16	1,250,000	1,339,844
2.50%, 4/30/15	1,000,000	1,069,844

2.63%, 7/31/14	700,000	741,234

TOTAL U.S. TREASURY NOTE		$11,112,679

TOTAL U.S. TREASURY (COST $15,615,501)		$16,657,285
MONEY MARKET FUND - 0.7%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.10%	1,636,566	1,636,566

TOTAL MONEY MARKET FUND (COST $1,636,566)		$1,636,566
REPURCHASE AGREEMENT - 2.4%
Credit Suisse First Boston LLC, 0.18%, dated 01/31/12, due 02/01/12, repurchase price $5,571,957, collateralized by a U.S. Treasury Security 3.13%, maturing 11/15/41; total market value of $5,687,608.	5,571,929	5,571,929

TOTAL REPURCHASE AGREEMENT (COST $5,571,929)		$5,571,929

TOTAL INVESTMENTS IN SECURITIES - 100.3% (COST $221,755,732)		$232,893,689

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.5%
REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $1,020,000.	1,000,000	1,000,000
Morgan Stanley & Co., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $224,988, collateralized by U.S. Government Securities 0.00% to 5.76%, maturing 08/01/35 to 02/01/42; total market value of $229,518.	224,987	224,987

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,224,987)		$1,224,987

TOTAL INVESTMENTS - 100.8% (COST $222,980,719)		$234,118,676
COLLATERAL FOR SECURITIES ON LOAN - (0.5%)		(1,224,987)
OTHER LIABILITIES LESS ASSETS - (0.3%)		(734,940)

TOTAL NET ASSETS - 100.0%		$232,158,749

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $11,137,957. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $11,896,960 and net unrealized depreciation from investments for those securities having an excess of cost over value of $759,003.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$5,056,152	$—	$5,056,152
Collateralized Mortgage Obligations	—	9,825,290	—	9,825,290
Corporate Bonds	—	131,971,262	—	131,971,262
Enhanced Equipment Trust Certificates	—	2,118,653	—	2,118,653
Mortgage-Backed Securities	—	60,056,552	—	60,056,552
U.S. Treasury	—	16,657,285	—	16,657,285
Money Market Fund	1,636,566	—	—	1,636,566
Repurchase Agreements	—	6,796,916	—	6,796,916

Total	$1,636,566	$232,482,110	$—	$234,118,676

MTB Strategic Allocation Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS - 67.4%
DEBT FUNDS - 9.8%
Artio Global High Income Fund LLC	73,208	$699,138
Dreyfus International Bond Fund	116,064	1,952,203
MFS Emerging Markets Debt Fund	93,843	1,389,822
RidgeWorth Seix Floating Rate High Income Fund	308,115	2,705,246

TOTAL DEBT FUNDS		$6,746,409
EQUITY FUNDS - 57.6%
Alpine International Real Estate Equity Fund	53,805	1,079,336
Guinness Atkinson Funds - China & Hong Kong Fund	19,828	584,341
Guinness Atkinson Funds - Global Energy Fund	45,828	1,245,137
Harbor International Fund	26,345	1,489,303
iShares Russell 1000 Value Index Fund	32,411	2,136,209
Lazard Emerging Markets Equity Portfolio	129,200	2,421,209
LSV Value Equity Fund	264,199	3,608,962
Mainstay Epoch Global Equity Yield Fund	59,094	903,542
9MTB International Equity Fund	923,629	7,666,120
9MTB Large Cap Growth Fund	701,093	5,980,327
9MTB Large Cap Value Fund	398,601	4,165,380
9MTB Mid Cap Growth Fund	168,780	2,518,195
9MTB Small Cap Growth Fund	115,131	1,898,512
RS Global Natural Resources Fund	40,959	1,509,732
SPDR S&P Dividend ETF	42,624	2,337,074

TOTAL EQUITY FUNDS		$39,543,379

TOTAL MUTUAL FUNDS (COST $40,470,383)		$46,289,788

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	2,928	3,335
WHOLE LOAN - 0.2%
[1]Banc of America Mortgage Securities, Inc.,Series 2004-A, Class 2A1, 2.88%, 2/25/12	82,561	70,488
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.07%, 2/25/12	59,866	46,532
[14]Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	10,878	10,881

TOTAL WHOLE LOAN		127,901

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $155,841)		$131,236
CORPORATE BONDS - 6.7%
AGRICULTURE - 0.4%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	200,000	248,910
BANKS - 1.6%
[1,14]BankBoston Capital Trust III, Limited Guarantee, 1.30%, 3/15/12	170,000	120,727
14BB&T Corp., Subordinated, 4.75%, 10/01/12	150,000	153,673
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	111,536
[14]Fifth Third Bancorp, Sr. Unsecured, 6.25%, 5/01/13	100,000	105,555
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	100,000	104,055
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	100,000	101,353
KeyCorp, Sr. Unsecured, MTN, 6.50%, 5/14/13	100,000	106,028
Morgan Stanley, Sr. Unsecured, MTN, 5.63%, 9/23/19	80,000	79,857
PNC Funding Corp., Bank Guaranteed, 4.25%, 9/21/15	75,000	82,132
[1,14]SunTrust Capital III, Limited Guarantee, 1.20%, 3/15/12	152,000	96,007
14U.S. Bank N.A., Sr. Unsecured, MTN, 5.92%, 5/25/12	64,893	65,938

TOTAL BANKS		1,126,861
BIOTECHNOLOGY - 0.1%
Gilead Sciences, Inc., Sr. Unsecured, 4.40%, 12/01/21	60,000	64,973
CHEMICALS - 0.2%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	140,000	159,558
COMPUTERS - 0.4%
Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	200,000	208,405
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	85,565

TOTAL COMPUTERS		293,970
DIVERSIFIED FINANCIAL SERVICES - 1.0%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	109,027
Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 1.38%, 5/20/14	200,000	203,113
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	220,566
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	109,256

TOTAL DIVERSIFIED FINANCIAL SERVICES		641,962
ELECTRONICS - 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsecured, 3.25%, 11/20/14	150,000	160,052
FOOD - 0.5%
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	108,860
[6,7,14]WM Wrigley Jr. Co., Secured, 2.45%, 6/28/12	200,000	200,657

TOTAL FOOD		309,517
MEDIA - 0.1%
Viacom, Inc., Sr. Unsecured, 2.50%, 12/15/16	60,000	61,579
METALS & MINING - 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	83,665
OFFICE/BUSINESS EQUIPMENT - 0.2%
Xerox Corp., Sr. Unsecured, 5.63%, 12/15/19	100,000	109,752
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.1%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	113,916
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	116,567
Commonwealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	109,388
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	108,250
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	111,126
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	105,159
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	117,986

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		782,392
RETAIL - 0.6%
CVS Caremark Corp., Sr. Unsecured, 5.75%, 6/01/17	100,000	118,599
Target Corp., Sr. Unsecured, 2.90%, 1/15/22	160,000	162,625
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	114,026

TOTAL RETAIL		395,250
TELECOMMUNICATIONS - 0.2%
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	150,000	165,773

TOTAL CORPORATE BONDS (COST $4,462,532)		$4,604,214
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.2%
AIRLINES - 0.2%
Continental Airlines, Inc., Series A, Pass-Through Certificates, 7.25%, 11/10/19	134,656	147,976

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $134,551)		$147,976

MORTGAGE-BACKED SECURITIES - 7.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.3%
Pool A15865, 5.50%, 11/01/33	152,154	165,800
Pool A19412, 5.00%, 3/01/34	278,201	299,848
Pool A86166, 4.50%, 5/01/39	306,612	326,502
Pool C00478, 8.50%, 9/01/26	3,595	4,232
Pool G05774, 5.00%, 1/01/40	736,894	793,773

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		1,590,155
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.5%
Pool 533246, 7.50%, 4/01/30	33,810	39,399
Pool 889982, 5.50%, 11/01/38	744,789	811,277
Pool 932752, 5.00%, 4/01/40	130,389	140,970
Pool AA7692, 4.50%, 6/01/39	273,489	292,697
Pool AB3417, 4.00%, 8/01/41	769,774	814,817
Pool AB4089, 3.00%, 12/01/26	312,248	325,974
Pool AJ4050, 4.00%, 10/01/41	310,134	328,378
Pool MA0563, 4.00%, 11/01/30	267,099	284,231

TOTAL FEDERAL NATIONAL MORTAGE ASSOCIATION (FNMA)		3,037,743
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.2%
Pool 354677, 7.50%, 10/15/23	40,281	46,988
Pool 354765, 7.00%, 2/15/24	43,048	50,065
Pool 354827, 7.00%, 5/15/24	47,082	54,756

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		151,809

TOTAL MORTGAGE-BACKED SECURITIES (COST $4,633,856)		$4,779,707
U.S. TREASURY - 9.0%
U.S. TREASURY BOND - 1.5%
4.75%, 2/15/37	96,000	129,855
4.38%, 5/15/40	700,000	903,328

TOTAL U.S. TREASURY BOND		$1,033,183
U.S. TREASURY INFLATION INDEXED NOTE - 1.2%
1.13%, 1/15/21	680,000	804,993
U.S. TREASURY NOTE - 6.3%
3.13%, 4/30/13	200,000	207,359
4.00%, 2/15/14	40,000	43,069
0.25%, 12/15/14	600,000	599,438
2.13%, 5/31/15	1,100,000	1,164,797
4.50%, 2/15/16	200,000	232,063
1.75%, 5/31/16	100,000	105,156
0.88%, 1/31/17	150,000	151,289
4.50%, 5/15/17	200,000	238,594
1.88%, 8/31/17	500,000	527,422
3.38%, 11/15/19	300,000	344,531
3.50%, 5/15/20	200,000	231,938
2.00%, 11/15/21	500,000	509,297

TOTAL U.S. TREASURY NOTE		$4,354,953

TOTAL U.S. TREASURY (COST $5,635,267)		$6,193,129
MONEY MARKET FUND - 9.5%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	6,536,002	6,536,002

TOTAL MONEY MARKET FUND (COST $6,536,002)		$6,536,002

TOTAL INVESTMENTS - 100.0% (COST $62,028,432)		$68,682,052
OTHER LIABILITIES LESS ASSETS - (0.0%)**		(13,439)

TOTAL NET ASSETS - 100.0%		$68,668,613

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $6,653,620. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $7,206,123 and net unrealized depreciation from investments for those securities having an excess of cost over value of $552,503.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$46,289,788	$—	$—	$46,289,788
Collateralized Mortgage Obligations	—	131,236	—	131,236
Corporate Bonds	—	4,604,214	—	4,604,214
Enhanced Equipment Trust Certificates	—	147,976	—	147,976
Mortgage-Backed Securities	—	4,779,707	—	4,779,707
U.S. Treasury	—	6,193,129	—	6,193,129
Money Market Fund	6,536,002	—	—	6,536,002

Total	$52,825,790	$15,856,262	$—	$68,682,052

MTB Large Cap Value Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.1%

AEROSPACE & DEFENSE - 2.0%
Raytheon Co.	58,000	$2,783,420

AUTO MANUFACTURERS - 3.9%
*General Motors Co.	115,700	2,779,114
PACCAR, Inc.	63,000	2,784,600

TOTAL AUTO MANUFACTURERS		$5,563,714

BANKS - 6.0%
Citigroup, Inc.	144,330	4,433,817
Wells Fargo & Co.	141,700	4,139,057

TOTAL BANKS		$8,572,874
DIVERSIFIED FINANCIAL SERVICES - 4.6%
Goldman Sachs Group, Inc.	32,100	3,578,187
JPMorgan Chase & Co.	77,900	2,905,670

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,483,857

ELECTRIC - 0.8%
NRG Energy, Inc.	71,400	1,205,232

INSURANCE - 17.3%
AON Corp.	82,000	3,971,260
*Genworth Financial, Inc.	356,800	2,750,928
Hartford Financial Services Group, Inc.	231,900	4,062,888
Lincoln National Corp.	75,900	1,634,886
Loews Corp.	93,746	3,497,663
MetLife, Inc.	135,700	4,794,281
Unum Group	173,200	3,954,156

TOTAL INSURANCE		$24,666,062

MEDIA - 6.7%
Time Warner, Inc.	96,100	3,561,466
Viacom, Inc.	127,900	6,016,416

TOTAL MEDIA		$9,577,882

METALS & MINING - 7.4%
AngloGold Ashanti Ltd. ADR	131,899	6,040,974
Newmont Mining Corp.	73,035	4,490,192

TOTAL METALS & MINING		$10,531,166
MISCELLANEOUS MANUFACTURING - 1.8%
Ingersoll-Rand PLC	72,950	2,548,873

OFFICE/BUSINESS EQUIPMENT - 1.2%
[12]Pitney Bowes, Inc.	92,410	1,753,018

OIL & GAS - 14.3%
Apache Corp.	68,050	6,728,784
Canadian Natural Resources Ltd.	93,000	3,683,730
Noble Energy, Inc.	32,900	3,312,043
Occidental Petroleum Corp.	21,200	2,115,124
Talisman Energy, Inc.	376,000	4,481,920

TOTAL OIL & GAS		$20,321,601

OIL & GAS SERVICES - 1.1%
Halliburton Co.	40,600	1,493,268

PHARMACEUTICALS - 12.8%
Merck & Co., Inc.	62,600	2,395,076
Pfizer, Inc.	329,500	7,051,300
Sanofi-Aventis SA ADR	150,300	5,580,639
Teva Pharmaceutical Industries Ltd. ADR	72,100	3,253,873

TOTAL PHARMACEUTICALS		$18,280,888

RETAIL - 2.4%
CVS Caremark Corp.	81,200	3,390,100

SOFTWARE - 7.8%
CA, Inc.	295,800	7,625,724
Microsoft Corp.	118,900	3,511,117

TOTAL SOFTWARE		$11,136,841

TELECOMMUNICATIONS - 5.1%
Cisco Systems, Inc.	224,300	4,403,009
Motorola Solutions, Inc.	60,485	2,807,109

TOTAL TELECOMMUNICATIONS		$7,210,118

TOBACCO - 1.4%
Philip Morris International, Inc.	27,200	2,033,744

TRANSPORTATION - 2.5%
Union Pacific Corp.	30,700	3,509,317

TOTAL COMMON STOCKS (COST $125,983,635)		$141,061,975

TOTAL INVESTMENTS IN SECURITIES - 99.1% (COST $125,983,635)		$141,061,975

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.3%
REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $1,020,000.	$1,000,000	1,000,000
Morgan Stanley & Co., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $806,940, collateralized by U.S. Government Securities 0.00% to 5.76%, maturing 08/01/35 to 02/01/42; total market value of $823,187.	806,935	806,935

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,806,935)		$1,806,935

TOTAL INVESTMENTS - 100.4% (COST $127,790,570)		$142,868,910
COLLATERAL FOR SECURITIES ON LOAN - (1.3%)		(1,806,935)
OTHER ASSETS LESS LIABILITIES - 0.9%		1,241,587

TOTAL NET ASSETS - 100.0%		$142,303,562

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $15,078,340. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $24,522,096 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,443,756.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$141,061,975	$—	$—	$141,061,975
Repurchase Agreements	—	1,806,935	—	1,806,935

Total	$141,061,975	$1,806,935	$—	$142,868,910

MTB Large Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 2.2%
Boeing Co.	23,000	$1,706,140
United Technologies Corp.	7,000	548,450

TOTAL AEROSPACE & DEFENSE		$2,254,590

APPAREL - 0.7%
NIKE, Inc.	7,000	727,930

AUTO MANUFACTURERS - 1.6%
Ford Motor Co.	130,000	1,614,600

AUTO PARTS & EQUIPMENT - 1.0%
*BorgWarner, Inc.	13,500	1,007,505

BANKS - 1.1%
Bank of America Corp.	150,000	1,069,500

BEVERAGES - 3.0%
Coca-Cola Co.	45,000	3,038,850

BIOTECHNOLOGY - 1.0%
*Celgene Corp.	14,000	1,017,800

CHEMICALS - 2.9%
Air Products & Chemicals, Inc.	12,000	1,056,360
Dow Chemical Co.	32,000	1,072,320
Potash Corp. of Saskatchewan, Inc.	18,000	841,320

TOTAL CHEMICALS		$2,970,000

COAL - 1.0%
*Alpha Natural Resources, Inc.	52,000	1,046,240

COMMERCIAL SERVICES - 1.1%
Mastercard, Inc.	3,200	1,137,824

COMPUTERS - 12.2%
*Apple, Inc.	16,000	7,303,680
*EMC Corp.	50,000	1,288,000
International Business Machines Corp.	15,000	2,889,000
*Riverbed Technology, Inc.	42,000	1,005,480

TOTAL COMPUTERS		$12,486,160

COSMETICS/PERSONAL CARE - 1.6%
Estee Lauder Cos., Inc.	28,000	1,622,040
DIVERSIFIED FINANCIAL SERVICES - 3.7%
American Express Co.	20,000	1,002,800
Goldman Sachs Group, Inc.	7,000	780,290
Janus Capital Group, Inc.	130,000	1,023,100
T Rowe Price Group, Inc.	17,000	983,280

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,789,470

FOOD - 0.9%
Whole Foods Market, Inc.	13,000	962,390
HEALTHCARE EQUIPMENT & SUPPLIES - 2.5%
Baxter International, Inc.	12,000	665,760
Medtronic, Inc.	19,000	732,830
Stryker Corp.	21,000	1,164,030

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,562,620
HEALTHCARE PROVIDERS & SERVICES - 1.4%
UnitedHealth Group, Inc.	28,000	1,450,120

HOME BUILDERS - 1.2%
DR Horton, Inc.	90,000	1,252,800
HOTELS, RESTAURANTS & LEISURE - 0.8%
*Las Vegas Sands Corp.	16,000	785,760

INSURANCE - 1.0%
MetLife, Inc.	28,000	989,240

INTERNET - 5.0%
*Amazon.com, Inc.	13,000	2,527,720
*Baidu, Inc. ADR	6,500	828,880
*Google, Inc.	3,000	1,740,330

TOTAL INTERNET		$5,096,930

IRON/STEEL - 1.0%
Cliffs Natural Resources, Inc.	14,000	1,011,500

LODGING - 1.2%
Starwood Hotels & Resorts Worldwide, Inc.	23,000	1,247,520

MACHINERY - 3.4%
Caterpillar, Inc.	18,500	2,018,720
Cummins, Inc.	3,500	364,000
Manitowoc Co., Inc.	77,000	1,034,880

TOTAL MACHINERY		$3,417,600

MEDIA - 3.6%
CBS Corp., Non-Voting	65,000	1,851,200
Walt Disney Co.	47,000	1,828,300

TOTAL MEDIA		$3,679,500

METAL FABRICATE/HARDWARE - 1.0%
Precision Castparts Corp.	6,500	1,063,920

METALS & MINING - 1.9%
Freeport-McMoRan Copper & Gold, Inc.	43,000	1,987,030
MISCELLANEOUS MANUFACTURING - 1.8%
Danaher Corp.	35,000	1,837,850

OIL & GAS - 3.0%
Exxon Mobil Corp.	37,000	3,098,380

OIL & GAS SERVICES - 8.4%
Baker Hughes, Inc.	21,000	1,031,730
*Cameron International Corp.	22,000	1,170,400
Halliburton Co.	40,000	1,471,200
National Oilwell Varco, Inc.	22,000	1,627,560
Schlumberger Ltd.	25,000	1,879,250
*Weatherford International Ltd.	80,000	1,339,200

TOTAL OIL & GAS SERVICES		$8,519,340

PHARMACEUTICALS - 3.2%
Abbott Laboratories	18,000	974,700
Allergan, Inc.	5,500	483,505
*Express Scripts, Inc.	36,000	1,841,760

TOTAL PHARMACEUTICALS		$3,299,965

REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.4%
*CBRE Group, Inc.	75,000	1,447,500

RETAIL - 4.5%
Costco Wholesale Corp.	12,000	987,240
Ltd. Brands, Inc.	27,000	1,130,220
*,12Lululemon Athletica, Inc.	15,000	946,950
PVH Corp.	11,000	849,090
Wal-Mart Stores, Inc.	11,000	674,960

TOTAL RETAIL		$4,588,460

SEMICONDUCTORS - 3.5%
*Advanced Micro Devices, Inc.	350,000	2,348,500
*Lam Research Corp.	14,000	596,260
*NVIDIA Corp.	42,000	620,340

TOTAL SEMICONDUCTORS		$3,565,100

SOFTWARE - 5.0%
Microsoft Corp.	95,000	2,805,350
Oracle Corp.	80,000	2,256,000

TOTAL SOFTWARE		$5,061,350

TELECOMMUNICATIONS - 6.5%
*,12Aruba Networks, Inc.	44,000	975,920

Cisco Systems, Inc.	90,000	1,766,700
*Finisar Corp.	50,000	1,013,000
*Juniper Networks, Inc.	40,000	837,200
QUALCOMM, Inc.	34,000	1,999,880

TOTAL TELECOMMUNICATIONS		$6,592,700

TOBACCO - 1.5%
Philip Morris International, Inc.	21,000	1,570,170

TRANSPORTATION - 2.9%
CH Robinson Worldwide, Inc.	17,000	1,170,280
Ryder System, Inc.	31,000	1,744,680

TOTAL TRANSPORTATION		$2,914,960

TOTAL COMMON STOCKS (COST $82,043,336)		$101,785,214

TOTAL INVESTMENTS IN SECURITIES - 99.7% (COST $82,043,336)		$101,785,214

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.6%

REPURCHASE AGREEMENTS - 1.6%
Citigroup Global Markets, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $1,000,006, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $1,020,000.	$1,000,000	1,000,000
Morgan Stanley & Co., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $664,856, collateralized by U.S. Government Securities 0.00% to 5.76%, maturing 08/01/35 to 02/01/42; total market value of $678,242.	664,852	664,852

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,664,852)		$1,664,852

TOTAL INVESTMENTS - 101.3% (COST $83,708,188)		$103,450,066
COLLATERAL FOR SECURITIES ON LOAN - (1.6%)		(1,664,852)
OTHER ASSETS LESS LIABILITIES - 0.3%		270,500

TOTAL NET ASSETS - 100.0%		$102,055,714

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $19,741,878. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $21,463,977 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,722,099.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$101,785,214	$—	$—	$101,785,214
Repurchase Agreements	—	1,664,852	—	1,664,852

Total	$101,785,214	$1,664,852	$—	$103,450,066

MTB Mid Cap Growth Fund PORTFOLIO OF INVESTMENTS January 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 95.8%
AEROSPACE & DEFENSE - 1.0%
HEICO Corp.	63,200	$2,436,360

APPAREL - 1.9%
Coach, Inc.	65,700	4,602,285

AUTO PARTS & EQUIPMENT - 1.9%
*BorgWarner, Inc.	62,600	4,671,838

BANKS - 1.1%
*Texas Capital Bancshares, Inc.	87,100	2,762,812

BIOTECHNOLOGY - 0.9%
*Life Technologies Corp.	43,100	2,087,333

CHEMICALS - 4.3%
Mosaic Co.	47,900	2,680,963
Solutia, Inc.	197,000	5,417,500
*WR Grace & Co.	44,800	2,398,592

TOTAL CHEMICALS		$10,497,055

COAL - 2.4%
Peabody Energy Corp.	87,200	2,972,648
Walter Industries, Inc.	42,000	2,903,460

TOTAL COAL		$5,876,108

COMMERCIAL SERVICES - 3.2%
Global Payments, Inc.	72,725	3,637,704
*,12Green Dot Corp.	59,800	1,697,124
*,12ITT Educational Services, Inc.	38,000	2,503,060

TOTAL COMMERCIAL SERVICES		$7,837,888

COMPUTERS - 0.9%
*,12Stratasys, Inc.	60,800	2,234,400

DISTRIBUTION/WHOLESALE - 3.2%
Fastenal Co.	70,500	3,290,940
*LKQ Corp.	139,600	4,550,960

TOTAL DISTRIBUTION/WHOLESALE		$7,841,900

DIVERSIFIED FINANCIAL SERVICES - 5.2%
*IntercontinentalExchange, Inc.	37,500	4,293,000
Raymond James Financial, Inc.	136,400	4,774,000
T Rowe Price Group, Inc.	61,100	3,534,024

TOTAL DIVERSIFIED FINANCIAL SERVICES		$12,601,024

ELECTRONICS - 1.3%
FLIR Systems, Inc.	123,200	3,172,400

ENVIRONMENTAL CONTROL - 1.1%
Waste Connections, Inc.	84,200	2,720,502

HEALTHCARE-PRODUCTS - 3.3%
*Alere, Inc.	92,400	2,231,460
Intuitive Surgical, Inc.	7,180	3,302,154
*ResMed, Inc.	84,800	2,461,744

TOTAL HEALTHCARE-PRODUCTS		$7,995,358

HOUSEHOLD PRODUCTS - 1.4%
Church & Dwight Co., Inc.	72,900	3,307,473

INTERNET - 2.1%
*F5 Networks, Inc.	25,600	3,065,344
*,12Sourcefire, Inc.	69,500	2,155,890

TOTAL INTERNET		$5,221,234

MACHINERY - 7.7%
*Babcock & Wilcox Co.	142,500	3,541,125
Cummins, Inc.	34,700	3,608,800
Graco, Inc.	68,000	3,126,640
Joy Global, Inc.	50,200	4,552,638
Rockwell Automation, Inc.	51,200	3,986,944

TOTAL MACHINERY		$18,816,147

MEDIA - 2.5%
CBS Corp., Non-Voting	209,400	5,963,712
METAL FABRICATE/HARDWARE - 1.3%
Precision Castparts Corp.	20,000	3,273,600

OIL & GAS - 4.1%
Cabot Oil & Gas Corp.	67,800	2,162,820
Noble Energy, Inc.	37,900	3,815,393
*Whiting Petroleum Corp.	81,900	4,102,371

TOTAL OIL & GAS		$10,080,584

OIL & GAS SERVICES - 4.6%
*Cameron International Corp.	74,150	3,944,780
Core Laboratories NV	28,950	3,075,358
*FMC Technologies, Inc.	49,400	2,524,834
Lufkin Industries, Inc.	23,600	1,775,192

TOTAL OIL & GAS SERVICES		$11,320,164

PACKAGING & CONTAINERS - 1.6%
*Crown Holdings, Inc.	104,900	3,783,743

PHARMACEUTICALS - 5.9%
*Auxilium Pharmaceuticals, Inc.	77,200	1,533,964
*Express Scripts, Inc.	62,000	3,171,920
Herbalife Ltd.	69,700	4,034,236
*MAP Pharmaceuticals, Inc.	103,500	1,464,525
Perrigo Co.	43,900	4,196,840

TOTAL PHARMACEUTICALS		$14,401,485
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.7%
*CBRE Group, Inc.	214,600	4,141,780

RETAIL - 12.2%
*DineEquity, Inc.	66,800	3,174,336
*,12GameStop Corp.	128,600	3,004,096
Ltd. Brands, Inc.	84,900	3,553,914
*,12Lululemon Athletica, Inc.	65,300	4,122,389
Nordstrom, Inc.	61,900	3,056,622
*Panera Bread Co.	17,670	2,619,578
PVH Corp.	53,700	4,145,103
Tiffany & Co.	48,700	3,107,060
*Vitamin Shoppe, Inc.	71,800	3,068,732

TOTAL RETAIL		$29,851,830

SEMICONDUCTORS - 3.7%
Altera Corp.	122,700	4,882,233
*Lam Research Corp.	62,700	2,670,393
MKS Instruments, Inc.	51,500	1,552,725

TOTAL SEMICONDUCTORS		$9,105,351

SOFTWARE - 7.2%
*Allscripts Healthcare Solutions, Inc.	161,000	3,078,320
*ANSYS, Inc.	77,100	4,663,779
* Autodesk, Inc.	108,200	3,895,200
*Cerner Corp.	42,300	2,575,647
*Citrix Systems, Inc.	52,400	3,417,004

TOTAL SOFTWARE		$17,629,950

TELECOMMUNICATIONS - 5.6%
ADTRAN, Inc.	121,800	4,217,934
*,12Aruba Networks, Inc.	153,400	3,402,412
*IPG Photonics Corp.	73,300	3,869,507
*RF Micro Devices, Inc.	448,800	2,239,512

TOTAL TELECOMMUNICATIONS		$13,729,365

TRANSPORTATION - 2.5%
CH Robinson Worldwide, Inc.	47,800	3,290,552
Expeditors International of Washington, Inc.	62,200	2,777,230

TOTAL TRANSPORTATION		$6,067,782

TOTAL COMMON STOCKS (COST $171,491,395)		$234,031,463
MONEY MARKET FUNDS - 4.9%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.10%	237,048	237,048
[8,9]MTB Money Market Fund, Select Class Shares, 0.03%	5,498,396	5,498,396
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	6,300,429	6,300,429

TOTAL MONEY MARKET FUNDS (COST $12,035,873)		$12,035,873

TOTAL INVESTMENTS IN SECURITIES - 100.7% (COST $183,527,268)		$246,067,336

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 5.3%
REPURCHASE AGREEMENTS - 5.3%
Barclays Capital, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $3,048,032, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 04/20/25 to 01/20/42; total market value of $3,108,978.	$3,048,013	3,048,013
Citigroup Global Markets, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $3,048,030, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $3,108,973.	3,048,013	3,048,013
Deutsche Bank Securities, Inc., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $3,048,033, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 01/01/38 to 01/01/42; total market value of $3,108,977.	3,048,013	3,048,013
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 01/31/12, due 02/01/12, repurchase price $641,691, collateralized by U.S. Government Securities 0.00% to 3.25%, maturing 11/15/15 to 11/15/41; total market value of $654,522.	641,688	641,688
RBC Capital Markets LLC, 0.21%, dated 01/31/12, due 02/01/12, repurchase price $3,048,031, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 04/01/39 to 01/20/42; total market value of $3,108,975.	3,048,013	3,048,013

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,833,740)		$12,833,740

TOTAL INVESTMENTS - 106.0% (COST $196,361,008)		$258,901,076
COLLATERAL FOR SECURITIES ON LOAN - (5.3%)		(12,833,740)
OTHER LIABILITIES LESS ASSETS - (0.7%)		(1,643,702)

TOTAL NET ASSETS - 100.0%		$244,423,634

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $62,540,068. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $66,735,306 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,195,238.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$234,031,463	$—	$—	$234,031,463
Money Market Funds	12,035,873	—	—	12,035,873
Repurchase Agreements	—	12,833,740	—	12,833,740

Total	$246,067,336	$12,833,740	$—	$258,901,076

MTB Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 2.0%
Heico Corp.	23,300	$1,295,480
Triumph Group, Inc.	32,900	2,058,553

TOTAL AEROSPACE & DEFENSE		$3,354,033

AIRLINES - 0.5%
*Alaska Air Group, Inc.	11,500	875,495

APPAREL - 0.5%
*Steven Madden Ltd.	20,700	851,598

AUTO PARTS & EQUIPMENT - 3.4%
*Commercial Vehicle Group, Inc.	120,200	1,503,702
Cooper Tire & Rubber Co.	75,000	1,129,500
*Dana Holding Corp.	88,500	1,314,225
*TRW Automotive Holdings Corp.	17,500	656,600
*WABCO Holdings, Inc.	20,000	1,037,000

TOTAL AUTO PARTS & EQUIPMENT		$5,641,027

BANKS - 2.4%
Bank of The Ozarks, Inc.	35,500	993,645
*Signature Bank	25,700	1,494,455
*SVB Financial Group	27,000	1,567,080

TOTAL BANKS		$4,055,180

BEVERAGES - 0.2%
Coca-Cola Bottling Co. Consolidated	4,175	254,466

CHEMICALS - 1.0%
*Rockwood Holdings, Inc.	33,000	1,666,500

COAL - 1.6%
*Alpha Natural Resources, Inc.	79,000	1,589,480
Walter Industries, Inc.	15,000	1,036,950

TOTAL COAL		$2,626,430

COMMERCIAL SERVICES - 12.5%
*,12Accretive Health, Inc.	46,500	1,247,595
*Cardtronics, Inc.	40,500	1,034,775
*,12Coinstar, Inc.	21,300	1,059,249
Deluxe Corp.	53,500	1,367,995
Global Payments, Inc.	42,000	2,100,840
Healthcare Services Group, Inc.	55,000	1,027,950
Heartland Payment Systems, Inc.	69,000	1,656,000
*Hertz Global Holdings, Inc.	121,000	1,645,600
*HMS Holdings Corp.	30,600	1,010,106
*,12ITT Educational Services, Inc.	20,000	1,317,400
*Kforce, Inc.	46,200	574,728
McGrath Rentcorp	32,300	1,028,432
Sotheby’s	27,000	905,310
*Trueblue, Inc.	50,500	833,755
*,12United Rentals, Inc.	59,400	2,271,456
*Wright Express Corp.	31,000	1,696,320

TOTAL COMMERCIAL SERVICES		$20,777,511

COMPUTERS - 4.2%
j2 Global, Inc.	42,000	1,132,320
Jack Henry & Associates, Inc.	45,000	1,539,000
*,12OCZ Technology Group, Inc.	172,000	1,449,960
*Riverbed Technology, Inc.	45,000	1,077,300
*,12Silicon Graphics International Corp.	132,500	1,807,300

TOTAL COMPUTERS		$7,005,880

DISTRIBUTION/WHOLESALE - 0.5%
*WESCO International, Inc.	13,000	817,440
DIVERSIFIED FINANCIAL SERVICES - 4.1%
[12]Cohen & Steers, Inc.	21,000	709,170
*Encore Capital Group, Inc.	81,500	1,915,250
Evercore Partners, Inc.	47,500	1,339,025
*,12Netspend Holdings, Inc.	194,700	1,699,731
*Stifel Financial Corp.	30,000	1,081,800

TOTAL DIVERSIFIED FINANCIAL SERVICES		$6,744,976

ELECTRIC - 0.4%
[12]Atlantic Power Corp.	50,200	744,466

ELECTRICAL COMPONENTS & EQUIPMENT -1.0%
Littelfuse, Inc.	8,000	405,680
*,12Universal Display Corp.	28,000	1,179,080

TOTAL ELECTRICAL COMPONENTS & EQUIPMENT		$1,584,760

ELECTRONICS - 0.7%
Woodward, Inc.	26,100	1,095,678

ENTERTAINMENT - 0.6%
Cinemark Holdings, Inc.	54,000	1,064,880

ENVIRONMENTAL CONTROL - 1.1%
*Clean Harbors, Inc.	19,500	1,237,275
*Heritage-Crystal Clean, Inc.	26,800	551,544

TOTAL ENVIRONMENTAL CONTROL		$1,788,819

FOOD - 1.4%
*Dean Foods Co.	83,000	893,080
Snyders-Lance, Inc.	15,000	344,850
*TreeHouse Foods, Inc.	19,000	1,074,260

TOTAL FOOD		$2,312,190

FOREST PRODUCTS & PAPER - 0.2%
Neenah Paper, Inc.	13,000	309,010

HEALTHCARE PROVIDERS & SERVICES - 0.4%
*Air Methods Corp.	8,500	716,550

HEALTHCARE-PRODUCTS - 6.9%
*Cepheid, Inc.	20,200	890,012
*Dexcom, Inc.	99,000	1,086,030
*ICU Medical, Inc.	11,500	534,405
*Insulet Corp.	50,500	983,235
*,12MAKO Surgical Corp.	30,800	1,102,024
*Nxstage Medical, Inc.	68,000	1,219,920
*Staar Surgical Co.	120,000	1,306,800
STERIS Corp.	46,000	1,383,680
*Volcano Corp.	53,800	1,509,090
*Zoll Medical Corp.	20,000	1,371,600

TOTAL HEALTHCARE-PRODUCTS		$11,386,796

HOTELS, RESTAURANTS & LEISURE - 0.7%
*MGM Resorts International	90,000	1,174,500

INTERNET - 4.7%
*Abovenet, Inc.	29,500	1,960,275
*Cogent Communications Group, Inc.	77,200	1,176,528
*Sourcefire, Inc.	39,800	1,234,596
*,12Travelzoo, Inc.	34,000	877,540
*Vocus, Inc.	72,500	1,665,325
*Websense, Inc.	47,000	888,300

TOTAL INTERNET		$7,802,564

IRON/STEEL - 0.6%
AK Steel Holding Corp.	108,000	1,019,520

MACHINERY - 1.0%
*Chart Industries, Inc.	28,500	1,589,160

MEDIA - 2.1%
*AMC Networks, Inc.	29,000	1,240,040
Belo Corp.	172,500	1,281,675
Sinclair Broadcast Group, Inc.	82,000	1,006,960

TOTAL MEDIA		$3,528,675

METALS & MINING - 1.8%
*Allied Nevada Gold Corp.	27,500	988,075
Noranda Aluminum Holding Corp.	95,000	996,550
*Stillwater Mining Co.	72,000	927,360

TOTAL METALS & MINING		$2,911,985
MISCELLANEOUS MANUFACTURING - 1.2%
*Hexcel Corp.	69,000	1,729,830
*LSB Industries, Inc.	9,000	315,450

TOTAL MISCELLANEOUS MANUFACTURING		$2,045,280

OIL & GAS - 3.8%
Berry Petroleum Co.	36,000	1,620,360
*CVR Energy, Inc.	54,000	1,346,760
*Gulfport Energy Corp.	29,800	979,526
South Jersey Industries, Inc.	30,500	1,673,840
*Stone Energy Corp.	25,000	701,250

TOTAL OIL & GAS		$6,321,736

OIL & GAS SERVICES - 1.9%
*,12Flotek Industries, Inc.	88,500	1,038,990
*ION Geophysical Corp.	63,000	468,090
*Oil States International, Inc.	21,000	1,673,490

TOTAL OIL & GAS SERVICES		$3,180,570

PHARMACEUTICALS - 4.2%
*Alkermes PLC	18,000	338,580
*Catalyst Health Solutions, Inc.	26,700	1,462,092
*Jazz Pharmaceuticals PLC	32,500	1,511,250
*MAP Pharmaceuticals, Inc.	17,500	247,625
*Medivation, Inc.	19,000	1,052,790
*Questcor Pharmaceuticals, Inc.	11,700	414,531
*Salix Pharmaceuticals Ltd.	14,000	674,800
*SXC Health Solutions Corp.	19,700	1,242,282

TOTAL PHARMACEUTICALS		$6,943,950

PIPELINES - 0.5%
Targa Resources Partners LP	6,500	255,255
*Tesoro Logistics LP	15,000	497,700

TOTAL PIPELINES		$752,955
REAL ESTATE INVESTMENT TRUSTS (REIT) - 3.6%
American Campus Communities, Inc.	39,000	1,669,200
Cubesmart	45,000	512,100
Education Realty Trust, Inc.	113,700	1,216,590
Post Properties, Inc.	37,500	1,675,875
*Strategic Hotels & Resorts, Inc.	135,000	838,350

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$5,912,115

RETAIL - 7.0%
*Body Central Corp.	33,000	887,040
*Bravo Brio Restaurant Group, Inc.	37,600	723,800
Cash America International, Inc.	26,500	1,162,290
*DineEquity, Inc.	10,000	475,200
*Domino’s Pizza, Inc.	21,900	715,035
DSW, Inc.	17,000	849,490
*Express, Inc.	48,500	1,049,540
Finish Line, Inc.	39,500	835,425
*First Cash Financial Services, Inc.	50,000	2,012,500
Foot Locker, Inc.	31,200	818,688
*Genesco, Inc.	11,000	671,770
*Gordmans Stores, Inc.	47,755	693,880
*,12Vera Bradley, Inc.	19,500	698,490

TOTAL RETAIL		$11,593,148

SEMICONDUCTORS - 3.5%
*Cavium, Inc.	15,000	482,100
*Cirrus Logic, Inc.	58,000	1,184,940
*Entropic Communications, Inc.	100,000	584,000
*Semtech Corp.	62,000	1,767,000
*Skyworks Solutions, Inc.	48,000	1,035,840
*Ultratech, Inc.	25,528	746,694

TOTAL SEMICONDUCTORS		$5,800,574

SOFTWARE - 4.9%
*Aspen Technology, Inc.	57,700	1,039,177
Broadridge Financial Solutions, Inc.	62,500	1,498,125
*Descartes Systems Group, Inc.	105,200	845,808
*MedAssets, Inc.	36,000	380,160
*Parametric Technology Corp.	60,200	1,515,234
Quality Systems, Inc.	32,500	1,318,200
*Taleo Corp.	20,000	720,200
*Ultimate Software Group, Inc.	12,000	800,280

TOTAL SOFTWARE		$8,117,184

TELECOMMUNICATIONS - 2.6%
*Allot Communications Ltd.	80,500	1,268,680
*Finisar Corp.	56,250	1,139,625
[12]InterDigital, Inc.	11,000	410,520
*Procera Networks, Inc.	93,000	1,565,190

TOTAL TELECOMMUNICATIONS		$4,384,015

TEXTILES & APPAREL - 0.4%
G&K Services, Inc.	20,000	657,200

TRANSPORTATION - 5.3%
[12]Golar LNG Ltd.	30,700	1,258,700
*Kansas City Southern	29,500	2,024,880
*Kirby Corp.	28,500	1,902,945
*Quality Distribution, Inc.	201,500	2,474,420
*Swift Transportation Co.	97,500	1,124,175

TOTAL TRANSPORTATION		$8,785,120

TRUCKING AND LEASING - 1.7%
GATX Corp.	37,200	1,597,368
*Greenbrier Cos., Inc.	58,500	1,301,625

TOTAL TRUCKING AND LEASING		$2,898,993

TOTAL COMMON STOCKS (COST $147,731,698)		$161,092,929
MONEY MARKET FUND - 6.6%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.03%	10,864,051	$10,864,051

TOTAL MONEY MARKET FUND (COST $10,864,051)		$10,864,051

TOTAL INVESTMENTS IN SECURITIES - 103.7% (COST $158,595,749)		$171,956,980

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 7.8%
REPURCHASE AGREEMENTS - 7.8%
Barclays Capital, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $3,057,768, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 04/20/25 to 01/20/42; total market value of $3,118,909.	$3,057,749	3,057,749
Citigroup Global Markets, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $3,057,768, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $3,118,904.	3,057,749	3,057,749
Deutsche Bank Securities, Inc., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $3,057,769, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 01/01/38 to 01/01/42; total market value of $3,118,907.	3,057,749	3,057,749
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 01/31/12, due 02/01/12, repurchase price $643,740, collateralized by U.S. Government Securities 0.00% to 3.25%, maturing 11/15/15 to 11/15/41; total market value of $656,612.	643,737	643,737

RBC Capital Markets LLC, 0.21%, dated 01/31/12, due 02/01/12, repurchase price $3,057,767, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 04/01/39 to 01/20/42; total market value of $3,118,906.	3,057,749	3,057,749

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $12,874,733)		$12,874,733

TOTAL INVESTMENTS - 111.5% (COST $171,470,482)		$184,831,713
COLLATERAL FOR SECURITIES ON LOAN - (7.8%)		(12,874,733)
OTHER LIABILITIES LESS ASSETS - (3.7%)		(6,173,749)

TOTAL NET ASSETS - 100.0%		$165,783,231

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $13,361,231. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $14,891,558 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,530,327.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$161,092,929	$—	$—	$161,092,929
Money Market Fund	10,864,051	—	—	10,864,051
Repurchase Agreements	—	12,874,733	—	12,874,733

Total	$171,956,980	$12,874,733	$—	$184,831,713

MTB International Equity Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 95.7%
AUSTRALIA - 4.4%
BHP Billiton Ltd.	11,638	463,084
Challenger Ltd.	61,600	289,058
* Downer EDI Ltd.	63,750	244,325
Goodman Fielder Ltd.	385,192	214,693
Metcash Ltd.	42,500	182,285
National Australia Bank Ltd.	16,800	425,382
Newcrest Mining Ltd.	27,158	972,225
OneSteel Ltd.	208,000	163,409
* Paladin Energy Ltd.	564,744	1,103,191
Rio Tinto Ltd.	6,500	477,254
Woodside Petroleum Ltd.	16,760	608,707
WorleyParsons Ltd.	23,918	692,963

TOTAL AUSTRALIA		$5,836,576
AUSTRIA - 0.3%
OMV AG	8,700	285,239
Voestalpine AG	4,500	147,538

TOTAL AUSTRIA		$432,777
BELGIUM - 0.7%
Anheuser-Busch InBev NV	9,273	562,263
Delhaize Group SA	3,000	163,381
KBC Groep NV	8,500	161,161

TOTAL BELGIUM		$886,805
BRAZIL - 0.6%
Centrais Eletricas Brasileiras SA ADR	1,100	11,231
*Cia de Saneamento Basico do Estado de Sao Paulo	3,100	103,511
*Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,400	158,136
*Cia de Saneamento de Minas Gerais-COPASA	10,400	230,298
*EDP - Energias do Brasil SA	11,900	277,204

TOTAL BRAZIL		$780,380
CANADA - 4.0%
Atco Ltd.	2,300	136,917
Bank of Nova Scotia	10,066	516,587
Cameco Corp.	24,093	560,644
Canadian Imperial Bank of Commerce	3,200	243,343
Dorel Industries, Inc.	8,700	215,005
Empire Co. Ltd.	6,100	343,722
Laurentian Bank of Canada	5,700	262,631
*Lundin Mining Corp.	45,600	230,569
Magna International, Inc.	9,200	380,038
Manulife Financial Corp.	41,213	483,016
Metro, Inc.	3,900	212,911
National Bank of Canada	3,800	285,066
*Research In Motion Ltd.	5,100	85,042
RONA, Inc.	23,600	222,419
Sherritt International Corp.	44,900	283,452
Suncor Energy, Inc.	18,400	634,800
Transcontinental, Inc.	18,800	240,929

TOTAL CANADA		$5,337,091
CHILE - 0.3%
Sociedad Quimica y Minera de Chile SA ADR	6,170	362,426

CHINA - 4.4%
[12]Agile Property Holdings Ltd.	456,000	508,607
*Baidu, Inc. ADR	6,800	867,136
Bank of China Ltd.	783,000	336,208
China Longyuan Power Group Corp.	569,000	432,144
China Petroleum & Chemical Corp.	368,000	446,992
China Resources Land Ltd.	306,000	540,559
*Chongqing Iron & Steel Co. Ltd.	562,000	87,685
Chongqing Machinery & Electric Co. Ltd.	1,156,000	232,533
Industrial & Commercial Bank of China	801,000	560,833
*New Oriental Education & Technology Group ADR	15,123	360,230
PetroChina Co. Ltd.	134,000	195,938
[12]Ping An Insurance Group Co.	62,500	494,823
Tencent Holdings Ltd.	22,100	540,581
Yanzhou Coal Mining Co. Ltd.	64,000	153,495

TOTAL CHINA		$5,757,764
DENMARK - 0.5%
*Danske Bank A/S	6,600	96,387
H Lundbeck A/S	8,200	161,595
Novo-Nordisk A/S	3,380	399,652

TOTAL DENMARK		$657,634
FRANCE - 5.4%
Arkema SA	3,700	299,001
AXA SA	36,763	558,057
BNP Paribas SA	4,200	177,834
Credit Agricole SA	13,616	83,904
Danone	6,215	383,590
Pernod-Ricard SA	9,395	901,895
Sanofi-Aventis SA	24,511	1,810,512
SCOR SE	9,000	226,442
Societe Generale SA	1,570	41,822
Suez Environnement Co.	60,316	772,076
Total SA	28,063	1,483,173
Vivendi SA	18,700	391,367

TOTAL FRANCE		$7,129,673
GERMANY - 8.0%
Adidas AG	6,827	491,865
[12]Aixtron Se NA	26,321	354,791
Allianz SE	3,000	329,863
BASF SE	3,100	238,349
Bayer AG	28,462	1,993,271
Bayerische Motoren Werke AG	14,115	1,207,298
Daimler AG	4,800	265,240
Deutsche Bank AG	3,600	152,500
*Deutsche Boerse AG	24,708	1,454,362
Deutsche Post AG	13,900	230,909
E.ON AG	7,500	160,350
Fresenius Se & Co. KGaA	7,766	787,673
Metro AG	4,100	157,725
Muenchener Rueckversicherungs AG	8,739	1,138,527
RWE AG	4,300	164,463
SAP AG	16,004	966,939
ThyssenKrupp AG	5,300	150,230
[12]Wacker Chemie AG	4,077	373,676

TOTAL GERMANY		$10,618,031
GREECE - 0.1%
Hellenic Petroleum SA	11,600	87,550
HONG KONG - 1.8%
China Unicom Hong Kong Ltd.	236,000	434,552
Kingboard Chemical Holdings Ltd.	100,500	346,650
Li & Fung Ltd.	252,000	551,097
Sun Hung Kai Properties Ltd.	60,000	830,916
[12]Xinyi Glass Holdings Ltd.	268,000	158,617

TOTAL HONG KONG		$2,321,832
HUNGARY - 0.2%
Egis Gyogyszergyar Nyrt	3,000	220,294
INDIA - 1.5%
HDFC Bank Ltd. ADR	14,448	448,321
Niko Resources Ltd.	14,020	684,990
[12]Tata Motors Ltd. ADR	21,600	520,128
Tata Steel Ltd.	38,100	339,852

TOTAL INDIA		$1,993,291
IRELAND - 0.1%
DCC PLC	5,700	137,560
*Irish Life & Permanent Group Holdings PLC	38,000	1,591

TOTAL IRELAND		$139,151
ISRAEL - 2.5%
Discount Investment Corp.	10,300	68,075
Israel Chemicals Ltd.	79,071	828,378
*Nice Systems Ltd.	12,435	447,163
Teva Pharmaceutical Industries Ltd.	8,200	369,485
Teva Pharmaceutical Industries Ltd. ADR	35,272	1,591,825

TOTAL ISRAEL		$3,304,926
ITALY - 1.4%

[12]Banco Popolare SC	12,600	19,003
Enel SpA	53,600	219,168
ENI SpA	24,800	548,228
*Milano Assicurazioni SpA	19,800	6,099
*Prada SpA	76,400	365,484
Saipem SpA	15,493	725,101

TOTAL ITALY		$1,883,083
JAPAN - 16.1%
Brother Industries Ltd.	8,200	110,488
Canon, Inc.	16,100	694,949
Chugai Pharmaceutical Co. Ltd.	1,400	22,244
Circle K Sunkus Co. Ltd.	11,300	194,659
Daito Trust Construction Co. Ltd.	10,100	951,430
Eizo Nanao Corp.	9,500	203,162
FANUC Corp.	7,300	1,226,882
[12]Geo Holdings Corp.	200	217,266
Hitachi Capital Corp.	10,200	153,629
Hitachi Metals Ltd.	69,000	792,115
Honda Motor Co. Ltd.	21,900	766,012
ITOCHU Corp.	14,900	162,059
Jupiter Telecommunications Co. Ltd.	714	711,002
JX Holdings, Inc.	26,900	162,346
KDDI Corp.	60	380,215
Keyence Corp.	3,600	896,930
Komatsu Ltd.	23,100	651,298
Konica Minolta Holdings, Inc.	20,500	149,272
Kyocera Corp.	10,100	861,322
Kyowa Exeo Corp.	16,100	161,380
Marubeni Corp.	47,000	324,351
Ministop Co. Ltd.	9,600	178,347
Miraca Holdings, Inc.	2,800	104,807
Mitsubishi Corp.	50,500	1,152,185
Mitsubishi UFJ Financial Group, Inc.	96,900	443,691
Mizuho Financial Group, Inc.	148,000	223,301
Nidec Corp.	6,700	641,695
Nihon Kohden Corp.	6,600	156,731
Nippon Telegraph & Telephone Corp.	10,000	499,869
NOF Corp.	42,000	213,251
NTT DoCoMo, Inc.	720	1,279,034
*Rakuten, Inc.	1,063	1,072,483
Sankyu, Inc.	44,000	169,142
SMC Corp.	2,300	399,226
Sumitomo Corp.	23,600	339,045
Sumitomo Mitsui Financial Group, Inc.	14,400	458,147
Sumitomo Mitsui Trust Holdings, Inc.	26,820	83,747
Sysmex Corp.	20,500	676,699
Terumo Corp.	8,500	407,603
Tokio Marine Holdings, Inc.	36,000	901,653
Toyo Tire & Rubber Co. Ltd.	62,000	154,553
Toyota Motor Corp.	23,700	873,747
Unicharm Corp.	19,000	998,360
Yokohama Rubber Co. Ltd.	19,100	114,520

TOTAL JAPAN		$21,334,847
LUXEMBOURG - 1.0%
Millicom International Cellular SA	4,684	463,064
SES SA	33,681	795,215

TOTAL LUXEMBOURG		$1,258,279
MALAYSIA - 0.1%
DRB-Hicom BHD	129,790	120,745
MEXICO - 1.2%
Alfa SAB de CV	24,100	316,345
America Movil SAB de CV	37,106	861,230
Wal-Mart de Mexico SAB de CV ADR	15,157	467,290

TOTAL MEXICO		$1,644,865
NETHERLANDS - 2.2%
*Aegon NV	36,800	178,344
*ING Groep NV	29,800	271,221
Koninklijke DSM NV	6,000	307,848
Koninklijke KPN NV	31,200	341,996
Royal Dutch Shell PLC	23,676	838,648
Royal Dutch Shell PLC	26,700	971,272

TOTAL NETHERLANDS		$2,909,329
NORWAY - 1.1%
Marine Harvest ASA	926,732	502,934
Statoil ASA	10,500	263,261
Telenor ASA	43,870	715,215

TOTAL NORWAY		$1,481,410
PAPUA NEW GUINEA - 0.7%
Oil Search Ltd.	135,161	947,058
PORTUGAL - 0.0%**
Banco Espirito Santo SA	16,030	26,483
RUSSIA - 1.4%
Gazprom Neft JSC	12,600	310,338
Gazprom OAO ADR	72,486	873,456
MMC Norilsk Nickel OJSC ADR	15,900	305,439
Mobile Telesystems OJSC ADR	19,200	321,792

TOTAL RUSSIA		$1,811,025
SINGAPORE - 1.4%
DBS Group Holdings Ltd.	80,000	861,788
Keppel Corp. Ltd.	118,700	1,023,886

TOTAL SINGAPORE		$1,885,674
SOUTH AFRICA - 0.6%
Astral Foods Ltd.	16,800	258,838
Nedbank Group Ltd.	16,800	336,318
Telkom SA Ltd.	61,700	232,723

TOTAL SOUTH AFRICA		$827,879
SOUTH KOREA - 3.0%
*BS Financial Group, Inc.	21,300	241,755
Daishin Securities Co. Ltd.	12,200	129,781
*DGB Financial Group, Inc.	12,200	162,363
*Hyundai Mipo Dockyard	1,600	179,463
*Hyundai Mobis	1,440	355,081
Korea Exchange Bank	21,700	152,799
*KT Corp.	3,100	92,171
KT Corp. ADR	57,281	852,914
*NHN Corp.	2,798	528,042
Samsung Electronics Co. Ltd.	160	157,671
[6,7]Samsung Electronics Co. Ltd. GDR	1,258	619,845
*Samyang Corp.	1,953	155,253
*Samyang Corp.	1,446	66,292
SK Telecom Co. Ltd.	2,600	329,817

TOTAL SOUTH KOREA		$4,023,247
SPAIN - 1.1%
Banco Bilbao Vizcaya Argentaria SA	9,348	81,607
Banco Santander SA	49,500	385,252
*Grifols SA	24,401	445,250
[12]Repsol YPF SA	13,400	368,084
Telefonica SA	8,800	153,439

TOTAL SPAIN		$1,433,632
SWEDEN - 1.1%
Boliden AB	20,100	343,643
Saab AB	13,800	295,374
TeliaSonera AB	125,298	833,478

TOTAL SWEDEN		$1,472,495
SWITZERLAND - 7.5%
*ABB Ltd.	26,394	551,106
*Adecco SA	9,963	472,228
Baloise Holding AG	3,500	268,441
CIE Financiere Richemont SA	6,902	390,651
*Credit Suisse Group AG	5,200	134,901
*Helvetia Holding AG	600	201,412
*Holcim, Ltd.	7,642	435,440
*Julius Baer Group Ltd.	25,547	1,037,977
Nestle SA	7,177	411,284
Novartis AG	10,200	551,831
Roche Holding AG	8,883	1,503,500
*Swiss Life Holding AG	2,600	258,164
*Swiss RE AG	5,600	303,757
*Syngenta AG	3,259	985,666
*UBS AG	76,778	1,045,115
*Zurich Financial Services AG	5,699	1,368,255

TOTAL SWITZERLAND		$9,919,728
TAIWAN - 1.4%
Compal Electronics, Inc.	219,000	245,739
Gigabyte Technology Co. Ltd.	252,000	203,559
Hiwin Technologies Corp.	47,000	434,457
Hon Hai Precision Industry Co. Ltd.	216,700	697,981
Taiwan Prosperity Chemical Corp.	85,200	225,760

TOTAL TAIWAN		$1,807,496

THAILAND - 0.2%
Krung Thai Bank PCL	661,000	327,027
TURKEY - 0.3%
Cimsa Cimento Sanayi VE Tica	37,700	181,620
Tupras Turkiye Petrol Rafinerileri AS	8,300	189,183
Turk Sise ve Cam Fabrikalari AS	1	2

TOTAL TURKEY		$370,805
UNITED KINGDOM - 19.1%
Admiral Group PLC	50,108	743,013
Anglo American PLC	14,628	604,851
ARM Holdings PLC	39,899	383,209
AstraZeneca PLC	13,900	669,044
Aviva PLC	28,500	156,916
BAE Systems PLC	78,900	382,689
Barclays PLC	62,900	210,674
BG Group PLC	71,026	1,594,895
BP PLC	224,547	1,666,057
British Sky Broadcasting Group PLC	32,466	353,003
BT Group PLC	128,600	412,387
*Centamin PLC	453,315	672,186
Computacenter PLC	25,600	160,353
Cookson Group PLC	17,900	162,753
Dairy Crest Group PLC	13,900	68,668
Drax Group PLC	14,800	123,955
Fresnillo PLC	32,104	878,231
GlaxoSmithKline PLC	11,400	253,293
Home Retail Group PLC	89,900	152,147
HSBC Holdings PLC ADR	12,075	505,097
ICAP PLC	146,648	776,453
Imperial Tobacco Group PLC	25,192	901,132
Kazakhmys PLC	8,600	153,949
Logica PLC	126,600	151,218
Marston’s PLC	92,160	140,869
Mondi PLC	19,900	158,360
Old Mutual PLC	45,300	104,220
*Premier Foods PLC	67,000	12,669
Prudential PLC	136,857	1,510,689
Randgold Resources Ltd.	8,717	984,200
Resolution Ltd.	211,618	910,698
*Rolls-Royce Holdings PLC	123,770	1,434,491
Sabmiller PLC	26,933	1,021,977
Schroders PLC	17,213	393,301
Shire PLC	24,302	806,492
Standard Chartered PLC	58,711	1,419,203
Tesco PLC	96,032	483,641
Thomas Cook Group PLC	70,000	14,891
Tullow Oil PLC	43,373	950,023
Vedanta Resources PLC	33,874	637,873
Vodafone Group PLC	131,900	355,003
WM Morrison Supermarkets PLC	75,400	339,811
WPP PLC	90,638	1,064,775
Xstrata PLC	23,720	401,625

TOTAL UNITED KINGDOM		$25,280,984

TOTAL COMMON STOCKS (COST $122,098,497)		$126,632,292
MUTUAL FUNDS - 0.2%
iShares MSCI EAFE Index Fund	3,392	176,859
Vanguard MSCI Emerging Markets ETF	1,405	59,460

TOTAL MUTUAL FUNDS (COST $235,984)		$236,319
PREFERRED STOCKS - 1.5%
BRAZIL - 1.5%
Banco do Estado do Rio Grande do Sul	13,900	160,066
Banco Industrial e Comercial SA	39,700	177,232
Brasil Telecom SA	20,466	130,607
Brasil Telecom SA ADR	5,000	93,800
Centrais Eletricas Brasileiras SA, Series B	16,900	247,619
Cia Energetica de Minas Gerais	23,317	471,936
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	10,600	219,681
Itau Unibanco Holding SA ADR	25,483	508,641

TOTAL BRAZIL		$2,009,582

TOTAL PREFERRED STOCKS (COST $1,756,864)		$2,009,582

TOTAL INVESTMENTS IN SECURITIES - 97.4% (COST $124,091,345)		128,878,193

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.7%
REPURCHASE AGREEMENTS - 1.7%
Barclays Capital, Inc., 0.22%, dated 01/31/12, due 02/01/12, repurchase price $531,005, collateralized by U.S. Government Securities 3.00% to 6.00%, maturing 04/20/25 to 01/20/42; total market value of $541,623.	531,002	531,002
Citigroup Global Markets, Inc., 0.20%, dated 01/31/12, due 02/01/12, repurchase price $531,005, collateralized by U.S. Government Securities 2.00% to 6.50%, maturing 09/01/18 to 01/20/42; total market value of $541,622.	531,002	531,002
Deutsche Bank Securities, Inc., 0.24%, dated 01/31/12, due 02/01/12, repurchase price $531,006, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 01/01/38 to 01/01/42; total market value of $541,623.	531,002	531,002
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, dated 01/31/12, due 02/01/12, repurchase price $111,793, collateralized by U.S. Government Securities 0.00% to 3.25%, maturing 11/15/15 to 11/15/41; total market value of $114,028.	111,792	111,792
RBC Capital Markets LLC, 0.21%, dated 01/31/12, due 02/01/12, repurchase price $531,005, collateralized by U.S. Government Securities 3.50% to 5.50%, maturing 04/01/39 to 01/20/42; total market value of $541,622.	531,002	531,002

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,235,800)		$2,235,800

TOTAL INVESTMENTS - 99.1% (COST $126,327,145)		$131,113,993
COLLATERAL FOR SECURITIES ON LOAN - (1.7%)		(2,235,800)
OTHER ASSETS LESS LIABILITIES - 2.6%		3,507,517

TOTAL NET ASSETS - 100.0%		$132,385,710

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $4,786,848. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $17,378,795 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,591,947.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$126,632,292	$—	$—	$126,632,292
Mutual Funds	236,319	—	—	236,319
Preferred Stocks	2,009,582	—	—	2,009,582
Repurchase Agreements	—	2,235,800	—	2,235,800

Total	$128,878,193	$2,235,800	$—	$131,113,993

At January 31, 2012, the MTB International Equity Fund had the following outstanding foreign exchange contracts:

Settlement Date	Contracts to Deliver/Receive	In Exchange For (USD)	Contract at Value (USD)	Net Unrealized Appreciation (Depreciation) (USD)
CONTRACTS SOLD
2/1/2012	469,996 Euro	$620,535	$614,775	$5,760
2/1/2012	226,030 Danish Krone	40,160	39,771	389
2/1/2012	130,794 Canadian Dollar	130,552	130,441	111
2/1/2012	398,065 Pound Sterling	625,752	627,269	(1,517)
2/1/2012	165,330 Swedish Krona	24,491	24,304	187
2/1/2012	220,337 Norwegian Krone	37,939	37,555	384
2/1/2012	9,029,069 Hungarian Forint	40,543	40,134	409
2/2/2012	47,501 Australian Dollar	50,308	50,430	(122)
2/2/2012	50,769,401 Japanese Yen	665,395	666,090	(695)
2/2/2012	130,237 Euro	170,975	170,356	619

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$5,525

USD = United States Dollars

Wilmington Rock Maple Alternatives Fund

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 45.2%
AEROSPACE & DEFENSE - 1.3%
*Aerovironment, Inc.	94	$2,620
*Kratos Defense & Security Solutions, Inc.	494	3,354
[15]Lockheed Martin Corp.	3,667	301,867

TOTAL AEROSPACE & DEFENSE		$307,841
AUTO PARTS & EQUIPMENT - 0.6%
*,15Visteon Corp.	2,830	135,840
BEVERAGES - 0.9%
Anheuser-Busch InBev NV	3,664	222,164
CHEMICALS - 0.7%
*,15Chemtura Corp.	11,600	162,980
COMMERCIAL SERVICES - 1.8%
[15]Macquarie Infrastructure Co. LLC	4,070	112,210
[15]Mastercard, Inc.	466	165,696
*PHH Corp.	1,628	18,868
Visa, Inc.	1,251	125,901

TOTAL COMMERCIAL SERVICES		$422,675
COMPUTERS & PERIPHERALS - 1.2%
*,15CIBER, Inc.	24,900	108,315
*,15NCR Corp.	8,400	157,332
Seagate Technology PLC	878	18,561

TOTAL COMPUTERS & PERIPHERALS		$284,208
COSMETICS/PERSONAL CARE - 0.0%**
Procter & Gamble Co.	107	6,745
DIVERSIFIED FINANCIAL SERVICES - 0.7%
[15]American Express Co.	3,017	151,272
Och-Ziff Capital Management Group LLC	2,398	23,812

TOTAL DIVERSIFIED FINANCIAL SERVICES		$175,084
ELECTRIC - 0.0%**
*Synthesis Energy Systems, Inc.	1,568	2,415
ELECTRONICS - 1.0%
*Agilent Technologies, Inc.	445	18,899
*,15Rogers Corp.	2,480	95,306
*Sanmina-SCI Corp.	1,189	13,055
*,15Stoneridge, Inc.	12,500	117,125

TOTAL ELECTRONICS		$244,385
ENTERTAINMENT - 1.2%
[15]Cinemark Holdings, Inc.	13,908	274,266
FOOD - 1.3%
Booker Group PLC	200,997	227,571
*,15Chefs’ Warehouse, Inc.	2,100	44,373
Kraft Foods, Inc.	461	17,656
Unilever NV	188	6,270

TOTAL FOOD		$295,870
HEALTHCARE PROVIDERS & SERVICES - 1.0%
[15]Assisted Living Concepts, Inc.	8,202	128,607
*,15DaVita, Inc.	1,390	113,716

TOTAL HEALTHCARE PROVIDERS & SERVICES		$242,323
HEALTHCARE-PRODUCTS - 0.7%
*,15CareFusion Corp.	5,900	141,305
Johnson & Johnson	188	12,391

TOTAL HEALTHCARE-PRODUCTS		$153,696
HOLDING COMPANIES-DIVERSIFIED - 0.9%
GEA Group AG	4,239	136,153
[15]Primoris Services Corp.	4,600	73,186

TOTAL HOLDING COMPANIES-DIVERSIFIED		$209,339
HOME BUILDERS - 1.0%
*Brookfield Residential Properties, Inc.	13,800	121,440
DR Horton, Inc.	1,914	26,643
GAFISA SA ADR	331	1,794
Lennar Corp.	1,397	30,022
MDC Holdings, Inc.	1,417	28,085
*PulteGroup, Inc.	2,360	17,582
Ryland Group, Inc.	978	17,800

TOTAL HOME BUILDERS		$243,366
HOTELS, RESTAURANTS & LEISURE - 1.3%
[15]Wyndham Worldwide Corp.	3,755	149,299
[15]Wynn Resorts Ltd.	1,317	151,758

TOTAL HOTELS, RESTAURANTS & LEISURE		$301,057
HOUSEHOLD PRODUCTS - 0.2%
*,15AT Cross Co.	4,790	47,517
INSURANCE - 1.8%
*Berkshire Hathaway, Inc.	1,302	102,038
Loews Corp.	438	16,342
15XL Group PLC	14,867	301,354

TOTAL INSURANCE		$419,734
INTERNET - 0.9%
*,15IntraLinks Holdings, Inc.	30,600	209,610
*Yahoo!, Inc.	381	5,894

TOTAL INTERNET		$215,504
INVESTMENT COMPANIES - 1.4%
[15]Ares Capital Corp.	19,073	302,307
Chesapeake Granite Wash Trust	779	19,101

TOTAL INVESTMENT COMPANIES		$321,408
LEISURE TIME - 0.4%
[15]Callaway Golf Co.	14,350	96,145
MEDIA - 2.5%
Cablevision Systems Corp.	627	9,123
*,15Liberty Global, Inc.	3,866	170,723
*,15Liberty Media Corp. - Liberty Capital	4,892	403,150

TOTAL MEDIA		$582,996
METALS & MINING - 1.0%
[15]Cameco Corp.	10,600	246,662
MISCELLANEOUS MANUFACTURING - 0.6%
Invensys PLC	47,371	150,936
OIL & GAS - 2.3%
BG Group PLC	9,994	224,416
Canadian Natural Resources Ltd.	470	18,617
*Cove Energy PLC	106,342	227,900
ENI SpA ADR	151	6,719
Suncor Energy, Inc.	1,750	60,375
Total SA ADR	126	6,674

TOTAL OIL & GAS		$544,701
OIL & GAS SERVICES - 2.3%
ProSafe SE	18,000	139,594
[15]Schlumberger Ltd.	3,326	250,015
[15]Transocean Ltd.	3,281	155,191

TOTAL OIL & GAS SERVICES		$544,800
PHARMACEUTICALS - 1.5%
Abbott Laboratories	257	13,917
*Actelion Ltd.	3,795	145,327
GlaxoSmithKline PLC ADR	125	5,567
*Pain Therapeutics, Inc.	19,187	84,998
*QLT, Inc.	9,816	68,712
*Watson Pharmaceuticals, Inc.	376	22,045

TOTAL PHARMACEUTICALS		$340,566
PIPELINES - 1.7%
Enbridge Energy Partners LP	3,050	98,789
Enterprise Products Partners LP	2,150	103,845
Kinder Morgan, Inc.	2,850	92,539
Williams Cos., Inc.	3,400	97,988

TOTAL PIPELINES		$393,161
REAL ESTATE - 0.4%
[15]Brookfield Asset Management, Inc.	929	28,307
*Howard Hughes Corp.	531	27,516
Jones Lang LaSalle, Inc.	252	19,847
Kennedy-Wilson Holdings, Inc.	1,248	16,761

TOTAL REAL ESTATE		$92,431
REAL ESTATE INVESTMENT TRUSTS (REIT) - 3.3%
Annaly Capital Management, Inc.	8,955	150,802
15MFA Financial, Inc.	43,428	318,761
*Rouse Properties, Inc.	942	11,643
[15]Starwood Property Trust, Inc.	15,452	304,404

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$785,610
RETAIL - 2.7%
Carphone Warehouse Group PLC	45,101	117,976

*,15Carrols Restaurant Group, Inc.	13,377	151,294
Foot Locker, Inc.	1,307	34,296
*,15Harry Winston Diamond Corp.	12,340	144,378
*Saks, Inc.	5,516	55,050
Staples, Inc.	1,334	19,516
Wal-Mart Stores, Inc.	189	11,597
*,15Wet Seal, Inc.	29,100	101,850

TOTAL RETAIL		$635,957
SEMICONDUCTORS - 1.0%
*Entegris, Inc.	188	1,801
*,15Freescale Semiconductor Holdings I Ltd.	7,700	122,969
*,15GSI Group, Inc.	3,802	43,913
*LSI Corp.	2,510	19,001
*Marvell Technology Group Ltd.	1,254	19,475
*Teradyne, Inc.	1,036	16,939

TOTAL SEMICONDUCTORS		$224,098
SOFTWARE - 1.2%
[15]Broadridge Financial Solutions, Inc.	7,500	179,775
[15]Microsoft Corp.	2,581	76,217
*VeriFone Systems, Inc.	467	19,941

TOTAL SOFTWARE		$275,933
TELECOMMUNICATIONS - 3.3%
Cisco Systems, Inc.	690	13,545
Eutelsat Communications SA	6,173	229,116
QUALCOMM, Inc.	63	3,706
[15]Virgin Media, Inc.	9,500	226,480
[15]Vodafone Group PLC ADR	10,995	297,855

TOTAL TELECOMMUNICATIONS		$770,702
TOBACCO - 1.0%
Imperial Tobacco Group PLC	6,216	222,350
TRANSPORTATION - 0.1%
Viterra, Inc.	2,509	26,999

TOTAL COMMON STOCKS (COST $10,521,182)		$10,622,464

MUTUAL FUNDS - 14.3%
ALTERNATIVE INVESTMENT - 4.3%
Arbitrage Fund	76,220	1,001,524
ASSET ALLOCATION FUND - 0.3%
ProShares Ultrashort MSCI Europe	1,650	67,865
COMMODITY FUNDS - 1.7%
Ipath Dow Jones-UBS Copper Subindex Total Return ETN	1,900	92,796
iShares Silver Trust	563	18,174
SPDR Gold Shares	1,677	283,933

TOTAL COMMODITY FUND		$394,903
DEBT FUNDS - 1.2%
RidgeWorth Seix Floating Rate High Income Fund	33,266	292,076
EQUITY FUNDS - 6.8%
Active Bear ETF	566	12,667
iShares Ftse China 25 Index Fund	696	27,005
Market Vectors Gold Miners ETF	502	28,343
Market Vectors Junior Gold Miners ETF	163	4,833
Professionally Managed Portfolios - The Osterweis Strategic Income Fund	87,624	1,009,423
ProShares Ultrashort Euro	14,700	291,648
ProShares Ultrashort MSCI Emerging Markets	8,000	220,400
SPDR S&P Oil & Gas Equipment & Services ETF	94	3,363
Utilities Select Sector SPDR Fund	188	6,520

TOTAL EQUITY FUNDS		$1,604,202

TOTAL MUTUAL FUNDS (COST $3,370,581)		$3,360,570

	Par Value
CORPORATE BONDS - 17.6%
COMMERCIAL SERVICES - 4.4%
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsecured, 9.50%, 12/01/14	500,000	515,000
[6,7]ServiceMaster Co., Company Guaranty, 10.75%, 7/15/15	500,000	525,000

TOTAL COMMERCIAL SERVICES		$1,040,000
COMPUTERS & PERIPHERALS - 3.3%
SunGard Data Systems, Inc., 10.25%, 8/15/15	750,000	780,000
MISCELLANEOUS MANUFACTURING - 2.3%
RBS Global, Inc. / Rexnord LLC, Company Guaranty, 11.75%, 8/01/16	500,000	530,625
RETAIL - 2.3%
Dave & Buster’s, Inc., Company Guaranty, 11.00%, 6/01/18	500,000	530,000
SOVEREIGN BONDS - 0.9%
Canadian Government Bond, 2.75%, 6/01/22	100,000	106,615
Canadian Government Bond, 3.25%, 6/01/21	100,000	111,175

TOTAL SOVEREIGN BONDS		$217,790
TELECOMMUNICATIONS - 4.4%
Intelsat Jackson Holdings SA, Company Guaranty, 11.25%, 6/15/16	500,000	532,500
Nextel Communications, Inc., Series E, Company Guaranty, 6.88%, 10/31/13	500,000	501,250

TOTAL TELECOMMUNICATIONS		$1,033,750

TOTAL CORPORATE BONDS (COST $4,116,501)		$4,132,165
U.S. TREASURY - 2.1%
15U.S. TREASURY BILL - 2.1%
0.03%, 2/16/12	500,000	499,994

TOTAL U.S. TREASURY (COST $499,994)		$499,994
MONEY MARKET FUND - 18.6%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.10%	4,382,582	4,382,582

TOTAL MONEY MARKET FUND (COST $4,382,582)		$4,382,582

	Contracts
PURCHASED OPTIONS - 0.8%
CALL OPTION - 0.3%
S&P 500 Index, Strike Price $1,400.00, Expiring 2/14/12	5	140
S&P 500 Index, Strike Price $1,405.00, Expiring 2/15/12	5	138
S&P 500 Index, Strike Price $1,410.00, Expiring 2/18/12	5	150
S&P 500 Index, Strike Price $1,420.00, Expiring 2/22/12	5	156
S&P 500 Index, Strike Price $1,420.00, Expiring 2/23/12	5	165
S&P 500 Index, Strike Price $1,415.00, Expiring 2/24/12	5	201
S&P 500 Index, Strike Price $1,415.00, Expiring 2/28/12	5	350
SPDR Gold Trust, Strike Price $154.00, Expiring 3/17/12	36	55,620

TOTAL CALL OPTION		$56,920
PUT OPTION - 0.5%
Automatic Data Processing, Inc., Strike Price $52.50, Expiring 5/19/12	35	5,425
Avon Products, Inc., Strike Price $18.00, Expiring 4/21/12	77	10,010
Colgate-Palmolive Company, Strike Price $90.00, Expiring 5/19/12	13	3,906
Cummins, Inc., Strike Price $92.50, Expiring 3/17/12	17	2,805
Deere & Company, Strike Price $70.00, Expiring 3/17/12	57	1,197
Duke Energy Corporation, Strike Price $20.00, Expiring 4/21/12	172	4,300
Exxon Mobil Corporation, Strike Price $80.00, Expiring 4/21/12	37	6,364
Freeport-McMoRan Copper & Gold, Strike Price $41.00, Expiring 2/18/12	24	720
Home Depot, Inc., Strike Price $37.00, Expiring 2/18/12	205	1,128
International Business Machines, Strike Price $190.00, Expiring 4/21/12	9	5,400
iShares MSCI Germany Index Fund, Strike Price $20.00, Expiring 4/21/12	70	5,600
iShares Russell 2000, Strike Price $78.00, Expiring 3/17/12	69	16,215
JP Morgan Chase & Co., Strike Price $35.00, Expiring 3/17/12	51	3,978
KB Home, Strike Price $7.00, Expiring 4/21/12	159	4,770

Monsanto Company, Strike Price $75.00, Expiring 4/21/12	26	5,486
Raytheon Company, Strike Price $44.00, Expiring 5/19/12	38	3,952
Rydex CurrencyShares Australian, Strike Price $107.00, Expiring 3/17/12	34	8,670
S&P 500 Index, Strike Price $1,150.00, Expiring 2/14/12	5	267
S&P 500 Index, Strike Price $1,135.00, Expiring 2/15/12	5	240
S&P 500 Index, Strike Price $1,160.00, Expiring 2/18/12	5	375
S&P 500 Index, Strike Price $1,175.00, Expiring 2/22/12	5	785
S&P 500 Index, Strike Price $1,195.00, Expiring 2/23/12	5	1,137
S&P 500 Index, Strike Price $1,160.00, Expiring 2/24/12	5	758
S&P 500 Index, Strike Price $1,155.00, Expiring 2/28/12	5	1,000
Salesforce.com, Inc., Strike Price $120.00, Expiring 5/19/12	5	6,800
Schlumberger N.V., Strike Price $67.50, Expiring 2/18/12	19	513
SPDR S&P 500, Strike Price $126.00, Expiring 3/17/12	75	13,275
SPDR S&P 500, Strike Price $124.00, Expiring 2/18/12	115	3,565
Texas Instruments Incorporated, Strike Price $30.00, Expiring 4/21/12	51	4,131
Union Pacific Corporation, Strike Price $95.00, Expiring 5/19/12	20	2,740
UnitedHealth Group Incorporated, Strike Price $49.00, Expiring 2/18/12	6	150
UnitedHealth Group Incorporated, Strike Price $50.00, Expiring 2/18/12	6	282

TOTAL PUT OPTION		$125,944

TOTAL PURCHASED OPTIONS (PREMIUM PAID $234,986)		$182,864

TOTAL INVESTMENTS IN SECURITIES BEFORE WRITTEN OPTIONS AND SECURITIES SOLD SHORT - 98.6% (COST $23,125,826)		$23,180,639

	Number of Shares
SECURITIES SOLD SHORT - (17.6%)
COMMON STOCKS - (0.2%)
BANKS - (0.1%)
Bank of New York Mellon Corp.	(252)	(5,073)
Northern Trust Corp.	(251)	(10,344)
State Street Corp.	(251)	(9,834)

TOTAL BANKS		$(25,251)
DIVERSIFIED FINANCIAL SERVICES - (0.0%)**
BlackRock, Inc.	(19)	(3,458)
RETAIL - (0.1%)
Urban Outfitters, Inc.	(514)	(13,621)
SOFTWARE - (0.0%)**
Opnet Technologies, Inc.	(134)	(4,750)

TOTAL COMMON STOCKS		$(47,080)

MUTUAL FUNDS - (17.4%)
ASSET ALLOCATION FUND - (0.0%)**
CurrencyShares Japanese Yen Trust	(64)	(8,264)
DEBT FUND - (0.1%)
iShares Barclays 20+ Year Treasury Bond Fund	(82)	(9,910)
EQUITY FUNDS - (17.3%)
Consumer Discretionary Select Sector SPDR Fund	(4,910)	(202,881)
Financial Select Sector SPDR Fund	(941)	(13,230)
Financial Select Sector SPDR Fund	(31,723)	(446,025)
Health Care Select Sector SPDR Fund	(5,300)	(189,740)
Industrial Select Sector SPDR Fund	(157)	(5,683)
Industrial Select Sector SPDR Fund	(7,490)	(271,138)
Ipath MSCI India Index ETN	(87)	(4,942)
iShares Dow Jones US Home Construction Index Fund	(4,600)	(60,076)
iShares MSCI Emerging Markets Index Fund	(502)	(21,149)
iShares MSCI U.K. Index Fund	(46,000)	(767,280)
iShares Russell 2000 Index Fund	(753)	(59,540)
iShares Russell 2000 Value Index Fund	(2,190)	(153,410)
iShares S&P Europe 350 Index Fund	(13,000)	(462,540)
Semiconductor Holders Trust	(1,180)	(40,120)
SPDR S&P 500 ETF Trust Series 1	(460)	(60,357)
SPDR S&P 500 ETF Trust Series 1	(7,977)	(1,046,662)
SPDR S&P Midcap 400 ETF Trust	(260)	(44,200)
Technology Select Sector SPDR Fund	(8,240)	(222,892)

TOTAL EQUITY FUNDS		$(4,071,865)

TOTAL MUTUAL FUNDS		$(4,090,039)

TOTAL SECURITIES SOLD SHORT (PROCEEDS RECEIVED $(4,108,510))		$(4,137,119)

	Contracts
WRITTEN OPTIONS - (0.2%)
CALL OPTION - (0.1%)
iShares Russell 2000, Strike Price $79.00, Expiring 2/03/12	(9)	(630)
iShares Russell 2000, Strike Price $80.00, Expiring 2/18/12	(27)	(2,700)
S&P 500 Index, Strike Price $1,340.00, Expiring 2/14/12	(5)	(2,330)
S&P 500 Index, Strike Price $1,340.00, Expiring 2/15/12	(5)	(2,523)
S&P 500 Index, Strike Price $1,345.00, Expiring 2/18/12	(5)	(2,500)
S&P 500 Index, Strike Price $1,355.00, Expiring 2/22/12	(5)	(2,134)
S&P 500 Index, Strike Price $1,355.00, Expiring 2/23/12	(5)	(2,287)
S&P 500 Index, Strike Price $1,350.00, Expiring 2/24/12	(5)	(3,010)
S&P 500 Index, Strike Price $1,350.00, Expiring 2/28/12	(5)	(3,500)

TOTAL CALL OPTION		$(21,614)
PUT OPTION - (0.1%)
M.D.C. Holdings, Inc., Strike Price $20.00, Expiring 2/18/12	(2)	(205)
S&P 500 Index, Strike Price $1,210.00, Expiring 2/14/12	(5)	(644)
S&P 500 Index, Strike Price $1,200.00, Expiring 2/15/12	(5)	(597)
S&P 500 Index, Strike Price $1,225.00, Expiring 2/18/12	(5)	(1,250)
S&P 500 Index, Strike Price $1,240.00, Expiring 2/22/12	(5)	(2,399)
S&P 500 Index, Strike Price $1,260.00, Expiring 2/23/12	(5)	(3,910)
S&P 500 Index, Strike Price $1,225.00, Expiring 2/24/12	(5)	(2,059)
S&P 500 Index, Strike Price $1,220.00, Expiring 2/28/12	(5)	(2,500)

TOTAL PUT OPTION		$(13,564)

TOTAL WRITTEN OPTIONS (PREMIUM RECEIVED $(49,136))		$(35,178)

TOTAL INVESTMENTS - 80.8% (COST $18,968,180)		$19,008,342
OTHER ASSETS LESS LIABILITIES - 19.2%		4,512,612

TOTAL NET ASSETS - 100.0%		$23,520,954

At January 31, 2012, the Wilmington Rock Maple Alternatives Fund had the following outstanding forward foreign currency contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	County Party	Contracts to Deliver/Receive	Contract Amount (USD)	Contract at Value (USD)	Net Unrealized Appreciation (Depreciation) (USD)
CONTRACTS SOLD
2/29/2012	Bank of New York	826,885 Pound Sterling	$1,292,917	$1,302,724	$(9,807)
2/29/2012	Bank of New York	823,860 Norwegian Krone	140,411	140,266	145
2/29/2012	Bank of New York	134,039 Swiss Franc	145,095	145,672	(577)
2/29/2012	Bank of New York	453,133 Euro	592,245	592,748	(503)

NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS					$(10,742)

USD = United States Dollars

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $40,162. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $349,154 and net unrealized depreciation from investments for those securities having an excess of cost over value of $308,992.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

	$000.00.00	$000.00.00	$000.00.00	$000.00.00
	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks	$10,622,464	$—	$—	$10,622,464
Mutual Funds	3,360,570	—	—	3,360,570
Corporate Bonds	—	4,132,165	—	4,132,165
U.S. Treasury	—	499,994	—	499,994
Money Market Fund	4,382,582	—	—	4,382,582
Purchased Options	177,527	5,337	—	182,864

Total Investments in Securities before Written Options and Securities Sold Short	$18,543,143	$4,637,496	$—	$23,180,639

Other Financial Instruments^
Forward Foreign Currency Contracts	$—	$145	$—	$145
Liabilities
Securities Sold Short	$(4,137,119)	$—	$—	$(4,137,119)
Other Financial Instruments^
Written Options	$(7,285)	$(27,893)	$—	$(35,178)
Forward Foreign Currency Contracts	$—	$(10,887)	$—	$(10,887)

^Other financial instruments are derivative instruments not reflected in the value of total investments in the Portfolio of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument. Written options are reported at their market value at period end.

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at the time of purchase.
(5)	At January 31, 2012, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB New York Municipal Bond Fund	$2,022,780	1.9%
MTB Maryland Municipal Bond Fund	506,719	0.4%
MTB Virginia Municipal Bond Fund	1,096,096	5.3%

(6)	Denotes a restricted security, or a portion thereof, that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2012, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$9,093,130	4.8%
MTB Pennsylvania Municipal Bond Fund	1,442,860	1.4%
MTB Intermediate-Term Bond Fund	9,009,220	8.0%
MTB Income Fund	16,067,793	6.9%
MTB Strategic Allocation Fund	309,913	0.5%
MTB International Equity Fund	619,845	0.5%
Wilmington Rock Maple Alternatives Fund	525,000	2.2%

(7)	Denotes a restricted security, or a portion thereof, that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2012, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
Daimler Finance North America LLC	09/07/2011	$993,500	$1,005,949
FUEL Trust	06/14/2011	400,000	408,025
Harley-Davidson Financial Services, Inc.	03/01/2011	499,700	520,688
Harley-Davidson Financial Services, Inc.	04/27/2011	503,510	520,689
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	258,888
MassMutual Global Funding II	06/25/2009	499,610	506,598
MassMutual Global Funding II	04/07/2011	1,000,000	995,409
Metropolitan Life Global Funding I	01/06/2010	997,510	1,016,349
Porsche Financial Auto Securitization Trust	06/16/2011	1,439,907	1,439,843
Student Loan Marketing Association	04/14/2011	874,899	866,884
WM Wrigley Jr. Co.	04/20/2011	1,553,175	1,553,808
			9,093,130	4.8%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,442,860	1.4%
MTB Intermediate-Term Bond Fund
American Tower Trust	04/30/2007	1,000,000	1,080,816
Cantor Fitzgerald LP	06/22/2010	996,620	1,001,018
Crown Castle Towers LLC	08/04/2010	1,003,370	1,031,250
Daimler Finance North America LLC	09/07/2011	247,588	250,957
Delphi Corp.	05/10/2011	125,000	130,938

Delphi Corp.	05/10/2011	50,000	53,000
FUEL Trust	06/14/2011	300,000	306,019
Harley-Davidson Financial Services, Inc.	11/19/2009	499,195	502,574
Harley-Davidson Funding Corp.	01/26/2012	499,890	544,060
Hyundai Capital America	12/01/2011	248,878	252,788
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	258,888
Liberty Mutual Group, Inc.	05/18/2011	489,395	494,753
Nabors Industries, Inc.	08/16/2011	498,270	512,810
Rockies Express Pipeline LLC	12/15/2010	989,230	963,750
Rockies Express Pipeline LLC	03/17/2010	499,555	457,500
Student Loan Marketing Association	04/14/2011	656,174	650,163
WM Wrigley Jr. Co.	06/21/2010	499,485	517,936
			9,009,220	8.0%
MTB Income Fund
American Tower Trust	04/30/2007	1,000,000	1,080,816
ASIF Global Financing XIX	01/08/2003	1,172,807	1,194,755
BAE Systems Holdings, Inc.	06/01/2009	498,255	566,050
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,526,250
Cantor Fitzgerald LP	06/22/2010	996,620	1,001,018
Crown Castle Towers LLC	07/29/2010	1,000,000	1,031,250
Crown Castle Towers LLC	08/04/2010	1,003,370	1,031,250
Daimler Finance North America LLC	09/07/2011	247,588	250,957
Delphi Corp.	05/10/2011	125,000	130,938
Delphi Corp.	05/10/2011	50,000	53,000
FMR LLC	10/28/2009	997,720	1,092,564
FUEL Trust	06/14/2011	300,000	306,019
Harley-Davidson Financial Services, Inc.	01/26/2012	499,890	502,575
Harley-Davidson Funding Corp.	11/19/2009	499,195	544,060
Hyundai Capital America	12/01/2011	248,878	252,788
LA Arena Funding LLC	04/23/1999	1,273,714	1,398,415
Liberty Mutual Group, Inc.	05/18/2011	489,395	494,753
Metropolitan Life Global Funding I	01/06/2010	498,755	508,175
Nabors Industries, Inc.	08/16/2011	498,270	512,810
Rockies Express Pipeline LLC	12/15/2010	989,230	963,750
Rockies Express Pipeline LLC	03/17/2010	499,555	457,500
Student Loan Marketing Association	04/14/2011	656,174	650,164
WM Wrigley Jr. Co.	06/21/2010	499,485	517,936
			16,067,793	6.9%
MTB Strategic Allocation Fund
FMR LLC	06/28/2010	102,666	109,256
WM Wrigley Jr. Co.	06/22/2010	199,934	200,657
			309,913	0.5%
MTB International Equity Fund
Samsung Electronics Co. Ltd. GDR	10/28/2005	82,168	154,715
Samsung Electronics Co. Ltd. GDR	10/28/2008	13,862	44,345
Samsung Electronics Co. Ltd. GDR	11/04/2008	6,765	16,753
Samsung Electronics Co. Ltd. GDR	04/17/2009	40,650	88,196
Samsung Electronics Co. Ltd. GDR	05/01/2009	81,759	176,395
Samsung Electronics Co. Ltd. GDR	09/13/2011	21,736	31,042
Samsung Electronics Co. Ltd. GDR	09/20/2011	59,455	82,285
Samsung Electronics Co. Ltd. GDR	10/24/2011	21,816	26,114
			619,845	0.5%
Wilmington Rock Maple Alternatives Fund
ServiceMaster Co.	01/13/2012	526,875	525,000	2.2%

(8)	7-Day net yield.
(9)	Affiliated company. See Note 3 in Notes to Portfolio of Investments.
(10)	Security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolio of Investments. At January 31, 2012, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$2,782,130	1.5%
MTB U.S. Government Bond Fund	35,789	0.1%
MTB New York Municipal Bond Fund	1,100,000	1.0%

(11)	Security is in default.
(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.
(13)	The Fund’s advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(14)	All or a portion of this security was segregated for extended settlement contracts.
(15)	All or a portion of this security is segregated as collateral in connection with the fund’s short positions and options carried by the funds. The total value of all securities segregated at January 31, 2012 was $5,119,730.
*	Non-income producing security.
**	Represents less than 0.05%.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BKNT	-	Bank Note
CAPMAC	-	Capital Markets Assurance Corporation
CIFG	-	CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COL	-	Collateralized
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FDIC	-	Federal Deposit Insurance Corporation
FHA	-	Federal Housing Administration
FGIC	-	Financial Guarantee Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
GTD	-	Guaranteed
HDA	-	Housing Development Authority
IDA	-	Industrial Development Authority/Agency
IDFA	-	Industrial Development Finance Authority
INS	-	Insured
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
MTN	-	Medium Term Note
MTNA	-	Medium Term Note Class A
OBG	-	Obligated Group
PCL	-	Public Company Limited
PRF	-	Prerefunded
TANs	-	Tax Anticipated Notes
VRDNs	-	Variable Rate Demand Notes
XLCA	-	XL Capital Assurance Inc.

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012

1. Organization

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of 24 portfolios (individually referred to as the “Fund” or collectively as the “Funds”).

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuation - Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the bid and asked prices;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes, (“ETNs”) is taken from the exchange where the security is primarily traded;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and

•	the money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to disclose significant transfers between levels based on valuations at the beginning of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Funds’ fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of January 31, 2012, there were no significant transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on April 30, 2011. This does not include transfers between Level 1 and Level 2 due to the International Equity Fund utilizing international fair value pricing during the period. Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04, which includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS, will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Short Sales

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. A Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Funds’ custodian. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will realize a loss, and if the price declines during the period, a Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Funds.

Options

Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which a Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or forward foreign currency transactions. A Fund may enter into forward foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Restricted Securities

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities

The Trust has entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2012, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
MTB Short-Term Corporate Bond Fund	$510,588	$525,022
MTB U.S. Government Bond Fund	1,459,494	1,489,646
MTB Income Fund	1,191,983	1,224,987
MTB Large Cap Value Fund	1,757,427	1,806,935
MTB Large Cap Growth Fund	1,615,908	1,664,852
MTB Mid Cap Growth Fund	12,516,378	12,833,740
MTB Small Cap Growth Fund	12,564,304	12,874,733
MTB International Equity Fund	2,129,859	2,235,800

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

3. Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the nine months ended January 31, 2012 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2011	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2012	Value at 1/31/2012	Dividend Income	Realized Gain/Loss

Strategic Allocation Fund:
MTB Prime Money Market Fund	2,905,147	17,211,554	13,580,699	6,536,002	$6,536,002	$1,035	$—
MTB Money Market Fund	481,577	1,778,547	2,260,124	—	—	18	—
MTB Large Cap Growth Fund	906,162	72,123	277,192	701,093	5,980,327	4,389	260,923
MTB Large Cap Value Fund	537,508	26,671	165,578	398,601	4,165,380	33,101	(239,147)
MTB Mid Cap Growth Fund	190,133	13,282	34,635	168,780	2,518,195	—	328,858
MTB Small Cap Growth Fund	130,721	20,845	36,435	115,131	1,898,512	—	223,051
MTB International Equity Fund	1,270,152	98,472	444,995	923,629	7,666,120	118,308	(1,285,165)

TOTAL		19,221,494	16,799,658		28,764,535	156,851	(711,480)

Large Cap Value Fund:
MTB Prime Money Market Fund	2,646,516	45,032,787	47,679,303	—	—	812	—

Large Cap Growth Fund:
MTB Prime Money Market Fund	697,870	17,901,526	18,599,396	—	—	354	—
MTB Money Market Fund	—	2,711,159	2,711,159	—	—	13	—

TOTAL		20,612,685	21,310,555		—	367	—

Mid Cap Growth Fund:
MTB Prime Money Market Fund	2,937,841	63,706,753	60,344,165	6,300,429	6,300,429	1,131	—
MTB Money Market Fund	—	6,298,396	800,000	5,498,396	5,498,396	8	—

TOTAL		70,005,149	61,144,165		11,798,825	1,139	—

Small Cap Growth Fund:
MTB Prime Money Market Fund	851,034	102,135,391	92,122,374	10,864,051	10,864,051	620	—
MTB Money Market Fund	—	8,108,254	8,108,254	—	—	15	—

TOTAL		110,243,645	100,230,628		10,864,051	635	—

International Equity Fund:
MTB Prime Money Market Fund	3,133,353	46,555,138	49,688,491	—	—	125	—

4. Concentration of Risk

Since MTB New York Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Tax-Free Money Market Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Maryland Municipal Bond Fund and MTB Virginia Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, or two states in the case of MTB Tax-Free Money Market Fund, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.

MTB International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Wilmington Rock Maple Alternatives Fund uses strategies that include investments that have a low correlation to traditional asset classes. Strategies may include commodities, convertible arbitrage, event driven, long/short, market neutral, merger arbitrage and pairs trading.

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth below, there are no material events that would require disclosure in the Funds’ financial statements through this date.

On May 16, 2011, M&T Bank Corporation (“M&T”), the parent company of Wilmington Trust Investment Advisors, Inc. (“WTIA”, formerly MTB Investment Advisors, Inc.), the investment advisor to the Trust and the Funds, and MTB One, Inc., a wholly owned subsidiary of M&T, acquired Wilmington Trust Corporation (“Wilmington Trust”). Wilmington Trust was the parent company of Rodney Square Management Company (“RSMC”) and Wilmington Trust Investment Management, LLC (“WTIM”), the investment advisor and sub-advisor of the funds within the WT Mutual Fund (the “WT Trust”). As a result of M&T’s acquisition of Wilmington Trust, WT Trust merged into the MTB Trust effective March 12, 2012.

Effective January 10, 2012, MTB Investment Advisors, Inc. was renamed “Wilmington Trust Investment Advisors, Inc.” (“WTIA”) and on March 12, 2012, RSMC was subsequently renamed “Wilmington Funds Management Corporation (“WFMC”).”

Fund Mergers - On October 26, 2011, the Board proposed that each of the MTB Prime Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund, and MTB U.S. Government Bond Fund (each a “Target Fund”), each a series of the Trust, should be merged into another series of the Trust, the MTB Money Market Fund, MTB Tax-Free Money Market Fund, the MTB Tax-Free Money Market Fund, and the MTB Short Term Duration Government Bond Fund (each, an “Acquiring Fund”), respectively.

Target Funds	Acquiring Funds
MTB Prime Money Market Fund	MTB Money Market Fund
MTB Pennsylvania Tax-Free	MTB Tax-Free Money Market Fund
MTB New York Tax-Free Money Market Fund	MTB Tax- Free Money Market Fund
MTB U.S. Government Bond Fund	MTB Short Duration Government Bond Fund

Effective March 12, 2012, the MTB Trust name changed from MTB Group of Funds to Wilmington Funds and the MTB Managed Allocation Fund- Moderate Growth II was renamed the Wilmington Managed Allocation Fund- Moderate Growth II.

In addition, the following MTB Funds, which are also underlying securities of the Managed Growth II Fund, were renamed as follows:

Current Fund Name/Series	New Fund Name/Series
MTB International Equity Fund	Wilmington Multi-Manager International Fund
MTB Large Cap Growth Fund	Wilmington Large Cap Growth Fund
MTB Large Cap Value Fund	Wilmington Large Cap Value Fund
MTB Mid-Cap Growth Fund	Wilmington Mid-Cap Growth Fund
MTB Small Cap Growth Fund	Wilmington Small Cap Growth Fund
MTB Income Fund	Wilmington Broad Market Bond Fund
MTB Intermediate-Term Bond Fund	Wilmington Intermediate Term Bond Fund
MTB Short Duration Government Bond Fund	Wilmington Short Duration Government Bond Fund
MTB Short-Term Corporate Bond Fund	Wilmington Short-Term Corporate Bond Fund
MTB Money Market Fund	Wilmington Prime Money Market Fund

On or about the date of the Reorganization, and subject to approval of the shareholders of each MTB Fund, WFMC will serve as investment advisor and WTIA will serve as sub-advisor for all of the Funds.

Transfer Agent – Effective February 17, 2012, BNY Mellon replaced ALPS Fund Services, Inc. as the Transfer Agent and Dividend Distributing Agent to the Funds.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 26, 2012

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 26, 2012